File No.  811-5270
                                                                        33-16338
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]

      Pre-Effective Amendment No.                                       [__]


      Post-Effective Amendment No. 85                                   [ X ]


                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]


      Amendment No. 85                                                  [ X ]


                       (Check appropriate box or boxes.)

                        THE DREYFUS/LAUREL FUNDS, INC.
                        ------------------------------
              (Exact Name of Registrant as Specified in Charter)

                       c/o The Dreyfus Corporation
                       200 Park Avenue, New York, New York 10166
                       (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                             Mark N. Jacobs, Esq.
                            The Dreyfus Corporation
                                200 Park Avenue
                           New York, New York 10166
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
      ---

       X   on March 1, 2003 pursuant to paragraph (b)
      ---

           60 days after filing pursuant to paragraph (a)(i)
      ---
           on (date) pursuant to paragraph (a)(i)
      ---
           75 days after filing pursuant to paragraph (a)(ii)
      ---
           on (date) pursuant to paragraph (a)(ii) of Rule 485
      ---

If appropriate, check the following box:

      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


(PAGE)




      The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates only to the Series listed below and does not affect the Registration Statement of Dreyfus Premier Core Equity Fund:


                    DREYFUS BASIC S&P 500 STOCK INDEX FUND
                        DREYFUS BOND MARKET INDEX FUND
                        DREYFUS DISCIPLINED STOCK FUND
              DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                 DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
             DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                         DREYFUS MONEY MARKET RESERVES
                          DREYFUS MUNICIPAL RESERVES
                        DREYFUS U.S. TREASURY RESERVES
                         DREYFUS PREMIER BALANCED FUND
                   DREYFUS PREMIER LIMITED TERM INCOME FUND
                   DREYFUS PREMIER LARGE COMPANY STOCK FUND
                       DREYFUS PREMIER MIDCAP STOCK FUND
                     DREYFUS PREMIER SMALL CAP VALUE FUND

                    DREYFUS PREMIER TAX MANAGED GROWTH FUND


Dreyfus BASIC S&P 500 Stock Index Fund

Seeks to match the total return of the Standard & Poor's((reg.tm)) 500 Composite Stock Price Index by investing in equity securities


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                                          Contents

                                          THE FUND
                      --------------------------------

What every investor                     1 Goal/Approach
should know about
the fund                                2 Main Risks

                                        3 Past Performance

                                        4 Expenses

                                        5 Management

                                        6 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------

Information                             7 Account Policies
for managing your
fund account                            9 Distributions and Taxes

                                       10 Services for Fund Investors

                                       11 Instructions for Regular Accounts


                                       13 Instructions for IRAs


                                          FOR MORE INFORMATION
                      -------------------------------------------------

Where to learn more                       Back Cover
about this and other
Dreyfus funds


Dreyfus BASIC S&P 500 Stock Index Fund
---------------------

Ticker Symbol: DSPIX

The Fund

GOAL/APPROACH


The fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500((reg.tm))). This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 95% of its assets in common stocks included in the index.


The fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.


The fund generally invests in all 500 stocks in the S&P 500((reg.tm)) in proportion to their weighting in the index. The S&P 500((reg.tm)) is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities.


INFORMATION ON THE FUND'S RECENT PERFORMANCE AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

INDEX FUNDS: mutual funds that are designed to meet the performance of an underlying benchmark index.

To replicate index performance, the manager uses a passive management approach and purchases all or a representative sample of the securities comprising the benchmark index. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's((reg.tm))," "S&P((reg.tm))," "Standard & Poor's((reg.tm)) 500" and "S&P 500((reg.tm))" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

The Fund       1


MAIN RISKS


The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


* INDEXING STRATEGY RISK. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

Other potential risks

The fund may invest in stock index futures contracts whose performance is tied to the S&P 500 Index. While used primarily as a substitute for the sale or purchase of securities, such investments can increase the fund's volatility and lower its return. Derivatives, such as futures contracts, can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.



2


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's average annual total returns to those of the S&P 500((reg.tm)), a broad measure of large-cap stock performance. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


       0.83   36.82   22.76   33.02    28.38   20.62   -9.26   -12.09    -22.29
93     94     95      96      97       98      99      00      01        02



BEST QUARTER:                    Q4 '98                     +21.32%


WORST QUARTER:                   Q3 '02                     -17.29%




Average annual total returns AS OF 12/31/02


                                                                                                                   Since
                                                                                                                 inception
                                                            1 Year                     5 Years                   (9/30/93)
------------------------------------------------------------------------------------------------------------------------------------


FUND
RETURNS BEFORE TAXES                                        -22.29%                     -0.81%                      9.00%

FUND
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                            -22.73%                     -1.37%                      8.12%

FUND
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                         -13.76%                     -0.84%                      7.20%

S&P 500
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                     -22.10%                     -0.59%                      9.27%



The Fund       3




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.20%

Other expenses                                                            0.00%
--------------------------------------------------------------------------------

TOTAL                                                                     0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years              5 Years              10 Years
--------------------------------------------------------------------------------

$20                      $64                 $113                  $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors and extraordinary expenses.

4


MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus manages the fund by making investment decisions based on the fund's investment objective, policies and restrictions in seeking to match the performance of the S&P 500((reg.tm)).

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund       5


FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated.
"Total return" shows how much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                              YEAR ENDED OCTOBER 31,

                                                                                 2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           22.16      29.94     28.76      23.34      19.73

 Investment operations:  Investment income -- net                                 .29*       .28*       .31*      .34*       .31

                         Net realized and unrealized gain (loss) on investments (3.64)    (7.72)      1.38       5.52       3.89

 Total from investment operations                                               (3.35)    (7.44)      1.69       5.86       4.20

 Distributions:          Dividends from investment income -- net                 (.30)      (.30)     (.28)      (.35)      (.31)

                         Dividends from net realized gain on investments           --      (.04)     (.23)       (.09)      (.28)

 Total distributions                                                             (.30)      (.34)     (.51)      (.44)      (.59)

 Net asset value, end of period                                                 18.51      22.16     29.94      28.76      23.34

 Total Return (%)                                                              (15.32)    (25.08)      5.92      25.34      21.68
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20        .20

 Ratio of net investment income to average net assets                            1.35       1.10      1.04       1.23       1.45

 Portfolio turnover rate                                                         4.72       6.34      4.16      16.58      16.76
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      1,114,140  1,292,792  1,989,765  1,747,282  1,133,147

* BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


6



Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
--------------------------------------------------------------------------------

Minimum investments

                               Initial                Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $10,000                $1,000*
                                                      $500 FOR DREYFUS
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS               $5,000                 $1,000**

SPOUSAL IRAS                   $5,000                 $1,000**

ROTH IRAS                      $5,000                 $1,000**

DREYFUS AUTOMATIC              N/A                    $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

*    $100 FOR INVESTORS WHO HAVE HELD SHARES SINCE SEPTEMBER 14, 1995.

**   NO MINIMUM FOR INVESTORS WHO HAVE HELD SHARES SINCE SEPTEMBER 14, 1995.

Concepts to understand

TRADITIONAL IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

FOR MORE COMPLETE IRA INFORMATION, CONSULT DREYFUS OR YOUR TAX PROFESSIONAL.

THIRD-PARTY INVESTMENTS: If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

Your Investment       7


ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares



Limitations on selling shares by phone or online through Dreyfus.com


Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

8


General policies

IF YOUR ACCOUNT FALLS BELOW $5,000*, the fund may ask you to increase your balance. If it is still below $5,000* after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

* BELOW $500 IF YOU HAVE BEEN A FUND SHAREHOLDER SINCE SEPTEMBER 14, 1995.



DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income quarterly and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                   Tax rate for               Tax rate for
distribution              10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                    ORDINARY                   ORDINARY
DIVIDENDS                 INCOME RATE                INCOME RATE

SHORT-TERM                ORDINARY                   ORDINARY
CAPITAL GAINS             INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS             8%/10%                     18%/20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

Your Investment       9


SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              one Dreyfus fund into another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.


Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege



TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express((reg.tm))

voice-activated account access


YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.



Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

* for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

*    for  SEP-IRAs,   Keogh   accounts,   401(k)  and  403(b)   accounts,   call
     1-800-358-0910

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

10


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


Mail your application and a check to:
The Dreyfus Family of Funds


P.O. Box 55299, Boston, MA 02205-8553




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds


P.O. Box 55263, Boston, MA 02205-8501




           By Telephone

WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Company, with these instructions:

   * ABA# 011001234

   * DDA# 044288

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Company, with these instructions:

* ABA# 011001234

* DDA# 044288

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "4110" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Your Investment       11


INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.


            Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.


Be sure to maintain an account balance of $5,000 or more.



12


INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian


P.O. Box 55552, Boston, MA 02205-8568


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).


TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required. (See "Account Policies -- Selling Shares").

Mail in your request (see "To Open an Account" at left).


           By Telephone
             ___________


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Company, with these instructions:

* ABA# 011001234

* DDA# 044288

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "4110" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

          ____________


           Automatically
          _____________




ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS TRUST COMPANY, CUSTODIAN

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Your Investment       13



For More Information
Dreyfus BASIC S&P 500 Stock Index Fund
A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation                              713P0303


Dreyfus Bond Market Index Fund

Seeks to match the total return of the Lehman Brothers Aggregate Bond Index by investing in bonds


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                          Contents

                                          THE FUND
                      --------------------------------

What every investor                     1 Goal/Approach
should know about
the fund                                2 Main Risks

                                        3 Past Performance

                                        4 Expenses

                                        5 Management

                                        6 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------


Information                             8 Account Policies
for managing your
fund account                           11 Distributions and Taxes

                                       12 Services for Fund Investors

                                       13 Instructions for Regular Accounts

                                       15 Instructions for IRAs


                                          FOR MORE INFORMATION
                      -------------------------------------------------

Where to learn more                       Back Cover
about this and other
Dreyfus funds




Dreyfus Bond Market Index Fund
---------------------------------------

Ticker Symbols:  BASIC shares DBIRX

                 Investor shares DBMIX

The Fund

GOAL/APPROACH


The fund seeks to match the total return of the Lehman Brothers Aggregate Bond Index. Total return includes changes in the fund's share price as well as interest income. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in bonds that are included in the index. To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments.


As the fund grows, it expects to have a correlation between its performance and that of the index of at least .95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund's investments are selected by a "sampling" process. By using this sampling process, the fund typically will not invest in all of the securities in the index.

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index that covers the U.S. investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset-backed securities. Most of the bonds in the index are issued by the U.S. Treasury and other U.S. government and agency issuers. Lehman Brothers is not affiliated with this fund, and it does not sell or endorse the fund, nor does it guarantee the performance of the fund or the index.

INFORMATION ON THE FUND'S RECENT PERFORMANCE AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

INDEX FUNDS: mutual funds that are designed to meet the performance of an underlying benchmark index. In seeking to match index performance, the manager uses a passive management approach and purchases all or a representative sample of the bonds comprising the benchmark index. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

SAMPLING: a statistical process used to select bonds so that the fund has investment characteristics that closely approximate those of the index.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" or "Aaa" (highly unlikely to default) through a low of "D" (companies already in default).

INVESTMENT GRADE BONDS: Bonds rated "BBB" or "Baa" or above by nationally recognized rating agencies are considered investment grade.

The Fund       1


MAIN RISKS


The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

* INDEXING STRATEGY RISK. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor performance among bonds. The correlation between fund and index performance may be affected by the fund's expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

* INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the fund's effective maturity and duration, the more its share price is likely to react to interest rates. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.


* CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price.


* MARKET RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry.

* LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

* PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising rates and its potential for price declines.


Other potential risks


General downturns in the economy could cause the value of asset-backed securities to fall, and the risk that any recovery on repossessed collateral might be inadequate is greater than for mortgage-backed securities.


While some of the fund's securities may carry guarantees of the U.S. government or its agencies, these guarantees do not apply to shares of the fund itself.

To the extent that the fund invests in securities not included in the index to maintain liquidity, it will not achieve its goal of matching the total return of the index.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

2


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's BASIC shares from year to year. The table compares the average annual total returns of each of the fund's share classes to those of the Lehman Brothers Aggregate Bond Index,* a broad-based, unmanaged, market-weighted index covering the U.S. investment grade fixed-rate bond market. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund's other share class due to differences in charges and expenses.


After-tax performance is shown only for BASIC shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

* PRIOR TO NOVEMBER 14, 1997, THE FUND USED A DIFFERENT BENCHMARK INDEX WHICH DID NOT INCLUDE CERTAIN MORTGAGE- AND ASSET-BACKED SECURITIES.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

BASIC SHARES


        -3.45   18.52   2.20    9.42    8.93    -1.06   11.00   8.06    10.05
93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q2 '95                     +6.30%

WORST QUARTER:                   Q1 '94                      -2.71%



Average annual total returns AS OF 12/31/02


Share class/                                                                                                       Since
inception date                                              1 Year                     5 Years                   inception
------------------------------------------------------------------------------------------------------------------------------------


BASIC SHARES
(11/30/93)
RETURNS BEFORE TAXES                                         10.05%                      7.30%                      6.84%

BASIC SHARES
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                              7.83%                      4.79%                      4.32%

BASIC SHARES
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                           6.10%                      4.58%                      4.20%

INVESTOR SHARES
(4/28/94)
RETURNS BEFORE TAXES                                          9.77%                      7.04%                      7.32%

LEHMAN BROTHERS
AGGREGATE BOND INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                      10.25%                      7.55%                      7.26%**


** BASED ON THE LIFE OF BASIC SHARES. FOR COMPARATIVE PURPOSES, THE VALUE OF THE
   INDEX ON 11/30/93 IS USED AS THE BEGINNING VALUE.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       3


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load).
--------------------------------------------------------------------------------

Fee table

                                                       BASIC         Investor
                                                      shares          shares
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                        0.15%          0.15%

Rule 12b-1 fee                                          none          0.25%

Other expenses                                         0.00%          0.00%
--------------------------------------------------------------------------------

TOTAL                                                  0.15%          0.40%
--------------------------------------------------------------------------------


Expense example

                                                      1 Year              3 Years              5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------

BASIC SHARES                                            $15                  $48                 $85                   $192

INVESTOR SHARES                                         $41                  $128                $224                  $505



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid for distribution and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

4

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.15% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Dreyfus manages the fund by making investment decisions based on the fund's investment objective, policies and restrictions in seeking to match the total return of the Lehman Brothers Aggregate Bond Index.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund       5


FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                            YEAR ENDED OCTOBER 31,

 BASIC SHARES                                                                   2002(1)     2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           10.35       9.63      9.64      10.27      10.00

 Investment operations:  Investment income -- net                               .54(2)       .61       .62        .59        .61

                         Net realized and unrealized gain (loss) on investments   .05        .72     (.01)      (.56)        .32

 Total from investment operations                                                 .59       1.33       .61        .03        .93

 Distributions:          Dividends from investment income -- net                 (.55)      (.61)     (.62)      (.59)      (.61)

                         Dividends from net realized gain on investments            --         --        --      (.07)      (.05)

 Total distributions                                                             (.55)      (.61)     (.62)      (.66)      (.66)

 Net asset value, end of period                                                  10.39      10.35      9.63       9.64      10.27

 Total Return (%)                                                                 5.95      14.25      6.63        .29       9.69
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                           .15        .15       .15        .15        .15

 Ratio of net investment income to average net assets                             5.32       6.11      6.53       5.96       6.06

 Portfolio turnover rate                                                         37.69      90.97     67.33      73.14      43.39
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         103,194     82,050    70,040     64,232     55,852


(1)  AS  REQUIRED,  EFFECTIVE  NOVEMBER  1,  2001,  THE  FUND  HAS  ADOPTED  THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT ON FIXED-INCOME  SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THIS CHANGE FOR THE PERIOD  ENDED  OCTOBER 31, 2002 WAS TO DECREASE  NET
     INVESTMENT  INCOME PER SHARE AND INCREASE NET REALIZED AND UNREALIZED  GAIN
     (LOSS)  ON  INVESTMENTS  PER  SHARE BY $.01 AND  DECREASE  THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.40% TO 5.32%. PER-SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT
     BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


6



                                                                                            YEAR ENDED OCTOBER 31,

 INVESTOR SHARES                                                                2002(1)     2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           10.34       9.62      9.63      10.26       9.99

 Investment operations:  Investment income -- net                               .51(2)       .59       .60        .56        .59

                         Net realized and unrealized gain (loss) on investments   .05        .72     (.01)      (.56)        .32

 Total from investment operations                                                 .56       1.31       .59         --        .91

 Distributions:          Dividends from investment income -- net                 (.52)      (.59)     (.60)      (.56)      (.59)

                         Dividends from net realized gain on investments           --         --        --      (.07)      (.05)

 Total distributions                                                            (.52)      (.59)     (.60)      (.63)      (.64)

 Net asset value, end of period                                                 10.38      10.34      9.62       9.63      10.26

 Total Return (%)                                                                5.68      13.99      6.34        .03       9.43
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .40        .40       .40        .40        .40

 Ratio of net investment income to average net assets                            5.04       5.85      6.25       5.72       5.79

 Portfolio turnover rate                                                        37.69      90.97     67.33      73.14      43.39
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        110,923     62,314    35,613     33,699      1,552

(1)  AS  REQUIRED,  EFFECTIVE  NOVEMBER  1,  2001,  THE  FUND  HAS  ADOPTED  THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT ON FIXED-INCOME  SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THIS CHANGE FOR THE PERIOD  ENDED  OCTOBER 31, 2002 WAS TO DECREASE  NET
     INVESTMENT  INCOME PER SHARE AND INCREASE NET REALIZED AND UNREALIZED  GAIN
     (LOSS)  ON  INVESTMENTS  PER  SHARE BY $.01 AND  DECREASE  THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.11% TO 5.04%. PER-SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT
     BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


The Fund       7


Your Investment

ACCOUNT POLICIES

Buying shares

THE FUND OFFERS TWO SHARE CLASSES -- BASIC shares and Investor shares. Both classes of shares are offered to any investor. The classes differ in their expenses, minimum purchase and account balance requirements, and the services they offer to shareholders. YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the net asset value per share (NAV) for the class of shares you purchase, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

When calculating its NAV, the fund's investments are generally valued by using available market quotations or at fair value, which may be determined by one or more pricing services approved by the fund's board.


Minimum investments

                                    Initial            Additional
--------------------------------------------------------------------------------

BASIC SHARES

Regular accounts                    $10,000           $1,000*; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

Traditional IRAs,                   $5,000            $1,000**
Spousal IRAs, Roth IRAs

Education Savings                   N/A               N/A
Accounts


Dreyfus automatic                   N/A               $100
investment plans


--------------------------------------------------------------------------------

INVESTOR SHARES

Regular accounts                    $2,500***         $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

Traditional IRAs,                   $750              NO MINIMUM
Spousal IRAs, Roth IRAs

Education Savings                   $500              NO MINIMUM
Accounts                                              AFTER THE FIRST YEAR

Dreyfus automatic                   $100              $100
investment plans

ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD-PARTY CHECKS CANNOT BE ACCEPTED. YOU MAY BE CHARGED A FEE FOR ANY CHECK THAT DOES NOT CLEAR. MAXIMUM DREYFUS TELETRANSFER PURCHASE IS $150,000 PER DAY.

*    $100 FOR SHAREHOLDERS WHO HAVE HELD BASIC SHARES SINCE AUGUST 14, 1997.

** NO MINIMUM FOR SHAREHOLDERS WHO HAVE HELD BASIC SHARES IN SUCH ACCOUNTS SINCE AUGUST 14, 1997.

***  $1,000 FOR CLIENTS OF CERTAIN AGENTS AND CERTAIN OTHER PURCHASES.


8


Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone  or online through Dreyfus.com

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online


--------------------------------------------------------------------------------


CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment       9


ACCOUNT POLICIES (CONTINUED)

General policies

IF YOUR ACCOUNT FALLS BELOW $5,000* IN THE BASIC SHARE CLASS, OR BELOW $500 IN THE INVESTOR SHARE CLASS, the fund may ask you to increase your balance. If it is still below the minimum balance amount after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

*    BELOW $500 FOR HOLDERS OF BASIC SHARES SINCE AUGUST 14, 1997.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

10


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net capital gains that it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

EACH SHARE CLASS WILL GENERATE a different dividend because each has different expenses.

FUND DIVIDENDS AND OTHER DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for
distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

Your Investment       11


SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              one Dreyfus fund into another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing, by phone or online through Dreyfus.com. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online through Dreyfus.com, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.


Dreyfus Express((reg.tm))


voice-activated account access


YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.



Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

* for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

*    for  SEP-IRAs,   Keogh   accounts,   401(k)  and  403(b)   accounts,   call
     1-800-358-0910

12


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


Mail your application and a check to:
The Dreyfus Family of Funds


P.O. Box 55299, Boston, MA 02205-8553




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name and the share class

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds


P.O. Box 55263, Boston, MA 02205-8501




           By Telephone

WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044210

   * the fund name and the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name and the share class

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but before your account number insert "4450" for BASIC shares OR "4460" for Investor shares.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Your Investment       13


INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)



TO ADD TO AN ACCOUNT


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.


            Automatically

WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

WITHOUT ANY INITIAL INVESTMENT (Investor shares only) Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


14




INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and share class and to indicate the year the contribution is for.


Mail your application and a check to:
The Dreyfus Trust Company, Custodian


P.O. Box 55552, Boston, MA 02205-8568



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone
           ___________


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name and the share class

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK Same as wire, but before your account number insert "4450" for BASIC shares OR "4460" for Investor shares.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

WITHOUT ANY INITIAL INVESTMENT (Investor shares only) Call us to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required. (See "Account Policies -- Selling Shares").

Mail in your request (see "To Open an Account" at left).

              ______________


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS TRUST COMPANY, CUSTODIAN

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Your Investment       15




NOTES




NOTES




For More Information

Dreyfus Bond Market Index Fund
A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation                                 310P0303


Dreyfus
Disciplined Stock Fund

Seeks investment returns that exceed the Standard & Poor's((reg.tm) )500 Composite Stock Price Index by investing in large-cap stocks


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






(PAGE)

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                          Contents

                                          THE FUND
                      --------------------------------

                                       1  Goal/Approach

                                        2 Main Risks

                                        3 Past Performance

                                        4 Expenses

                                        5 Management

                                        6 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------

                                        7 Account Policies


                                       10 Distributions and Taxes

                                       11 Services for Fund Investors

                                       12 Instructions for Regular Accounts

                                       14 Instructions for IRAs


                                          FOR MORE INFORMATION
                      -------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

(PAGE)


Dreyfus Disciplined Stock Fund
----------------------
Ticker Symbol: DDSTX

The Fund

GOAL/APPROACH


The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor's((reg.tm)) 500 Composite Stock Price Index (S&P 500). This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in stocks. The fund focuses on stocks of large cap companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 500 is a primary goal of the investment process.


In selecting securities, Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

*    VALUE, or how a stock is priced relative to its perceived intrinsic worth

*    GROWTH, in this case the sustainability or growth of earnings

*    FINANCIAL PROFILE, which measures the financial health of the company


Next, based on fundamental analysis, Dreyfus generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including Wall Street research and company management.


Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 500.

Concepts to understand


LARGE-CAP COMPANIES: generally, established companies that are considered "known quantities," with market capitalizations of $5 billion or more at the time of purchase. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

COMPUTER MODEL: a proprietary model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market conditions.


S&P 500: an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy. The S&P 500 is often considered a proxy for the stock market in general.

                                                                      The Fund 1





MAIN RISKS


The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.



* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* STOCK SELECTION RISK. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 500, the fund is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.

* VALUE AND GROWTH STOCK RISK. By investing in a mix of value and growth companies, the fund assumes the risks of both. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock's intrinsic worth, or the portfolio managers misgauged that worth. They also may decline in price even though in theory they are already undervalued. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.


Other potential risks


The fund may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile.
The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

2




PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's average annual total returns to those of the S&P 500, a broad measure of large-cap stock performance. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


11.83   -1.03    36.86   24.88   31.94   26.62   18.21   -9.24   -13.31  -22.93
93      94       95      96      97      98      99      00      01      02

BEST QUARTER:                    Q4 '98                           +22.56%

WORST QUARTER:                   Q3 '02                           -15.97%


Average annual total returns AS OF 12/31/02



                                                            1 Year                     5 Years                   10 Years
------------------------------------------------------------------------------------------------------------------------------------
FUND
RETURNS BEFORE TAXES                                        -22.93%                    -1.92%                      8.52%

FUND
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                            -23.08%                    -2.53%                      7.16%

FUND
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                         -14.07%                    -1.39%                      6.82%

S&P 500
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                     -22.09%                    -0.58%                      9.34%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                                 The Fund 3






EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load).
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.90%


Rule 12b-1 fee                                                          0.10%


Other expenses                                                          0.00%
--------------------------------------------------------------------------------

TOTAL                                                                   1.00%
--------------------------------------------------------------------------------


Expense example

1 Year                             3 Years                              5 Years                               10 Years
------------------------------------------------------------------------------------------------------------------------------------

$102                               $318                                  $552                                  $1,225


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid for distribution and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

4





MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.90% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


D. Gary Richardson serves as the primary portfolio manager of the fund. Mr. Richardson has been a primary portfolio manager of the fund, and has been employed by Dreyfus as a portfolio manager, since April 2002. He is also a vice president at Mellon Bank, which he joined in 1998. Prior to joining Mellon Bank, Mr. Richardson was a co-manager and research analyst at Munder Capital Management since 1996.


The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                 The Fund  5



FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                          YEAR ENDED OCTOBER 31,

                                                                               2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           29.57      42.34     40.96      34.68      32.78

 Investment operations:  Investment income -- net                               .12(2)     .05(2)    .01(2)     .11(2)       .20

                         Net realized and unrealized gain
                         (loss) on investments                                 (4.53)    (10.87)      2.78       7.97       5.31

 Total from investment operations                                              (4.41)    (10.82)      2.79       8.08       5.51

 Distributions:          Dividends from investment income -- net                (.10)      (.03)     (.02)      (.15)      (.24)

                         Dividends from net realized gain on investments           --     (1.92)    (1.39)     (1.65)     (3.37)

 Total distributions                                                            (.10)     (1.95)    (1.41)     (1.80)     (3.61)

 Net asset value, end of period                                                 25.06      29.57     42.34      40.96      34.68

 Total Return (%)                                                             (14.96)    (26.63)      6.88      24.01      18.37
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         1.00       1.00      1.00       1.00        .99

 Ratio of net investment income to average net assets                             .41        .16       .02        .28        .61

 Portfolio turnover rate                                                        41.46      53.68     50.32      57.23      54.45
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      1,560,441  2,362,569  3,514,925  3,289,549  2,436,164

(1)  EFFECTIVE DECEMBER 15, 1997, THE FUND CONVERTED TO A SINGLE-CLASS FUND,
     WITH THE EXISTING INSTITUTIONAL AND RETAIL SHARES CONVERTED INTO A NEW
     SINGLE CLASS OF SHARES.


(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


6



Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
--------------------------------------------------------------------------------

Minimum investments

                               Initial               Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $2,500                $100
                                                     $500 FOR DREYFUS
                                                     TELETRANSFER INVESTMENTS

TRADITIONAL IRAS               $750                  NO MINIMUM

SPOUSAL IRAS                   $750                  NO MINIMUM

ROTH IRAS                      $750                  NO MINIMUM

EDUCATION SAVINGS              $500                  NO MINIMUM
ACCOUNTS                                             AFTER THE FIRST YEAR

DREYFUS AUTOMATIC              $100                  $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

TRADITIONAL IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

EDUCATION SAVINGS ACCOUNT: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA INFORMATION, CONSULT DREYFUS OR YOUR TAX PROFESSIONAL.

                                                            Your Investment 7





ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares



Limitations on selling shares by phone  or online through Dreyfus.com


Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY


* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

8




General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

                                                            Your Investment 9




DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income quarterly and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for                Tax rate for
distribution             10% or 15% bracket          27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                    ORDINARY
DIVIDENDS                INCOME RATE                 INCOME RATE

SHORT-TERM               ORDINARY                    ORDINARY
CAPITAL GAINS            INCOME RATE                 INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                      18%/20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

10





SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              one Dreyfus fund into another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.


Dreyfus Express((reg.tm)) voice-activated account access

YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

* for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

*    for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
     1-800-358-0910

                                                       Your Investment 11





INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   The Dreyfus Family of Funds
   P.O. Box 55299, Boston, MA 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Company, with these instructions:

   * ABA# 011001234

   * DDA# 044210

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Company, with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "4050" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501


WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

12





INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT

            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.




ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.


Be sure to maintain an account balance of $5,000 or more.

                                                             Your Investment 13






INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


   Mail your application and a check to:
   The Dreyfus Trust Company,
   Custodian P.O. Box 55552,
   Boston, MA 02205-8568


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Company, with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "4050" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.




ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail in your request (see "To Open an Account" at left).


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS TRUST COMPANY, CUSTODIAN

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

14





NOTES

(PAGE)


NOTES

(PAGE)


NOTES

(PAGE)


For More Information

Dreyfus Disciplined Stock Fund A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                                   728P0303


Dreyfus Institutional Prime Money Market Fund

Dreyfus Institutional Government Money Market Fund

Dreyfus Institutional U.S. Treasury Money Market Fund



Seeking a high level of current income
and a stable $1.00 share price




PROSPECTUS March 1, 2003





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Institutional Prime                                               2
Money Market Fund

Dreyfus Institutional Government                                          4
Money Market Fund

Dreyfus Institutional U.S. Treasury                                       6
Money Market Fund

Management                                                                8

Financial Highlights                                                      9

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          11

Distributions and Taxes                                                   13

Services for Fund Investors                                               13

Instructions for Accounts                                                 14

For More Information
--------------------------------------------------------------------------------

INFORMATION ON EACH FUND'S RECENT PERFORMANCE AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).





The Funds


Dreyfus Institutional Prime
Money Market Fund

Dreyfus Institutional Government
Money Market Fund

Dreyfus Institutional U.S. Treasury
Money Market Fund

Series of The Dreyfus/Laurel Funds, Inc.


INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other funds. This combined prospectus has been prepared for the convenience of investors so that investors can consider three investment choices in one document.

Each fund seeks to maintain a stable share price (although it cannot guarantee that it will always do so) and is designed to offer a high level of current investment income consistent with stability of principal and high liquidity.


The main differences among these funds are the securities in which they invest. Dreyfus Institutional Prime Money Market Fund invests in a range of high quality money market instruments. Dreyfus Institutional Government Money Market Fund invests primarily in money market instruments issued or guaranteed by the U.S. government and its agencies and instrumentalities. Dreyfus Institutional U.S. Treasury Money Market Fund maintains an even higher quality standard by investing exclusively in U.S. Treasury obligations and repurchase agreements secured by such obligations.



                                                                 Introduction  1



Dreyfus  Institutional  Prime Money Market Fund
-----------------------
Ticker Symbol: DPMXX

GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:


* securities issued or guaranteed by the U.S. government or its agencies and instrumentalities


* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. or foreign banks or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements


*    asset-backed securities


*    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate obligations, including those with floating or variable rates of interest




Concepts to understand

MONEY MARKET FUND: a specific type of mutual fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations






MAIN RISKS


The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* adverse developments could occur in the banking industry, which issues or guarantees many of the securities the fund typically owns

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest




Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.


An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus.




2



PAST PERFORMANCE


The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)




3.01    4.05    5.84    5.27    5.47    5.38    5.00    6.28    4.02    1.53
93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                     +1.63%


WORST QUARTER:                   Q4 '02                     +0.34%
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

1.53%                              4.43%                           4.58%

The fund's 7-day yield on 12/31/02 was 1.18%. For the fund's current yield, call toll-free 1-800-645-6561.





What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in this fund, but also has the potential to make money.





EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.15%

Shareholder services fee                                                0.15%

Other expenses                                                          0.00%
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example


1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether the investor sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees (shareholder services fee in the case of this fund) and extraordinary expenses.

SHAREHOLDER SERVICES FEE: the fee paid to certain banks, brokers or dealers and other financial institutions for shareholder services. This fee is paid out of the fund's assets on an ongoing basis, and over time it will increase the cost of a shareholder's investment in the fund.

                                Dreyfus Institutional Prime Money Market Fund  3








Dreyfus Institutional Government Money Market Fund
----------------------
Ticker Symbol: DIGXX

GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal and conservative investment risk. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


To pursue its goal, the fund normally invests at least 80% of its assets in money market instruments issued or guaranteed by the U.S. government and its agencies and instrumentalities. The fund may also invest in repurchase agreements, including tri-party repurchase agreements.





Concepts to understand

MONEY MARKET FUND: a specific type of mutual fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations





MAIN RISKS


The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.




4


PAST PERFORMANCE


The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)




2.94    4.01    5.76    5.18    5.32    5.25    4.83    6.12    3.88    1.50
93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                     +1.59%

WORST QUARTER:                   Q4 '02                     +0.32%
-------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

1.50%                              4.30%                           4.47%

The fund's 7-day yield on 12/31/02 was 1.09%. For the fund's current yield, call toll-free 1-800-645-6561.





What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in this fund, but also has the potential to make money.




EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.15%

Shareholder services fee                                                0.15%

Other expenses                                                          0.00%
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------



Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether the investor sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees (shareholder services fee in the case of this fund) and extraordinary expenses.

SHAREHOLDER SERVICES FEE: the fee paid to certain banks, brokers or dealers and other financial institutions for shareholder services. This fee is paid out of the fund's assets on an ongoing basis, and over time it will increase the cost of a shareholder's investment in the fund.

                           Dreyfus Institutional Government Money Market Fund  5







Dreyfus Institutional U.S. Treasury
Money Market Fund
---------------------
Ticker Symbol: DITXX

GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal and conservative investment risk. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund invests exclusively in direct obligations of the U.S. Treasury and in repurchase agreements, including tri-party repurchase agreements, secured by these obligations.




Concepts to understand

MONEY MARKET FUND: a specific type of mutual fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations




MAIN RISKS


The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.


The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.



6


PAST PERFORMANCE


The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)




2.89    3.90    5.67    5.08    5.21    5.12    4.62    5.86    3.82    1.45
93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q4 '00                     +1.52%


WORST QUARTER:                   Q4 '02                     +0.31%
--------------------------------------------------------------------------------
Average annual total returns AS OF 12/31/02

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

1.45%                              4.16%                           4.35%

The fund's 7-day yield on 12/31/02 was 1.03%. For the fund's current yield, call toll-free 1-800-645-6561.





What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in this fund, but also has the potential to make money.






EXPENSES

Fund investors pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.15%

Shareholder services fee                                                 0.15%

Other expenses                                                           0.00%
--------------------------------------------------------------------------------

TOTAL                                                                    0.30%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether the investor sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees (shareholder services fee in the case of this fund) and extraordinary expenses.

SHAREHOLDER SERVICES FEE: the fee paid to certain banks, brokers or dealers and other financial institutions for shareholder services. This fee is paid out of the fund's assets on an ongoing basis, and over time it will increase the cost of a shareholder's investment in the fund.

                       Dreyfus Institutional U.S. Treasury Money Market Fund   7







MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.15% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


The funds, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits their personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



8


FINANCIAL HIGHLIGHTS

The following tables describe each fund's performance for the fiscal periods indicated. "Total return" shows how much an investment in a fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with each fund's financial statements, is included in the respective fund's annual report, which is available upon request.


                                                                                           YEAR ENDED OCTOBER 31,


 DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND                                  2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .017       .047      .060       .048       .053

 Distributions:          Dividends from investment income -- net               (.017)     (.047)    (.060)     (.048)     (.053)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.68       4.76      6.13       4.91       5.47
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income to average net assets                            1.66       4.69      5.98       4.81       5.34
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        720,952    670,915   677,756    584,471    479,866



                                                                                              YEAR ENDED OCTOBER 31,

 DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                            2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .016       .045      .058       .046       .052

 Distributions:          Dividends from investment income -- net               (.016)     (.045)    (.058)     (.046)     (.052)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.66       4.59      5.94       4.74       5.36
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income to average net assets                            1.65       4.08      5.81       4.64       5.22
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        822,496    624,020   292,672    236,532    343,988


                                                                                                                   The Funds   9




FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             YEAR ENDED OCTOBER 31,

 DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND                         2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .016       .044      .055       .047       .051

 Distributions:          Dividends from investment income -- net               (.016)     (.044)    (.055)     (.047)     (.051)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.59       4.53      5.64       4.58       5.22
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income to average net assets                            1.56       4.52      5.53       4.45       5.10
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        615,142    420,096   462,366    473,341    645,297



10



                                                                 Your Investment

ACCOUNT POLICIES

Buying shares

INVESTORS PAY NO SALES CHARGES to invest in these funds. The price for fund shares is the net asset value per share (NAV) for the shares purchased. For the Dreyfus Institutional Government Money Market Fund and the Dreyfus Institutional U.S. Treasury Money Market Fund, the NAV generally is calculated at 3:00 p.m., Eastern time, on days the New York Stock Exchange (NYSE) is open for regular business. The NAV of the Dreyfus Institutional Prime Money Market Fund generally is calculated at 5:00 p.m., Eastern time, on days the NYSE is open for regular business. Orders (except through Dreyfus TeleTransfer) will be priced at the NAV next calculated after they are accepted by a fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.
--------------------------------------------------------------------------------

Minimum investments

                                Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                $1,000,000         NO MINIMUM;
                                                   $500 FOR DREYFUS
                                                   TELETRANSFER INVESTMENTS

DREYFUS AUTOMATIC               N/A                $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. Investors may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.




Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help maintain the $1.00 share price.



Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME. Shares will be sold at the next NAV calculated after a sale order is accepted by a fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors will generally receive the proceeds within a week.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

*    the  fund  will  not  process  wire,   telephone  or  Dreyfus  TeleTransfer
     redemption requests for up to eight business days following the purchase of those shares

--------------------------------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                 Minimum                Maximum
--------------------------------------------------------------------------------

CHECK                   NO MINIMUM             $250,000 PER DAY

WIRE                    $1,000                 $500,000 FOR JOINT ACCOUNTS
                                               EVERY 30 DAYS

DREYFUS                 $500                   $500,000 FOR JOINT ACCOUNTS
TELETRANSFER                                   EVERY 30 DAYS




Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


                                                             Your Investment  11





ACCOUNT POLICIES (CONTINUED)

General policies

For the Dreyfus Institutional Prime Money Market Fund, shares for which the purchase order (except through Dreyfus TeleTransfer) is received by the transfer agent or other authorized entity in proper form by 5:00 p.m., Eastern time, will receive the dividend declared that day if federal funds are received by 6:00 p.m., Eastern time. For the Dreyfus Institutional Government Money Market Fund and the Dreyfus Institutional U.S. Treasury Money Market Fund, shares begin accruing dividends on the day the purchase order (except through Dreyfus TeleTransfer) is effected if the instructions to purchase shares and payment are received by the transfer agent or other authorized entity before 3:00 p.m., Eastern time. The proceeds of a redemption requested to be made by wire ordinarily will be sent on the day the request is effective, and the shares will not receive the dividend declared that day.

IF AN INVESTOR'S ACCOUNT FALLS BELOW $10,000*, the fund may ask that the balance be increased. If it is still below $10,000* after 45 days, the fund may close the account and send the investor the proceeds.

* $500 OR LESS IF AN INVESTOR HAS BEEN A FUND SHAREHOLDER SINCE SEPTEMBER 14, 1995.

UNLESS AN INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

*    refuse any purchase or exchange request

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Each fund also may process purchase and sale orders and calculate its NAV on days that the primary trading markets are open and the fund's management determines to do so.




Third-party investments

Investments made through a third party (rather than directly with Dreyfus), may be subject to policies and fees different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.



12


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

Because everyone's tax situation is unique, an investor should always consult a tax professional about federal, state and local tax consequences.



SERVICES FOR FUND INVESTORS

Exchange privilege

INVESTORS CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. Investors can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). There is currently no fee for exchanges, although an investor may be charged a sales load when exchanging into any fund that has one.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE ENABLES an investor to invest regularly (on a semi-monthly, quarterly or annual basis), in exchange for shares of a fund, in shares of certain other Dreyfus funds. There is currently no fee for this privilege.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN A BANK ACCOUNT and a Dreyfus fund account with a phone call, an investor can use the Dreyfus TeleTransfer privilege. Investors can set up Dreyfus TeleTransfer on an account by providing bank account information and following the instructions on the application.

Other automatic services

CERTAIN OTHER SERVICES FOR BUYING AND SELLING shares automatically are offered by the funds. See the Statement of Additional Information (SAI) for further information.

                                                           Your Investment    13





INSTRUCTIONS FOR ACCOUNTS

(Different instructions apply for IRA rollover accounts. See the SAI or call 1-800-645-6561.)

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds


   P.O. Box 55299, Boston, MA 02205-8553




           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit &
Trust Co., with these instructions:
* Dreyfus Institutional Prime
  Money Market Fund
  ABA# 011001234
  DDA# 044288
* Dreyfus Institutional Government
  Money Market Fund
  ABA# 011001234
  DDA# 044288
* Dreyfus Institutional U.S. Treasury
  Money Market Fund
  ABA# 011001234
  DDA# 044288
* your Social Security or tax ID number
* name(s) of investor(s)

Call us to obtain an account number.
Return your application.


           Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic
service(s) you want. Return your
application with your investment.






TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


WIRE  Have your bank send your
investment to Boston Safe Deposit &
Trust Co., with these instructions:

* Dreyfus Institutional Prime
  Money Market Fund
  ABA# 011001234
  DDA# 044288
* Dreyfus Institutional Government
  Money Market Fund
  ABA# 011001234
  DDA# 044288
* Dreyfus Institutional U.S. Treasury
  Money Market Fund
  ABA# 011001234
  DDA# 044288
* your account number
* name(s) of investor(s)

ELECTRONIC CHECK Same as wire, but before your account number insert appropriate number as shown below.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES Call us to request a form to add any automatic investing service (see
"Services for Fund Investors"). Complete and return the form along with any other required materials.




TO SELL SHARES

Write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds


P.O. Box 55263, Boston, MA  02205-8501





WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK  Call us to request your transaction.
A check will be sent to the address of record.




AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $10,000 or more.




To reach Dreyfus, call toll free in the U.S. 1-800-645-6561.

Outside the U.S. 516-794-5452.

Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Electronic check numbers

DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND:

   "4640"

DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND:

   "4610"

DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND:

   "4670"





14



NOTES

PAGE


NOTES

PAGE


NOTES

PAGE




                  For More Information

Dreyfus Institutional Prime
Money Market Fund

Dreyfus Institutional Government
Money Market Fund

Dreyfus Institutional U.S. Treasury
Money Market Fund

Series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270




More information on these funds is available free upon request, including the following:

Annual/Semiannual Report

Describes a fund's performance and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.




(c) 2003 Dreyfus Service Corporation

                                                                      LFISTP030

Dreyfus Money Market Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Municipal Reserves


Seeking current income, safety of principal and liquidity by investing in high-quality, short-term securities


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





                                          Contents

                                          THE FUNDS
                      ----------------------------------

Each fund's                             1  Introduction
investment approach,
risks, performance,                     2 Dreyfus Money Market Reserves
expenses and related
information                             4 Dreyfus U.S. Treasury Reserves

                                        6 Dreyfus Municipal Reserves

                                        8 Management

                                        9 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------



Information                            12 Account Policies
for managing your
fund account

                                       15 Distributions and Taxes


                                       16 Services for Fund Investors

                                       18 Instructions for Regular Accounts

                                       20 Instructions for IRAs


                                          FOR MORE INFORMATION
                      -------------------------------------------------

Where to learn more                       Back Cover
about these and other
Dreyfus funds


The Funds


Dreyfus Money Market Reserves
Dreyfus U.S. Treasury Reserves
Dreyfus Municipal Reserves

Series of The Dreyfus/Laurel Funds, Inc.


INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other funds. This combined prospectus has been prepared for the convenience of investors so that investors can consider three investment choices in one document.

Each fund seeks to maintain a stable share price (although it cannot guarantee that it will always do so) and is designed to offer current investment income and high liquidity.

The main differences among these funds are the securities in which they invest. Dreyfus Money Market Reserves invests in a range of high-quality money market instruments. Dreyfus U.S. Treasury Reserves maintains an even higher quality standard by investing exclusively in U.S. Treasury obligations and repurchase agreements secured by such obligations. Dreyfus Municipal Reserves invests in municipal obligations from around the country, allowing the fund's dividends to be free from federal income tax in most cases.

INFORMATION ON EACH FUND'S RECENT PERFORMANCE AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).





                                                                 Introduction  1


Dreyfus Money Market Reserves
----------------------------------------
Ticker Symbols: Class R shares DPOXX
                Investor shares DPIXX

GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including:


* securities issued or guaranteed by the U.S. government or its agencies and instrumentalities


* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*    repurchase agreements


*    asset-backed securities


*    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate obligations, including those with floating or variable rates of interest


Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high-quality, dollar-denominated obligations

REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer whereby the seller agrees to repurchase a security at an agreed upon time and price.



MAIN RISKS


The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield


* adverse developments could occur in the banking industry, which issues or guarantees many of the securities the fund typically owns

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



Concepts to understand


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus.



2



PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's Class R performance from year to year. The table shows the average annual total returns of each share class over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS R SHARES


2.82    3.89    5.65    5.09    5.30    5.28    4.88    6.10    3.99    1.60
93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                         +1.59%


WORST QUARTER:                   Q4 '02                         +0.31%


--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02



                          Inception                                                                                  Since
                            date                    1 Year             5 Years              10 Years               inception
------------------------------------------------------------------------------------------------------------------------------------


CLASS R
SHARES                    (11/18/87)                1.60%               4.36%                4.45%                    --

INVESTOR
SHARES                     (4/6/94)                 1.40%                4.15%                 --                    4.47%



The fund's 7-day yield on 12/31/02 was 1.02% for Class R shares and 0.83% for Investor shares. For the fund's current yield, call toll-free 1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load).
--------------------------------------------------------------------------------

Fee table

                                                      Class R        Investor
                                                      shares          shares
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.50%          0.50%

Rule 12b-1 fee                                           none          0.20%

Other expenses                                          0.00%          0.00%
--------------------------------------------------------------------------------

TOTAL                                                   0.50%          0.70%
--------------------------------------------------------------------------------


Expense example

                                                      1 Year              3 Years              5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES                                          $51                 $160                 $280                 $628

INVESTOR SHARES                                         $72                 $224                 $390                 $871



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid for distribution and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.


                                           Dreyfus Money Market Reserves       3



Dreyfus U.S. Treasury Reserves
----------------------------------------
Ticker Symbols: Class R shares DUTXX
                Investor shares DUIXX

GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund invests exclusively in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations.


Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high-quality, dollar-denominated obligations

REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer whereby the seller agrees to repurchase a security at an agreed upon time and price.




MAIN RISKS


The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.



4


PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's Class R performance from year to year. The table shows the average annual total returns of each share class over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS R SHARES


2.74    3.70     5.32    4.89    5.15    5.04    4.55    5.83    4.11    1.32
93      94       95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                         +1.53%


WORST QUARTER:                   Q4 '02                         +0.27%


--------------------------------------------------------------------------------




Average annual total returns AS OF 12/31/02

                          Inception                                                                                  Since

                            date                    1 Year             5 Years              10 Years               inception
------------------------------------------------------------------------------------------------------------------------------------


CLASS R
SHARES                     (2/4/91)                  1.32%               4.16%                4.26%                    --

INVESTOR
SHARES                     (4/18/94)                 1.12%               3.95%                   --                  4.27%




The fund's 7-day yield on 12/31/02 was 0.84% for Class R shares and 0.64% for Investor shares. For the fund's current yield, call toll-free 1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load).
--------------------------------------------------------------------------------

Fee table

                                                      Class R        Investor
                                                      shares          shares
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.50%          0.50%

Rule 12b-1 fee                                           none          0.20%

Other expenses                                           none           none
--------------------------------------------------------------------------------

TOTAL                                                   0.50%          0.70%
--------------------------------------------------------------------------------


Expense example

                                                      1 Year              3 Years              5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES                                          $51                 $160                 $280                 $628

INVESTOR SHARES                                         $72                 $224                 $390                 $871

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid for distribution and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.


                                          Dreyfus U.S. Treasury Reserves       5





Dreyfus Municipal Reserves
----------------------------------------
Ticker Symbols: Class R shares DTMXX
Investor shares DLTXX

GOAL/APPROACH

The fund seeks income, consistent with stability of principal, that is exempt from federal income tax. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund invests at least 80% of its assets in tax-exempt municipal obligations, including short-term municipal debt securities. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper.


Municipal bonds are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls





Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high-quality, dollar-denominated obligations




MAIN RISKS


The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*    interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

To the extent that the fund invests in municipal leases, it takes on additional risks. Because municipal leases generally are backed by revenues from a particular source or that depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure than most municipal obligations.


Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax. In addition, the fund occasionally may invest in high-quality, taxable money market instruments.





Concepts to understand


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating still has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.


6



PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's Class R performance from year to year. The table shows the average annual total returns of each share class over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS R SHARES



2.09    2.50    3.52    3.16    3.24    3.07    2.84    3.68    2.36    1.01
93      94      95      96      97      98      99      00      01      02




BEST QUARTER:                    Q2 '00                        +0.95%

WORST QUARTER:                   Q4 '01                        +0.37%
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02





                          Inception                                                                                  Since
                            date                    1 Year             5 Years              10 Years               inception
------------------------------------------------------------------------------------------------------------------------------------

CLASS R
SHARES                    (12/10/87)                 1.01%              2.59%                 2.74%                   --

INVESTOR
SHARES                     (4/20/94)                 0.81%              2.39%                   --                   2.64%


The fund's 7-day yield on 12/31/02 was 1.07% for Class R shares and 0.87% for Investor shares. For the fund's current yield, call toll-free 1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load).
--------------------------------------------------------------------------------

Fee table

                                                      Class R        Investor
                                                      shares          shares
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.50%          0.50%

Rule 12b-1 fee                                           none          0.20%

Other expenses*                                         0.01%          0.01%
--------------------------------------------------------------------------------

TOTAL                                                   0.51%          0.71%

* THE 0.01% AMOUNT NOTED IN "OTHER EXPENSES" REFLECTS INTEREST PAYMENTS.
--------------------------------------------------------------------------------


Expense example

                                                      1 Year              3 Years              5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS R SHARES                                          $52                 $164                 $285                  $640

INVESTOR SHARES                                         $73                 $227                 $395                  $883

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid for distribution and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.


                                              Dreyfus Municipal Reserves       7







MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.



The funds, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



8


FINANCIAL HIGHLIGHTS

Dreyfus Money Market Reserves

The following tables describe the performance for each share class of the fund for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R SHARES                                                                  2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .018       .046      .058       .047       .052

 Distributions:          Dividends from investment income -- net               (.018)     (.046)    (.058)     (.047)     (.052)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.79       4.68      5.91       4.84       5.34
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .50        .50       .50        .50        .50

 Ratio of net investment income to average net assets                            1.82       4.54      5.80       4.74       5.21
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        248,164    419,057   393,117    300,386    249,415




                                                                                              YEAR ENDED OCTOBER 31,

 INVESTOR SHARES                                                                 2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .016       .044      .056       .045       .050

 Distributions:          Dividends from investment income -- net               (.016)     (.044)    (.056)     (.045)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.58       4.47      5.70       4.64       5.13
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .70        .70       .70        .70        .70

 Ratio of net investment income to average net assets                            1.63       3.91      5.56       4.54       5.01
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        432,816    871,945   333,377    347,596    301,473


                                                    Financial Highlights       9



FINANCIAL HIGHLIGHTS

Dreyfus U.S. Treasury Reserves

The following tables describe the performance for each share class of the fund for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R SHARES                                                                  2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .014       .048      .055       .044       .050

                         Net realized and unrealized gain (loss) on investments    --       .002        --         --         --

 Total from investment operations                                                .014       .050      .055       .044       .050

 Distributions:          Dividends from investment income -- net               (.014)     (.048)    (.055)     (.044)     (.050)

                         Dividends from net realized gain on investments           --     (.002)        --         --         --

 Total distributions                                                           (.014)     (.050)    (.055)     (.044)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.43       4.88      5.64       4.48       5.16
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .50        .50       .50        .50        .50

 Ratio of net investment income to average net assets                            1.43       4.95      5.49       4.40       5.03
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         65,847    101,909   591,466    564,774    614,053




                                                                                              YEAR ENDED OCTOBER 31,

 INVESTOR SHARES                                                                 2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .012       .046      .053       .042       .048

                         Net realized and unrealized gain (loss) on investments    --       .002        --         --         --

 Total from investment operations                                                .012       .048      .053       .042       .048

 Distributions:          Dividends from investment income -- net               (.012)     (.046)    (.053)     (.042)     (.048)

                         Dividends from net realized gain on investments           --     (.002)        --         --         --

 Total distributions                                                           (.012)     (.048)    (.053)     (.042)     (.048)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.23       4.66      5.42       4.27       4.95
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .70        .70       .70        .70        .70

 Ratio of net investment income to average net assets                            1.20       4.25      5.28       4.16       4.85
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         89,950     45,969    34,482     36,375    115,622




10


FINANCIAL HIGHLIGHTS

Dreyfus Municipal Reserves

The following tables describe the performance for each share class of the fund for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R SHARES                                                                  2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .011       .028      .035       .027       .031

 Distributions:          Dividends from investment income -- net               (.011)     (.028)    (.035)     (.027)     (.031)

                         Dividends from net realized gain on investments           --         --        --         --  (.000)(1)

 Total distributions                                                           (.011)     (.028)    (.035)     (.027)     (.031)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.07       2.78      3.59       2.77       3.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                .50        .50       .50        .50        .50

 Ratio of interest expense to average net assets                                  .01        .01       .01         --         --

 Ratio of net investment income to average net assets                            1.07       2.72      3.52       2.74       3.11
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        317,102    341,092   264,215    287,117    227,639


(1)  AMOUNT REPRESENTS LESS THAN $.001 PER SHARE.

                                                                                              YEAR ENDED OCTOBER 31,

 INVESTOR SHARES                                                                 2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .009       .026      .033       .025       .029

 Distributions:          Dividends from investment income -- net               (.009)     (.026)    (.033)     (.025)     (.029)

                         Dividends from net realized gain on investments           --         --        --         --  (.000)(1)

 Total distributions                                                           (.009)     (.026)    (.033)     (.025)     (.029)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                 .87       2.60      3.38       2.57       3.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                .70        .70       .70        .70        .70

 Ratio of interest expense to average net assets                                  .01        .01       .01         --         --

 Ratio of net investment income to average net assets                             .86       2.64      3.35       2.54       2.90
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         31,902     26,955    39,694     30,689     27,301


(1)  AMOUNT REPRESENTS LESS THAN $.001 PER SHARE.

                                                      Financial Highlights    11




Your Investment

ACCOUNT POLICIES

Buying shares

EACH FUND OFFERS TWO SHARE CLASSES -- Class R shares and Investor shares. Class R shares are sold primarily to financial service providers acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who hold shares of the fund distributed to them through such account or relationship. Investor shares are offered primarily to investors who have certain accounts with financial institutions that have entered into selling agreements with the fund's distributor.

YOU PAY NO SALES CHARGES to invest in these funds. Your price for fund shares is the net asset value per share (NAV) for the class of shares you purchase, which is generally calculated twice a day, at 12:00 noon and 4:00 p.m. Eastern time, on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.
--------------------------------------------------------------------------------

Minimum investments

                               Initial               Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS               $100,000              NO MINIMUM;
                                                     $500 FOR DREYFUS
                                                     TELETRANSFER INVESTMENTS


DREYFUS AUTOMATIC              N/A                   $100
INVESTMENT PLANS


All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day. Dreyfus Municipal Reserves is not recommended for IRAs or other retirement plans.




Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help maintain the $1.00 share price.




12


Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares


* the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares






Limitations on selling shares
by phone or online through Dreyfus.com
--------------------------------------

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.




Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                           Your Investment    13


ACCOUNT POLICIES (CONTINUED)

General policies

IF YOUR ACCOUNT FALLS BELOW $10,000*, the fund may ask you to increase your balance. If it is still below $10,000* after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


EACH FUND RESERVES THE RIGHT TO:

*    refuse any purchase or exchange request

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


Each fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.


* BELOW $500 IF YOU WERE A FUND SHAREHOLDER SINCE AUGUST 31, 1995.




Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.


14



DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month and distributes any net capital gains it has realized once a year. Your dividends and distributions will be reinvested in your fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

EACH SHARE CLASS WILL GENERATE a different dividend because each has different expenses.

DIVIDENDS AND OTHER DISTRIBUTIONS PAID by Dreyfus U.S. Treasury Reserves and Dreyfus Money Market Reserves are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-advantaged account).

BY INVESTING IN MUNICIPAL OBLIGATIONS, Dreyfus Municipal Reserves usually pays dividends that are exempt from federal income tax. The fund may invest some of its assets in securities that generate income that is not exempt from federal income tax. Income exempt from federal income tax may be subject to state and local taxes. The fund's income also may be subject to the alternative minimum tax.

THE TAX STATUS OF ANY DISTRIBUTION is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.




Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio, net of expenses, passed on to fund shareholders.

                                                            Your Investment   15





SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one Dreyfus fund into another
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              one Dreyfus fund into another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds.




Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.




16


Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing, by phone or online through Dreyfus.com. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online through Dreyfus.com, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express((reg.tm))


voice-activated account access


YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.





Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

* for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

*    for  SEP-IRAs,   Keogh   accounts,   401(k)  and  403(b)   accounts,   call
     1-800-358-0910

                                                        Your Investment       17

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

Complete the application.


Mail your application and a check to:
The Dreyfus Family of Funds


P.O. Box 55299, Boston, MA 02205-8553




           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234
* Dreyfus Money Market Reserves
  DDA# 043435
* Dreyfus U.S. Treasury Reserves
  DDA# 043435
* Dreyfus Municipal Reserves
  DDA# 043508
* share class
* your Social Security or tax ID number
* name(s) of investor(s)

Call us to obtain an account number.
Return your application.




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


WIRE  Have your bank send your
investment to Boston Safe Deposit
& Trust Co., with these instructions:
* ABA# 011001234
* Dreyfus Money Market Reserves
  DDA# 043435
* Dreyfus U.S. Treasury Reserves
  DDA# 043435
* Dreyfus Municipal Reserves
  DDA# 043508
* your account number
* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but
before your account number insert the
appropriate number as shown below.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.




TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name and share class
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds


P.O. Box 55263, Boston, MA 02205-8501



WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK  Call us to request your transaction.
A check will be sent to the address of record.





Electronic check numbers

DREYFUS MONEY MARKET RESERVES               "4800" -- Class R shares
                                            "4790" -- Investor shares

DREYFUS U.S. TREASURY RESERVES              "4890" -- Class R shares
                                            "4900" -- Investor shares

DREYFUS MUNICIPAL RESERVES                  "4850" -- Class R shares
                                            "4860" -- Investor shares




To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS



18







INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)


                     __________



            Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic
service(s) you want. Return your
application with your investment.







TO ADD TO AN ACCOUNT


DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Visit
the Dreyfus Web site to request your
transaction.



ALL SERVICES  Call us to request a form
to add any automatic investing service
(see "Services for Fund Investors").
Complete and return the forms along with any other required materials.





TO SELL SHARES


WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file.
Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.




DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $10,000 or more.

                                                             Your Investment  19







INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian


P.O. Box 55552, Boston, MA 02205-8568




By Telephone

      __________




Automatically

      __________






TO ADD TO AN ACCOUNT

Fill out an investment slip, and write
your account number on your check.
Indicate the year the contribution
is for.

Mail in the slip and the check (see "To Open an Account" at left).



WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:
* ABA# 011001234
* Dreyfus Money Market Reserves
  DDA# 043435
* Dreyfus U.S. Treasury Reserves
  DDA# 043435
* Dreyfus Municipal Reserves
  DDA# 043508
* your account number
* name of investor
* the contribution year

ELECTRONIC CHECK  Same as wire, but
before your account number insert the
appropriate number as shown below.

TELEPHONE CONTRIBUTION  Call to request
us to move money from a regular Dreyfus
account to an IRA (both accounts must
be held in the same shareholder name).




ALL SERVICES  Call us to request a form
to add an automatic investing service
(see "Services for Fund Investors").
Complete and return the form along with
any other required materials. All
contributions will count as current year.





TO SELL SHARES

Write a redemption check* OR write a letter of instruction that includes:
* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").

Mail in your request (see "To Open an Account" at left).

* A redemption check written for a qualified distribution is not subject to TEFRA.


          ___________



SYSTEMATIC WITHDRAWAL PLAN  Call us to
request instructions to establish the plan.





Electronic check numbers

DREYFUS MONEY MARKET RESERVES               "4800" -- Class R shares
                                            "4790" -- Investor shares

DREYFUS U.S. TREASURY RESERVES              "4890" -- Class R shares
                                            "4900" -- Investor shares

DREYFUS MUNICIPAL RESERVES                  "4850" -- Class R shares
                                            "4860" -- Investor shares




To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS TRUST COMPANY, CUSTODIAN

20






NOTES




For More Information



Dreyfus Money Market Reserves
Dreyfus U.S. Treasury Reserves
Dreyfus Municipal Reserves
Series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270




More information on these funds is available free upon request, including the following:

Annual/Semiannual Report

Describes a fund's performance and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.




(c) 2003 Dreyfus Service Corporation
LMMKTP0303




Dreyfus Premier
Balanced Fund

Seeks total return by
investing in stocks and bonds


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






(PAGE)

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                                1

Main Risks                                                                   2

Past Performance                                                             4

Expenses                                                                     5

Management                                                                   6

Financial Highlights                                                         7

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                            10

Distributions and Taxes                                                     14

Services for Fund Investors                                                 15

Instructions for Regular Accounts                                           16

Instructions for IRAs                                                       18

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.



(PAGE)

                                          Dreyfus Premier Balanced Fund
                                          ---------------------------------
                                          Ticker Symbols  CLASS A: PRBAX

                                                    CLASS B: PRBBX

                                                    CLASS C: DPBCX

                                                    CLASS R: PDBLX

                                                    CLASS T: DBFTX

                                                                      The Fund

GOAL/APPROACH


The fund seeks to outperform an unmanaged hybrid index, 60% of which is the Standard & Poor's((reg.tm)) 500 Composite Stock Price Index (S&P 500) and 40% of which is the Lehman Brothers Aggregate Bond Index (Aggregate Bond Index). This objective may be changed without shareholder approval. To pursue its goal, the fund invests in a diversified mix of stocks and bonds (fixed-income securities) of both U.S. and foreign issuers.


The fund's normal asset allocation is approximately 60% stocks and 40% bonds. However, the fund is permitted to invest up to 75% and as little as 40% of its assets in stocks, and up to 60% and as little as 25% of its assets in bonds.

In allocating assets between stocks and bonds, the portfolio managers assess the relative return and risks of each asset class, analyzing several factors, including interest-rate-adjusted price/earnings ratio, the valuation and volatility levels of stocks relative to bonds, and other economic factors, such as interest rates.

Dreyfus uses a valuation model and fundamental analysis to select stocks based on:

(pound) VALUE, or how a stock is priced relative to its perceived intrinsic worth

(pound) GROWTH, in this case the sustainability or growth of earnings or cash flow

(pound)  FINANCIAL PROFILE, which measures the financial health of the company

Dreyfus manages risk by diversifying across companies and industries and by using quantitative and fundamental risk analysis.

In choosing bonds, the portfolio managers review economic, market and other factors, leading to valuations by sector, maturity and quality. The fund invests primarily in U.S. government securities, corporate bonds, mortgage-backed securities and asset-backed securities for its fixed-income portfolio. The dollar-weighted average maturity of the fund's fixed-income portfolio normally will not exceed 10 years.


Up to 20% of the fund's fixed-income portfolio may be invested in securities rated below investment grade (BB/Ba and lower), but no lower than B, or the unrated equivalent as determined by Dreyfus at the time of purchase (commonly referred to as "high yield" or "junk" bonds).

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.


Concepts to understand

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" or "Aaa" (highly unlikely to default) through a low of "D" (companies already in default).

MATURITY: length of time between the date on which a bond is issued and the date the principal amount must be paid. Bonds with a longer maturity tend to offer higher yields, but generally fluctuate more in price than shorter-term counterparts.

                                                                      The Fund



(PAGE 1)

MAIN RISKS

The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the fund will be affected by its asset allocation. If the fund favors an asset class during a period when that class underperforms, the fund's performance may be hurt. The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  (pound) MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

  (pound) ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

  (pound) FOREIGN INVESTMENT RISK. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund's volatility

  (pound) DERIVATIVES RISK. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and interest rates), CMOs, stripped mortgage-backed securities and asset-backed securities. A small investment in derivatives could have a potentially large impact on the fund's performance. Certain derivatives, such as stripped mortgage-backed securities, may move in the same direction as interest rates. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

  (pound) MARKET SECTOR RISK. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

The fund's investments in stocks and other equity securities also are subject to the following principal risks:

  (pound) GROWTH AND VALUE STOCK RISK. By investing in a mix of growth and value companies, the fund assumes the risks of both. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



(PAGE 2)


the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.


  (pound) MIDSIZE COMPANY STOCK RISK. Investments in midsize company stocks tend to be more volatile than large company stocks and could have a disproportionate effect on performance.

  (pound) IPO RISK. The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

The fund's investments in bonds and other fixed-income securities also are subject to the following principal risks:

  (pound) INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the maturity and duration of the bond portion of the fund, the more its share price is likely to react to interest rates.

  (pound) CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. Although the fund's bond investments are primarily in investment grade bonds, it may invest to a limited extent in high yield ("junk") bonds which involve greater credit risk, including the risk of default, than investment grade bonds and are considered speculative. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

  (pound) CALL RISK. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

  (pound) LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

  (pound) PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising rates and its potential for price declines.


Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this for temporary defensive purposes, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.



The fund may lend its securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

                                                                      The Fund

(PAGE 3)


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's Class R performance from year to year. The table compares the average annual total returns of each of the fund's share classes to those of the listed indexes. The returns shown in the table reflect any applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.

PRIOR TO MARCH 1, 2002, THE FUND'S INVESTMENT OBJECTIVE WAS TO OUTPERFORM AN UNMANAGED HYBRID INDEX, 60% OF WHICH WAS THE S&P 500 AND 40% OF WHICH WAS THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX.


After-tax performance is shown only for Class R shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

        -1.31   29.63   18.18   24.90   22.58   7.55    -2.96   -9.44   -17.33
93      94      95      96      97      98      99      00      01      02

CLASS R SHARES

BEST QUARTER:                    Q4 '98                    +14.53%

WORST QUARTER:                   Q3 '02                    -12.31%

Average annual total returns AS OF 12/31/02

Share class/                                                                                                             Since
Inception date                                                    1 Year                     5 Years                   inception
------------------------------------------------------------------------------------------------------------------------------------
CLASS R (9/15/93)
RETURNS BEFORE TAXES                                              -17.33%                     -0.86%                    6.78%

CLASS R
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                                  -17.77%                     -2.13%                    4.77%

CLASS R
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                               -10.63%                     -1.07%                    4.88%

CLASS A (4/14/94)
RETURNS BEFORE TAXES                                              -22.32%                      2.29%                    6.53%

CLASS B (12/19/94)
RETURNS BEFORE TAXES                                              -21.46%                     -2.20%                    6.97%*

CLASS C (12/19/94)
RETURNS BEFORE TAXES                                              -19.02%                     -1.85%                    6.81%

CLASS T (8/16/99)
RETURNS BEFORE TAXES                                              -21.49%                        --                    -9.72%

S&P 500
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                           -22.09%                     -0.58%                    9.09%**

AGGREGATE BOND INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                            10.25%                      7.55%                    7.04%**

HYBRID INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                            -9.15%                      3.28%                    8.81%**

*    ASSUMES CONVERSION OF CLASS B SHARES TO CLASS A SHARES AT THE END OF THE
     SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

**   BASED ON LIFE OF CLASS R. FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX
     ON 8/31/93 IS USED AS THE BEGINNING VALUE ON 9/15/93.


Concepts to understand

S&P 500: a widely recognized, unmanaged index of U.S. stock market performance.

AGGREGATE BOND INDEX: a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of one to ten years.


HYBRID INDEX: an unmanaged index composed of 60% S&P 500 and 40% Aggregate Bond Index.








(PAGE 4)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table


                                                                   CLASS A       CLASS B       CLASS C       CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                             5.75          NONE          NONE          NONE          4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                  NONE*         4.00          1.00          NONE          NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                      1.00          1.00          1.00          1.00          1.00

Rule 12b-1 fee                                                        .25          1.00          1.00          NONE           .50

Other expenses                                                        .00           .00           .00           .00           .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                1.25          2.00          2.00          1.00          1.50

*    SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
     $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE
     YEAR.




Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $695                $949                 $1,222               $1,999

CLASS B
WITH REDEMPTION                                $603                $927                 $1,278               $1,956**

WITHOUT REDEMPTION                             $203                $627                 $1,078               $1,956**

CLASS C
WITH REDEMPTION                                $303                $627                 $1,078               $2,327
WITHOUT REDEMPTION                             $203                $627                 $1,078               $2,327

CLASS R                                        $102                $318                 $552                 $1,225

CLASS T                                        $596                $903                 $1,232               $2,160

**   ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for distribution expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                      The Fund




(PAGE 5)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 1.00% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The asset allocation and equity portion of the fund's portfolio are managed by Douglas Ramos. Mr. Ramos has co-managed the fund since December 28, 2001. He has been employed by Dreyfus as a portfolio manager since July 1997 and is co-director of Dreyfus equity research.

The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, has collectively made investment decisions for the fixed-income portion of the fund's portfolio since December 28, 2001. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment. The portfolio managers comprising the team are identified in the Statement of Additional Information.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

(PAGE 6)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                              YEAR ENDED OCTOBER 31,

 CLASS A                                                                         2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                             12.44      15.23     15.69      14.88      15.17

 Investment operations:  Investment income -- net                                   .13(1)     .22(1)    .44(1)     .36(1)     .33

                         Net realized and unrealized gain (loss) on investments   (1.68)     (2.71)     (.19)      1.68       1.81

 Total from investment operations                                                 (1.55)     (2.49)      .25       2.04       2.14

 Distributions:          Dividends from investment income -- net                   (.16)      (.30)     (.38)      (.30)      (.37)

                         Dividends from net realized gain on investments             --         --      (.33)      (.93)     (2.06)

 Total distributions                                                               (.16)      (.30)     (.71)     (1.23)     (2.43)

 Net asset value, end of period                                                   10.73      12.44     15.23      15.69      14.88

 Total Return (%) (2)                                                            (12.62)    (16.65)     1.66      14.39      16.06
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                           1.25       1.25      1.25       1.25       1.25

 Ratio of net investment income to average net assets                              1.06       1.57      2.83       2.31       2.44

 Portfolio turnover rate                                                         268.17     150.98    100.47     104.42      69.71
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          178,679    290,331   379,670    213,362     40,780


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  EXCLUSIVE OF SALES CHARGE.



                                                                                                YEAR ENDED OCTOBER 31,

 CLASS B                                                                         2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                             12.40      15.18     15.65      14.83      15.12

 Investment operations:  Investment income -- net                                   .04(1)     .11(1)    .32(1)     .24(1)     .24

                         Net realized and unrealized gain (loss) on investments   (1.68)     (2.70)     (.19)      1.69       1.79

 Total from investment operations                                                 (1.64)     (2.59)      .13       1.93       2.03

 Distributions:          Dividends from investment income -- net                   (.07)      (.19)     (.27)      (.18)      (.26)

                         Dividends from net realized gain on investments             --         --      (.33)      (.93)     (2.06)

 Total distributions                                                               (.07)      (.19)     (.60)     (1.11)     (2.32)

 Net asset value, end of period                                                   10.69      12.40     15.18      15.65      14.83

 Total Return (%)(2)                                                             (13.29)    (17.27)      .84      13.64      15.20
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                           2.00       2.00      2.00       2.00       2.00

 Ratio of net investment income to average net assets                               .31        .83      2.07       1.55       1.70

 Portfolio turnover rate                                                         268.17     150.98    100.47     104.42      69.71
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          118,415    174,172   223,096    205,491     62,324

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  EXCLUSIVE OF SALES CHARGE.

                                                                                                                   The Fund




(PAGE 7)

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                              YEAR ENDED OCTOBER 31,

 CLASS C                                                                         2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                             12.45      15.23     15.70      14.87      15.16

 Investment operations:  Investment income -- net                                   .04(1)     .12(1)    .32(1)     .24(1)     .22

                         Net realized and unrealized gain (loss) on investments   (1.69)    (2.71)      (.19)      1.71       1.81

 Total from investment operations                                                 (1.65)    (2.59)       .13       1.95       2.03

 Distributions:          Dividends from investment income -- net                   (.07)     (.19)      (.27)      (.19)      (.26)

                         Dividends from net realized gain on investments             --        --       (.33)      (.93)     (2.06)

 Total distributions                                                               (.07)     (.19)      (.60)     (1.12)     (2.32)

 Net asset value, end of period                                                   10.73     12.45      15.23      15.70      14.87

 Total Return (%) (2)                                                            (13.32)   (17.26)       .90      13.59      15.24
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                           2.00      2.00       2.00       2.00       2.00

 Ratio of net investment income to average net assets                               .31       .83       2.07       1.57       1.69

 Portfolio turnover rate                                                         268.17     150.98    100.47     104.42      69.71
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                           25,970     43,451    60,237     55,723      8,004


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.(

(2)  EXCLUSIVE OF SALES CHARGE.



                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R                                                                         2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                             12.45      15.24     15.70      14.88      15.18

 Investment operations:  Investment income -- net                                   .16(1)     .25(1)    .47(1)     .40(1)     .38

                         Net realized and unrealized gain (loss) on investments   (1.68)    (2.71)     (.18)       1.69       1.79

 Total from investment operations                                                 (1.52)    (2.46)      .29        2.09       2.17

 Distributions:          Dividends from investment income -- net                  (.19)      (.33)     (.42)      (.34)      (.41)

                         Dividends from net realized gain on investments            --         --      (.33)      (.93)     (2.06)

 Total distributions                                                              (.19)      (.33)     (.75)     (1.27)     (2.47)

 Net asset value, end of period                                                  10.74      12.45     15.24      15.70      14.88

 Total Return (%)                                                               (12.38)    (16.43)     1.86      14.76      16.37
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          1.00       1.00      1.00       1.00       1.00

 Ratio of net investment income to average net assets                             1.31       1.83      3.07       2.54       2.71

 Portfolio turnover rate                                                        268.17     150.98    100.47     104.42      69.71
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         234,741    300,882   424,083    397,234    207,132

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.




(PAGE 8)


                                                                                                     YEAR ENDED OCTOBER 31,

 CLASS T                                                                                    2002       2001      2000      1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                                        12.43     15.21      15.68      15.43

 Investment operations:  Investment income -- net                                              .10(2)    .18(2)     .36(2)    .08(2)

                         Net realized and unrealized gain (loss) on investments              (1.68)    (2.70)      (.15)       .17

 Total from investment operations                                                            (1.58)    (2.52)       .21        .25

 Distributions:          Dividends from investment income -- net                              (.13)     (.26)      (.35)        --

                         Dividends from net realized gain on investments                        --        --       (.33)        --

 Total distributions                                                                          (.13)     (.26)      (.68)        --

 Net asset value, end of period                                                              10.72     12.43      15.21      15.68

 Total Return (%) (3)                                                                       (12.86)   (16.82)      1.35      1.62(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                      1.50      1.50       1.50       .32(4)

 Ratio of net investment income to average net assets                                          .78      1.31       2.52       .40(4)

 Portfolio turnover rate                                                                    268.17    150.98     100.47     104.42
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                         451     1,074      1,154         26


(1)  FROM AUGUST 16, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.(

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

                                                                                                                        The Fund


(PAGE 9)


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

  (pound) CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.


  (pound) CLASS B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

  (pound) CLASS C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.

  (pound) CLASS R shares are designed for eligible institutions and their clients (individuals may not purchase these shares directly).

  (pound) CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund that is advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR CONSULT YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.



(PAGE 10)

Share class charges


EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see if this may apply to you. Shareholders holding Class A shares since December 19, 1994 are not subject to any front-end sales loads. Shareholders owning Class A shares since November 30, 1996 are subject to reduced loads. See the SAI.


--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

*    A 1.00% CDSC may be charged on any shares sold within one year of purchase
     (except shares bought through dividend reinvestment).


Class A shares carry an annual Rule 12b-1 fee of 0.25%, and Class T shares carry an annual Rule 12b-1 fee of 0.50%, of the respective class's average daily net assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

                                                            Your Investment




(PAGE 11)

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  (pound) if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

  (pound) the fund will not process wire, telephone, online or Dreyfus
          TeleTransfer redemption requests for up to eight business days following the purchase of those shares


Limitations on selling shares by phone or online

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  (pound) amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

  (pound) requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.




(PAGE 12)

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

  (pound) refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

  (pound) refuse any purchase or exchange request in excess of 1% of the fund's total assets

  (pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

  (pound) change its minimum investment amounts

   pound) delay sending out redemption proceeds for up to seven days
          (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

                                                            Your Investment

(PAGE 13)


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income quarterly, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for
distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.



(PAGE 14)

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.



Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                                                            Your Investment


(PAGE 15)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   Name of Fund
   P.O. Box 55268, Boston, MA 02205-8502
   Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.


Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502


Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
   investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044350

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

   WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044350

   * the fund name

   * the share class

   * your account number

   * name(s) of investor(s)

   * dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4130" for Class A, "4140" for Class B, "4150" for Class C, "4160" for Class R, or "5600" for Class T.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502


Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.



(PAGE 16)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT

            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

                                                            Your Investment




(PAGE 17)

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:

   The Dreyfus Trust Company,
   Custodian P.O. Box 55552, Boston, MA 02205-8568

   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company,
Custodian P.O. Box 55552, Boston, MA 02205-8568

Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044350

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4130" for Class A, "4140" for Class B, "4150" for Class C, "4160" for Class R, or "5600" for Class T.


            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to: The Dreyfus Trust Company P.O. Box 55552, Boston, MA 02205-8568 Attn: Institutional Processing



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.




(PAGE 18)



(PAGE)

NOTES

(PAGE)


For More Information

Dreyfus Premier Balanced Fund

A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation                                 342P0303



Dreyfus Premier Large Company Stock Fund

Seeks investment returns that exceed the Standard & Poor's((reg.tm)) 500 Composite Stock Price Index by investing in large-cap stocks


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.








Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                                1

Main Risks                                                                   2

Past Performance                                                             3

Expenses                                                                     4

Management                                                                   5

Financial Highlights                                                         6

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                             9

Distributions and Taxes                                                     12

Services for Fund Investors                                                 13

Instructions for Regular Accounts                                           14


Instructions for IRAs                                                       16


For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.





Dreyfus Premier Large Company Stock Fund
---------------------------------

Ticker Symbols  CLASS A: DRDEX

                CLASS B: DRLBX

                CLASS C: DLCCX

                CLASS R: DEIRX

                CLASS T: DLSTX

The Fund

GOAL/APPROACH


The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor's((reg.tm)) 500 Composite Stock Price Index (S&P 500). This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of large-cap companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 500 is a primary goal of the investment process.


In selecting securities, Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

*    VALUE, or how a stock is priced relative to its perceived intrinsic worth

*    GROWTH, in this case the sustainability or growth of earnings

*    FINANCIAL PROFILE, which measures the financial health of the company


Next, based on fundamental analysis, Dreyfus generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including Wall Street research and company management.


Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 500.

Concepts to understand


LARGE-CAP COMPANIES: generally, established companies that are considered "known quantities" with market capitalizations of $5 billion or more at the time of purchase. Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

COMPUTER MODEL: a proprietary model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market conditions.


S&P 500: an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy. The S&P 500 is often considered a proxy for the stock market in general.

The Fund       1


MAIN RISKS


The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* STOCK SELECTION RISK. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 500, the fund holds fewer securities than the index. Owning fewer securities and having the ability to purchase companies not listed in the index can cause the fund to underperform the index.

* VALUE AND GROWTH STOCK RISK. By investing in a mix of value and growth companies, the fund assumes the risks of both. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds. Value stocks involve the risk that they may never reach what the portfolio managers believe is their full market value, either because the market fails to recognize the stock's intrinsic worth, or the portfolio managers misgauged that worth. They also may decline in price even though in theory they are already undervalued. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.


Other potential risks



The fund may purchase securities of companies in initial public offerings (IPOs) .. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.



The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

2

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's Class R performance from year to year. The table compares the average annual total returns of each of the fund's share classes to those of the S&P 500, a broad measure of large-cap stock performance. The returns shown in the table reflect any applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.


After-tax performance is shown only for Class R shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS R SHARES


                35.77   22.51   34.93   26.46   18.36   -9.20   -13.20  -22.00
93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q4 '98                       +22.70%


WORST QUARTER:                   Q3 '02                       -15.99%




Average annual total returns AS OF 12/31/02

Share class/                                                                                                       Since
inception date                                              1 Year                     5 Years                   inception
------------------------------------------------------------------------------------------------------------------------------------


CLASS R (9/2/94)
RETURNS BEFORE TAXES                                       -22.88%                     -1.87%                      8.51%

CLASS R
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                           -22.91%                     -2.15%                      7.64%

CLASS R
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                        -14.05%                     -1.46%                      6.85%

CLASS A (9/2/94)
RETURNS BEFORE TAXES                                       -27.49%                     -3.25%                      7.49%

CLASS B (1/16/98)
RETURNS BEFORE TAXES                                       -26.65%                        --                       -2.73%

CLASS C (1/16/98)
RETURNS BEFORE TAXES                                       -24.40%                        --                       -2.35%

CLASS T (8/16/99)
RETURNS BEFORE TAXES                                       -26.70%                        --                      -12.91%

S&P 500
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                    -22.09%                      -0.58%                      9.54%*


*    BASED ON THE LIFE OF CLASS A AND  CLASS R. FOR  COMPARATIVE  PURPOSES,  THE
     VALUE OF THE INDEX ON 8/31/94 IS USED AS THE BEGINNING VALUE ON 9/2/94.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       3



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                             CLASS A       CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                       5.75           NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS            NONE*          4.00           1.00           NONE           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                 .90            .90            .90            .90            .90

Rule 12b-1 fee                                                  .25           1.00           1.00           NONE            .50

Other expenses                                                  .00            .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                          1.15           1.90           1.90            .90           1.40

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT
OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.

Expense example

                                             1 Year              3 Years             5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                      $685                $919                $1,172                $1,892

CLASS B
WITH REDEMPTION                              $593                $897                $1,226                $1,848**

WITHOUT REDEMPTION                           $193                $597                $1,026                $1,848**

CLASS C
WITH REDEMPTION                              $293                $597                $1,026                $2,222
WITHOUT REDEMPTION                           $193                $597                $1,026                $2,222

CLASS R                                      $92                 $287                $498                  $1,108

CLASS T                                      $586                $873                $1,181                $2,054

**   ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for distribution expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

4


MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.90% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


D. Gary Richardson serves as the primary portfolio manager of the fund. Mr. Richardson has been a primary portfolio manager of the fund, and has been employed by Dreyfus as a portfolio manager, since April 2002. He is also a vice president at Mellon Bank, which he joined in 1998. Prior to joining Mellon Bank, Mr. Richardson was a co-manager and research analyst at Munder Capital Management since 1996.


The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund       5


FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                           YEAR ENDED OCTOBER 31,



 CLASS A                                                                       2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):


 Net asset value, beginning of period                                           18.71      25.59     23.97      20.45      18.23

 Investment operations:  Investment income (loss) -- net                        .05(2)   .00(2,3)  (.03)(2)     .03(2)       .07

                         Net realized and unrealized gain (loss)
                         on investments                                        (2.86)     (6.88)      1.66       4.68       3.39

 Total from investment operations                                              (2.81)     (6.88)      1.63       4.71       3.46

 Distributions:          Dividends from investment income -- net                   --         --        --      (.04)      (.15)

                         Dividends from net realized gain on investments           --         --     (.01)     (1.15)     (1.09)

 Total distributions                                                               --         --     (.01)     (1.19)     (1.24)

 Net asset value, end of period                                                 15.90      18.71     25.59      23.97      20.45


 Total Return (%)(4)                                                          (15.02)    (26.88)      6.80      23.86      19.85
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         1.15       1.15      1.15       1.15       1.15

 Ratio of net investment income (loss) to average net assets                      .26        .02     (.11)        .13        .52

 Portfolio turnover rate                                                        43.46      54.09     43.98      49.42      81.27
------------------------------------------------------------------------------------------------------------------------------------


 Net assets, end of period ($ x 1,000)                                         95,930    124,162    71,133     51,926     25,421



(1)  EFFECTIVE JANUARY 16, 1998, INVESTOR SHARES WERE REDESIGNATED AS CLASS A SHARES.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.          (4) EXCLUSIVE OF SALES CHARGE.





                                                                                            YEAR ENDED OCTOBER 31,



 CLASS B                                                                       2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):


 Net asset value, beginning of period                                           18.26      25.16     23.75      20.38      17.93

 Investment operations:  Investment income (loss) -- net                      (.09)(2)   (.15)(2)  (.22)(2)   (.14)(2)      (.02)

                         Net realized and unrealized gain (loss)
                         on investments                                         (2.77)    (6.75)      1.64       4.66       2.48

 Total from investment operations                                              (2.86)     (6.90)      1.42       4.52       2.46

 Distributions:          Dividends from investment income -- net                   --         --        --         --      (.01)

                         Dividends from net realized gain on investments           --         --     (.01)     (1.15)         --

 Total distributions                                                               --         --     (.01)     (1.15)      (.01)

 Net asset value, end of period                                                 15.40      18.26     25.16      23.75      20.38


 Total Return (%)(3)                                                          (15.66)    (27.42)      5.98      22.91    13.76(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         1.90       1.90      1.90       1.90     1.51(4)

 Ratio of net investment income (loss) to average net assets                    (.49)      (.72)     (.87)      (.63)   (.24)(4)

 Portfolio turnover rate                                                        43.46      54.09     43.98      49.42      81.27
------------------------------------------------------------------------------------------------------------------------------------


 Net assets, end of period ($ x 1,000)                                         54,937     77,099    98,884     55,289     14,410


(1)  FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1998.
(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.
(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

6


                                                                                           YEAR ENDED OCTOBER 31,



 CLASS C                                                                       2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           18.27      25.17     23.75      20.38      17.93

 Investment operations:  Investment income (loss) -- net                     (.09)(2)   (.15)(2)  (.22)(2)   (.15)(2)      (.02)

                         Net realized and unrealized gain (loss)
                         on investments                                        (2.78)     (6.75)      1.65       4.67       2.48

 Total from investment operations                                              (2.87)     (6.90)      1.43       4.52       2.46

 Distributions:          Dividends from investment income -- net                   --         --        --         --      (.01)

                         Dividends from net realized gain on investments           --         --     (.01)     (1.15)         --

 Total distributions                                                               --         --     (.01)     (1.15)      (.01)

 Net asset value, end of period                                                 15.40      18.27     25.17      23.75      20.38

 Total Return (%)(3)                                                          (15.71)    (27.41)      6.02      22.97    13.70(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         1.90       1.90      1.90       1.90     1.51(4)

 Ratio of net investment income (loss) to average net assets                    (.50)      (.72)     (.86)      (.64)   (.24)(4)

 Portfolio turnover rate                                                        43.46      54.09     43.98      49.42      81.27
------------------------------------------------------------------------------------------------------------------------------------


 Net assets, end of period ($ x 1,000)                                         14,133     23,072    30,213     23,249      3,154


(1)  FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1998.
(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.
(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.





                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R                                                                       2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           18.81      25.66     23.97      20.44     18.23

 Investment operations:  Investment income -- net                               .09(2)     .06(2)    .04(2)     .09(2)      .17

                         Net realized and unrealized gain (loss)
                         on investments                                        (2.88)     (6.91)      1.66       4.67      3.33

 Total from investment operations                                              (2.79)     (6.85)      1.70       4.76      3.50

 Distributions:          Dividends from investment income -- net                   --         --        --      (.08)     (.20)

                         Dividends from net realized gain
                         on investments                                            --         --     (.01)     (1.15)    (1.09)

 Total distributions                                                               --         --     (.01)     (1.23)    (1.29)

 Net asset value, end of period                                                 16.02      18.81     25.66      23.97     20.44

 Total Return (%)                                                             (14.83)    (26.70)      7.10      24.16     20.10
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .90        .90       .90        .90       .90

 Ratio of net investment income to average net assets                             .51        .28       .16        .40       .85

 Portfolio turnover rate                                                        43.46      54.09     43.98      49.42     81.27
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         12,379     17,709    28,492     31,503    29,933

(1)  EFFECTIVE JANUARY 16, 1998, RESTRICTED SHARES WERE REDESIGNATED AS CLASS R SHARES.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


The Fund       7


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 YEAR ENDED OCTOBER 31,

 CLASS T                                                                                  2002       2001      2000      1999(1)
------------------------------------------------------------------------------------------------------------------------------------


PER-SHARE DATA ($):

 Net asset value, beginning of period                                                      18.61     25.51      23.96      23.57

 Investment operations:  Investment income (loss) -- net                                  .00(2,3)  (.05)(3)  (.13)(3)  (.01)(3)

                         Net realized and unrealized gain (loss) on investments           (2.84)    (6.85)       1.69        .40

 Total from investment operations                                                         (2.84)    (6.90)       1.56        .39

 Distributions:          Dividends from net realized gain on investments                      --        --      (.01)         --

 Net asset value, end of period                                                            15.77     18.61      25.51      23.96

 Total Return (%)(4)                                                                     (15.26)   (27.08)       6.55     1.66(5)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                    1.40      1.40       1.40      .30(5)

 Ratio of net investment income (loss) to average net assets                                 .01     (.23)      (.49)   (.11)(5)

 Portfolio turnover rate                                                                   43.46     54.09      43.98      49.42
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                       936     1,423      1,310         40

(1)  FROM AUGUST 16, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1999.
(2) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.
(3) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.
(4)  EXCLUSIVE OF SALES CHARGE.          (5) NOT ANNUALIZED.


8


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.



Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund that is advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR CONSULT YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.



* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.


* CLASS B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

* CLASS C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.


* CLASS R shares are designed for eligible institu- tions and their clients; individuals may not purchase these shares directly (this share class is not available for new accounts).

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.


Your Investment       9


ACCOUNT POLICIES (CONTINUED)

Share class charges


EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see if this may apply to you. Shareholders holding Class A shares since January 15, 1998 are not subject to any front-end sales loads.



Sales charges


CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                              Sales charge
                                                     deducted as a %                           as a % of your
Your investment                                      of offering price                         net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase
(except shares bought through dividend reinvestment).

Class A shares carry an annual Rule 12b-1 fee of 0.25%, and Class T shares carry an annual Rule 12b-1 fee of 0.50%, of the respective class's average daily net assets.


--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

10



Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online


Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------


CHECK*                      NO MINIMUM                $250,000 PER DAY


WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY


* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment       11



ACCOUNT POLICIES (CONTINUED)


General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income quarterly and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for

distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

12


SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment       13


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

Mail your application and a check to:
Name of Fund


P.O. Box 55268, Boston, MA 02205-8502


Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund


P.O. Box 55268, Boston, MA 02205-8502


Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds


P.O. Box 55268, Boston, MA 02205-8502


Attn: Institutional Processing


           By Telephone

WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044210

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4070" for Class A, "4680" for Class B, "4690" for Class C, "4910" for Class R, or "5610" for Class T.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.


WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

14


INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)



TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.


Be sure to maintain an account balance of $5,000 or more.

Your Investment       15




INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian


P.O. Box 55552, Boston, MA 02205-8568


Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian


P.O. Box 55552, Boston, MA 02205-8568


Attn: Institutional Processing


TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Trust Company


P.O. Box 55552, Boston, MA 02205-8568


Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4070" for Class A, "4680" for Class B, "4690" for Class C, "4910" for Class R, or "5610" for Class T.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

16




[Application page 1]



[Application page 2]




NOTES




NOTES




NOTES




For More Information

Dreyfus Premier Large Company Stock Fund

A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation
318P0303


Dreyfus Premier
Limited Term Income Fund

Seeks high current income by
investing in fixed-income securities


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






(PAGE)

The Fund

Dreyfus Premier Limited Term Income Fund
--------------------------------------------------------------------------------

                                      Ticker Symbols  CLASS A: DPIAX

                                                      CLASS B: DPIBX

                                                      CLASS C: DPICX

                                                      CLASS R: PLTIX

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------


Account Policies                                                          8

Distributions and Taxes                                                  12

Services for Fund Investors                                              13

Instructions for Regular Accounts                                        14

Instructions for IRAs                                                    15


For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH


The fund seeks to provide shareholders with as high a level of current income as is consistent with safety of principal and maintenance of liquidity. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 65% of its assets in various types of U.S. and foreign investment grade bonds or their unrated equivalent as determined by Dreyfus. The fund's portfolio may include government bonds, corporate debt securities, mortgage-related securities and asset-backed securities.


To select securities for the fund, the portfolio manager conducts extensive research into the credit history and current financial strength of investment grade bond issuers. The portfolio manager also examines such factors as maturity of the securities, the long-term outlook for the industry in which an issuer operates, the economy and the bond market.


Although the portfolio manager may invest in individual bonds with different remaining maturities, the fund's dollar-weighted average portfolio maturity will be no more than 10 years. Investors generally consider such a maturity to be intermediate.

The fund may, but is not required to, use derivatives, such as futures and options, as part of a hedging strategy.


Concepts to understand


BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" or "Aaa" (highly unlikely to default) through a low of "D" (companies already in default).


INVESTMENT GRADE BONDS: bonds rated "BBB" or "Baa" or above by nationally recognized rating agencies are considered investment grade.


AVERAGE PORTFOLIO MATURITY: an average of the stated maturities of bonds held by the fund, based on their dollar-weighted proportions in the fund, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at its stated maturity.





(PAGE)

MAIN RISKS

The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

* INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the fund's maturity and duration, the more its share price is likely to react to interest rates.


* CALL RISK. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of the fund's "callable" issues are subject to increased price fluctuation because they can be expected to perform more like longer-term securities than shorter-term securities.


* CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price.


* MARKET RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry.


* LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

* PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and most asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising rates and its potential for price declines.

* FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency rates.

* MARKET SECTOR RISK. The fund may overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.


Other potential risks


The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), and certain mortgage-backed and asset-backed securities. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.


The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

                                                                 The Fund 1



(PAGE 1)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's Class R performance from year to year. The table compares the average annual total returns of each of the fund's share classes to those of the Lehman Brothers Aggregate Bond Index, a widely recognized, unmanaged index of bond market performance. All returns assume reinvestment of dividends and distributions. The returns shown in the table reflect any applicable sales loads. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.


After-tax performance is shown only for Class R shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS R SHARES


8.00    -1.85   14.66   3.18    9.08    7.92    -1.93   11.18   7.36    8.80
93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q2 '95                      +4.92%

WORST QUARTER:                   Q1 '94                      -1.93%


Average annual total returns AS OF 12/31/02




Share class/                                                                                                         Since
inception date                                      1 Year               5 Years              10 Years             inception
------------------------------------------------------------------------------------------------------------------------------------

CLASS R (7/11/91)
RETURNS BEFORE TAXES                                8.80%                 6.57%                6.52%                  --

CLASS R
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                    6.94%                 4.32%                4.27%                  --

CLASS R
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                 5.35%                 4.12%                4.10%                  --

CLASS A (4/7/94)
RETURNS BEFORE TAXES                                5.30%                 5.66%                 --                    6.20%

CLASS B (12/19/94)
RETURNS BEFORE TAXES                                4.97%                 5.63%                 --                    6.77%*

CLASS C (12/19/94)
RETURNS BEFORE TAXES                                7.27%                 5.75%                 --                    6.44%

LEHMAN BROTHERS
AGGREGATE BOND INDEX
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                            10.25%                 7.55%                7.51%                  7.84%**


*    ASSUMES CONVERSION OF CLASS B SHARES TO CLASS A SHARES AT THE END OF THE
     SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

**   BASED ON LIFE OF CLASS A. FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX
     ON 3/31/94 IS USED AS THE BEGINNING VALUE ON 4/7/94.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2

(PAGE 2)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                                           CLASS A         CLASS B        CLASS C        CLASS R
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                                      3.00           NONE           NONE           NONE

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                           NONE*          3.00            .75           NONE
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                                .60            .60            .60            .60

Rule 12b-1 fee                                                                 .25            .75            .75           NONE

Other expenses                                                                 .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                          .85           1.35           1.35            .60

*    SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
     $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE
     YEAR.


Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $384                $563                 $757                 $1,318

CLASS B
WITH REDEMPTION                                $437                $628                 $839                 $1,362**

WITHOUT REDEMPTION                             $137                $428                 $739                 $1,362**

CLASS C
WITH REDEMPTION                                $212                $428                 $739                 $1,624
WITHOUT REDEMPTION                             $137                $428                 $739                 $1,624

CLASS R                                        $61                 $192                 $335                 $750

**   ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for distribution expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                 The Fund 3


(PAGE 3)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.60% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Laurie Carroll is the fund's primary portfolio manager. Ms. Carroll has been the fund's primary portfolio manager since its inception and has been employed by Dreyfus as a portfolio manager since October 1994. Ms. Carroll is a senior vice president and portfolio manager at Mellon Bank. Ms. Carroll has been employed by Mellon Bank since 1986.


The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

4



(PAGE 4)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                          YEAR ENDED OCTOBER 31,


 CLASS A                                                                        2002(1)     2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           11.46      10.64     10.60      11.31      10.96

 Investment operations:  Investment income -- net                               .49(2)       .60       .62        .57        .58

                         Net realized and unrealized gain (loss)
                         on investments                                         .00(3)       .82       .04      (.71)        .35

 Total from investment operations                                                 .49       1.42       .66      (.14)        .93

 Distributions:          Dividends from investment income -- net                (.51)      (.60)     (.62)      (.57)      (.58)

 Net asset value, end of period                                                 11.44      11.46     10.64      10.60      11.31

 Total Return (%) (4)                                                            4.44      13.74      6.43     (1.26)       8.73
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .85        .85       .85        .85        .85

 Ratio of net investment income to average net assets                            4.44       5.41      5.87       5.22       5.20

 Portfolio turnover rate                                                       136.77      65.05     72.30     161.28     149.08
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         17,159     11,415     6,657      5,044      5,349

(1)  AS REQUIRED, EFFECTIVE NOVEMBER 1, 2001, THE FUND HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING DISCOUNT ON FIXED-INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THESE CHANGES FOR THE PERIOD ENDED OCTOBER 31, 2002 WAS TO INCREASE NET
     INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.43% TO 4.44%. PER-SHARE
     DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001
     HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.


                                                                                                                  The Fund  5




(PAGE 5)

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                            YEAR ENDED OCTOBER 31,


 CLASS B                                                                         2002(1)    2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           11.49      10.68     10.64      11.35      11.00

 Investment operations:  Investment income -- net                               .44(2)       .55       .57        .52        .52

                         Net realized and unrealized gain (loss)
                         on investments                                         .00(3)       .81       .04      (.71)        .35

 Total from investment operations                                                 .44       1.36       .61      (.19)        .87

 Distributions:          Dividends from investment income -- net                (.45)      (.55)     (.57)      (.52)      (.52)

 Net asset value, end of period                                                 11.48      11.49     10.68      10.64      11.35

 Total Return (%)(4)                                                             4.00      13.05      5.90     (1.73)       8.14
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         1.35       1.35      1.35       1.35       1.35

 Ratio of net investment income to average net assets                            3.93       4.94      5.37       4.72       4.49

 Portfolio turnover rate                                                       136.77      65.05     72.30     161.28     149.08
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         26,352     16,144     9,813     10,056      5,391

(1)  AS REQUIRED, EFFECTIVE NOVEMBER 1, 2001, THE FUND HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING DISCOUNT ON FIXED-INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THESE CHANGES FOR THE PERIOD ENDED OCTOBER 31, 2002 WAS TO INCREASE NET
     INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.91% TO 3.93%. PER-SHARE
     DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001
     HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.




                                                                                              YEAR ENDED OCTOBER 31,


 CLASS C                                                                         2002(1)    2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):

 Net asset value, beginning of period                                          11.33       10.53     10.50      11.20      10.84

 Investment operations:  Investment income -- net                              .43(2)        .54       .56        .51        .52

                         Net realized and unrealized gain (loss)
                         on investments                                        .00(3)       .80       .03      (.70)        .35

 Total from investment operations                                                .43        1.34       .59      (.19)        .87

 Distributions:          Dividends from investment income -- net               (.44)       (.54)     (.56)      (.51)      (.51)

 Net asset value, end of period                                                11.32       11.33     10.53      10.50      11.20

 Total Return (%)(4)                                                            4.00       13.05      5.80     (1.74)       8.25
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                        1.35        1.35      1.35       1.35       1.35

 Ratio of net investment income to average net assets                           3.90        4.86      5.34       4.72       4.61

 Portfolio turnover rate                                                      136.77       65.05     72.30     161.28     149.08
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         7,603       3,713     2,156      1,812      1,076

(1)  AS REQUIRED, EFFECTIVE NOVEMBER 1, 2001, THE FUND HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING DISCOUNT ON FIXED-INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THESE CHANGES FOR THE PERIOD ENDED OCTOBER 31, 2002 WAS TO INCREASE NET
     INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.88% TO 3.90%. PER-SHARE
     DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001
     HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.



6

(PAGE 6)


                                                                                          YEAR ENDED OCTOBER 31,

 CLASS R                                                                        2002(1)     2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):

 Net asset value, beginning of period                                           11.46      10.64     10.61      11.31      10.96

 Investment operations:  Investment income -- net                               .54(2)       .63       .64        .60        .61

                         Net realized and unrealized gain (loss)
                         on investments                                          (.03)        .82       .03      (.70)        .35

 Total from investment operations                                                 .51       1.45       .67      (.10)        .96

 Distributions:          Dividends from investment income -- net                (.53)      (.63)     (.64)      (.60)      (.61)

 Net asset value, end of period                                                 11.44      11.46     10.64      10.61      11.31

 Total Return (%)                                                                4.70      14.02      6.59      (.91)       9.02
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income to average net assets                            4.80       5.77      6.12       5.47       5.51

 Portfolio turnover rate                                                       136.77      65.05     72.30     161.28     149.08
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         21,796     24,322    40,492     37,207     41,988

(1)  AS REQUIRED, EFFECTIVE NOVEMBER 1, 2001, THE FUND HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING DISCOUNT ON FIXED-INCOME SECURITIES ON A SCIENTIFIC
     BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME. THE EFFECT
     OF THESE CHANGES FOR THE PERIOD ENDED OCTOBER 31, 2002 WAS TO INCREASE NET
     INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF
     NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.79% TO 4.80%. PER-SHARE
     DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001
     HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


                                                                                                           Your Investment 7

(PAGE 7)


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.


* CLASS B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

* CLASS C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.


* CLASS R shares are designed for eligible institu- tions and their clients. Individuals may not purchase these shares directly.

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A sales charge

LETTER OF INTENT: lets you purchase Class A shares over a 13-month period at the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund that is advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A investment for purposes of calculating the sales charge.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR CONSULT YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.


8



(PAGE 8)

Share class charges


EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see if this may apply to you. Shareholders holding Class A shares of the fund since December 19, 1994, may continue to purchase Class A shares without a front-end sales load.

--------------------------------------------------------------------------------

Sales charges

CLASS A -- CHARGED WHEN YOU BUY SHARES


                                                          Sales charge                      Sales charge as
                                                          deducted as a %                   a % of your
Your investment                                           of offering price                 net investment
-------------------------------------------------------------------------------------------------------------------

Less than $100,000                                         3.00%                                  3.10%

$100,000 -- $249,999                                       2.75%                                  2.80%

$250,000 -- $499,999                                       2.25%                                  2.30%

$500,000 -- $999,999                                       2.00%                                  2.00%

$1 million or more*                                        0.00%                                  0.00%

*    A 1.00% CDSC may be charged on any shares sold within one year of purchase
     (except shares bought through dividend reinvestment).


Class A shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       3.00%

2 -- 4 years                        2.00%

4 -- 5 years                        1.00%

5 -- 6 years                        0.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 0.75% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued by using available market quotations or at fair value, which may be determined by one or more pricing services approved by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------


Minimum investments               Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

                                                            Your Investment 9


(PAGE 9)

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

10

(PAGE 10)

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

                                                            Your Investment 11

(PAGE 11)


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income monthly, and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for
distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

12



(PAGE 12)

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.



Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A or B shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                                                       Your Investment 13



(PAGE 13)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   Name of Fund
   P.O. Box 55268, Boston, MA 02205-8502
   Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.


Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing



           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044350

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044350

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4240" for Class A, "4250" for Class B, "4260" for Class C, or "4270" for Class R.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

14


(PAGE 14)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT

            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

                                                       Your Investment 15




(PAGE 15)

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


   Mail your application and a check to:
   The Dreyfus Trust Company,
   Custodian P.O. Box 55552, Boston, MA 02205-8568
   Attn:  Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.


Mail the slip and the check to:
The Dreyfus Trust Company,
Custodian P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing



           By Telephone


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 0011001234

* DDA# 044350

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4240" for Class A, "4250" for Class B, "4260" for Class C, or "4270" for Class R.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Trust Company
P.O. Box 55552, Boston, MA 02205-8568


Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

16




(PAGE 16)


[Application page 1]
(PAGE)

[Application page 2]




(PAGE)

NOTES

(PAGE)


NOTES

(PAGE)


NOTES

(PAGE)


For More Information

Dreyfus Premier Limited Term Income Fund
A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation                                  345P0303




Dreyfus Premier Midcap Stock Fund

Seeks investment returns that exceed the S&P 400((reg.tm)) by( )investing in stocks of mid-size companies


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.








Contents




The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                                1

Main Risks                                                                   2

Past Performance                                                             4

Expenses                                                                     5

Management                                                                   6

Financial Highlights                                                         7

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                            10

Distributions and Taxes                                                     13

Services for Fund Investors                                                 14

Instructions for Regular Accounts                                           15

Instructions for IRAs                                                       17

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.





Dreyfus Premier Midcap Stock Fund
---------------------------------

Ticker Symbols  CLASS A: DPMAX

                CLASS B: DMSBX

                CLASS C: DMSCX

                CLASS R: DDMRX

                CLASS T: DMSTX

The Fund

GOAL/APPROACH


The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor's((reg.tm)) 400 MidCap Index (S&P 400). This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of mid-size companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process.


In selecting securities, Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

*    VALUE, or how a stock is priced relative to its perceived intrinsic worth

*    GROWTH, in this case the sustainability or growth of earnings

*    FINANCIAL PROFILE, which measures the financial health of the company


Next, based on fundamental analysis, Dreyfus generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including Wall Street research and company management.



Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 400.


The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.


Concepts to understand


MID-SIZE COMPANIES: generally, established companies that may not be well known with market capitalizations ranging between $1 billion and $15 billion at the time of purchase. This range may fluctuate depending on changes in the value of the stock market as a whole. Mid-size companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

COMPUTER MODEL: a proprietary model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. Dreyfus reviews each of the screens on a regular basis and maintains the flexibility to adapt the screening criteria to changes in market conditions.


The Fund       1


MAIN RISKS


The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* SMALLER COMPANY RISK. Mid-size companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. Some of the fund's investments will rise and fall based on investor perception rather than economics. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

* STOCK SELECTION RISK. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 400, the fund holds fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the S&P 400 can cause the fund to underperform the index.

* VALUE AND GROWTH STOCK RISK. By investing in a mix of value and growth companies, the fund assumes the risks of both. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already undervalued. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.



2



* FOREIGN INVESTMENT RISK. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund's volatility.


Other potential risks


The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

The fund may purchase securities of companies in initial public offerings (IPOs) .. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

The Fund       3

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's Class R performance from year to year. The table compares the average annual total returns of each of the fund's share classes to those of the S&P 400, a broad measure of mid-cap stock performance. The returns shown in the table reflect any applicable sales charges. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.


After-tax performance is shown only for Class R shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS R SHARES



        -6.71   38.00   26.70   36.10   8.90    10.84   8.80    -3.97   -12.99
93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q4 '98                    +22.30%

WORST QUARTER:                   Q3 '98                    -16.74%


Average annual total returns AS OF 12/31/02

Share class/                                                                                                       Since
inception date                                              1 Year                     5 Years                   inception
------------------------------------------------------------------------------------------------------------------------------------


CLASS R (11/12/93)
RETURNS BEFORE TAXES                                        -12.99%                      1.87%                     10.37%

CLASS R
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                            -12.99%                      0.71%                      8.33%

CLASS R
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                          -7.98%                      1.28%                      7.99%

CLASS A (4/6/94)
RETURNS BEFORE TAXES                                        -18.20%                      0.42%                      9.82%

CLASS B (1/16/98)
RETURNS BEFORE TAXES                                        -17.28%                        --                       1.42%

CLASS C (1/16/98)
RETURNS BEFORE TAXES                                        -14.74%                        --                       1.77%

CLASS T (8/16/99)
RETURNS BEFORE TAXES                                        -17.26%                        --                       -2.05%

S&P 400
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                     -14.51%                      6.41%                      11.79%*


*    BASED ON LIFE OF CLASS R. FOR COMPARATIVE PURPOSES,  THE VALUE OF THE INDEX
     ON 10/31/93 IS USED AS THE BEGINNING VALUE ON 11/12/93.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                                 CLASS A       CLASS B       CLASS C       CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                           5.75          NONE          NONE          NONE          4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                NONE*         4.00          1.00          NONE          NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                    1.10          1.10          1.10          1.10          1.10

Rule 12b-1 fee                                                      .25          1.00          1.00          NONE           .50

Other expenses                                                      .00           .00           .00           .00           .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                              1.35          2.10          2.10          1.10          1.60

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT
OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.

Expense example

                                              1 Year              3 Years            5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                       $705               $978                $1,272                $2,105

CLASS B
WITH REDEMPTION                               $613               $958                $1,329                $2,064**

WITHOUT REDEMPTION                            $213               $658                $1,129                $2,064**

CLASS C
WITH REDEMPTION                               $313               $658                $1,129                $2,431
WITHOUT REDEMPTION                            $213               $658                $1,129                $2,431

CLASS R                                       $112               $350                $606                  $1,340

CLASS T                                       $605               $932                $1,282                $2,265

**   ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for distribution expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund       5


MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 1.10% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

John O'Toole has managed the fund since its inception and has been employed by Dreyfus as a portfolio manager since October 1994. Mr. O'Toole is a senior vice president and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus. He has been employed by Mellon Bank since 1979.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6


FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                            YEAR ENDED OCTOBER 31,


 CLASS A                                                                       2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           13.73      19.99     16.69      14.24      17.02

 Investment operations:  Investment (loss) -- net                            (.03)(2)   (.04)(2)  (.03)(2)   (.03)(2)      (.01)

                         Net realized and unrealized gain (loss)
                         on investments                                         (.54)     (2.69)      3.66       2.48      (.29)

 Total from investment operations                                               (.57)     (2.73)      3.63       2.45      (.30)

 Distributions:          Dividends from investment income -- net                   --         --        --         --      (.01)

                         Dividends from net realized gain on investments           --     (3.53)     (.33)         --     (2.47)

 Total distributions                                                               --     (3.53)     (.33)         --     (2.48)

 Net asset value, end of period                                                 13.16      13.73     19.99      16.69      14.24

 Total Return (%)(3)                                                           (4.15)    (15.81)     22.14      17.21     (2.16)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                               1.35       1.35      1.35       1.35       1.35

 Ratio of interest expense and loan committment fees to average net assets     .00(4)     .00(4)       .01         --         --

 Ratio of net investment (loss) to average net assets                           (.24)      (.31)     (.17)      (.17)     (.19)(

 Portfolio turnover rate                                                        65.85      82.49    122.19      80.15      78.02
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        105,449     81,028    78,425     83,674     38,267

(1)  EFFECTIVE JANUARY 16, 1998, INVESTOR SHARES WERE REDESIGNATED AS CLASS A SHARES.


(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  AMOUNT REPRESENTS LESS THAN .01%.


                                                                                              YEAR ENDED OCTOBER 31,

 CLASS B                                                                       2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           13.26      19.57      16.46     14.16      14.65

 Investment operations:  Investment (loss) -- net                            (.14)(2)   (.14)(2)   (.17)(2)  (.15)(2)      (.06)

                         Net realized and unrealized gain (loss)
                         on investments                                         (.50)     (2.64)       3.61      2.45      (.43)

 Total from investment operations                                               (.64)     (2.78)       3.44      2.30      (.49)

 Distributions:          Dividends from net realized gain on investments           --     (3.53)      (.33)        --         --

 Net asset value, end of period                                                 12.62      13.26      19.57     16.46      14.16

 Total Return (%)(3)                                                           (4.83)    (16.47)      21.22     16.32  (3.41)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                               2.10       2.10       2.10      2.10    1.66(4)

 Ratio of interest expense and loan commitment fees to average net assets      .00(5)     .00(5)        .01        --         --

 Ratio of net investment (loss) to average net assets                           (.98)     (1.06)      (.91)     (.92)   (.77)(4)

 Portfolio turnover rate                                                        65.85      82.49     122.19     80.15      78.02
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         42,067     37,556     35,959    25,724     16,867


(1)  FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.            (4) NOT ANNUALIZED.            (5) AMOUNT REPRESENTS LESS THAN .01%.

The Fund       7


FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                           YEAR ENDED OCTOBER 31,

 CLASS C                                                                       2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           13.29      19.59     16.48      14.17      14.65

 Investment operations:  Investment (loss) -- net(2)                           (.14)(2)  (.14)(2)  (.17)(2)   (.15)(2)      (.06)

                         Net realized and unrealized gain (loss)
                         on investments                                         (.51)     (2.63)      3.61       2.46      (.42)

 Total from investment operations                                               (.65)     (2.77)      3.44       2.31      (.48)

 Distributions:          Dividends from net realized gain on investments           --     (3.53)     (.33)         --         --

 Net asset value, end of period                                                 12.64      13.29     19.59      16.48      14.17

 Total Return (%)(3)                                                           (4.89)    (16.40)     21.19      16.30  (3.28)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                               2.10       2.10      2.10       2.10    1.66(4)

 Ratio of interest expense and loan commitment fees to average net assets      .00(5)     .00(5)       .01         --         --

 Ratio of net investment (loss) to average net assets                           (.99)     (1.06)     (.91)      (.92)   (.77)(4)

 Portfolio turnover rate                                                        65.85      82.49    122.19      80.15      78.02
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         11,587      8,203     7,178      5,473      3,485


(1)  FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.          (5) AMOUNT REPRESENTS LESS THAN .01%.




                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R                                                                       2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           13.89      20.14     16.77      14.28      17.03

 Investment operations:  Investment income (loss) -- net                       .00(1,2)  (.01)(1)    .02(1)     .01(1)       .01

                         Net realized and unrealized gain (loss)
                         on investments                                         (.54)     (2.71)      3.68       2.48      (.26)

 Total from investment operations                                               (.54)     (2.72)      3.70       2.49      (.25)

 Distributions:          Dividends from investment income -- net                   --         --        --         --      (.03)

                         Dividends from net realized gain on investments           --     (3.53)     (.33)         --     (2.47)

 Total distributions                                                               --     (3.53)     (.33)         --     (2.50)

 Net asset value, end of period                                                 13.35      13.89     20.14      16.77      14.28

 Total Return (%)                                                              (3.89)    (15.56)     22.40      17.44     (1.88)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                               1.10       1.10      1.10       1.10       1.10

 Ratio of interest expense and loan commitment fees to average net assets      .00(3)     .00(3)       .01         --         --

 Ratio of net investment income (loss) to average net assets                      .02      (.06)       .10        .09       .05(

 Portfolio turnover rate                                                        65.85      82.49    122.19      80.15      78.02
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         73,575     86,251   113,318     94,455     53,888


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.


(3)  AMOUNT REPRESENTS LESS THAN .01%.

8


                                                                                               YEAR ENDED OCTOBER 31,


 CLASS T                                                                           2002        2001        2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                             13.64        19.93        16.68       16.84

 Investment operations:  Investment (loss) -- net(2)                              (.12)        (.07)        (.08)       (.01)

                         Net realized and unrealized gain (loss) on investments   (.47)       (2.69)         3.66       (.15)

 Total from investment operations                                                 (.59)       (2.76)         3.58       (.16)

 Distributions:          Dividends from net realized gain on investments             --       (3.53)        (.33)          --

 Net asset value, end of period                                                   13.05        13.64        19.93       16.68

 Total Return (%)(3)                                                             (4.32)      (16.04)        21.84    (.95)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                 1.60         1.60         1.60        .34(4

 Ratio of interest expense and loan commitment fees to average net assets        .00(5)       .00(5)          .01          --

 Ratio of net investment (loss) to average net assets                             (.83)        (.53)        (.41)    (.06)(4)

 Portfolio turnover rate                                                          65.85        82.49       122.19       80.15
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                              734          243          109           2


(1)  FROM AUGUST 16, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31,
     1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE

(4)  NOT ANNUALIZED.

(5)  AMOUNT REPRESENTS LESS THAN .01%.

The Fund      9

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.


YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.


Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund that is advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.


REFER TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR CONSULT YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.



* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.


* CLASS B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

* CLASS C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.


* CLASS R shares are designed for eligible institu- tions and their clients (individuals may not purchase these shares directly).

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.


10


Share class charges


EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see if this may apply to you. Shareholders holding Class A shares since January 15, 1998 are not subject to any front-end sales loads.


--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                    Sales charge                               Sales charge
                                                    deducted as a %                            as a % of your
Your investment                                     of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class              Class                  Class               Class
                                                     A                  T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%              4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%              4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%              3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%              2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%              1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%              0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class A shares carry an annual Rule 12b-1 fee of 0.25%, and Class T shares carry an annual Rule 12b-1 fee of 0.50%, of the respective class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

Your Investment       11


ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY


* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


12



General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND OTHER DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:

--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for

distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

Your Investment       13


SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.


Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

14


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

Mail your application and a check to:
Name of Fund


P.O. Box 55268, Boston, MA 02205-8502


Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
Name of Fund


P.O. Box 55268, Boston, MA 02205-8502


Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* the share class

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds


P.O. Box 55268, Boston, MA 02205-8502


Attn: Institutional Processing



           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044210

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4040" for Class A, "4700" for Class B, "4710" for Class C, "4030" for Class R, or "5630" for Class T.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.


WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       15



INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)


   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

16


INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian


P.O. Box 55552, Boston, MA 02205-8568


Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:
The Dreyfus Trust Company, Custodian


P.O. Box 55552, Boston, MA 02205-8568


Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Trust Company


P.O. Box 55552, Boston, MA 02205-8568


Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044210

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4040" for Class A, "4700" for Class B, "4710" for Class C, "4030" for Class R, or "5630" for Class T.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment       17



NOTES



[Application page 1]


[Application page 2]




NOTES




For More Information

Dreyfus Premier Midcap Stock Fund

A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                                '330P0303


Dreyfus Premier
Small Cap Value Fund

Seeks investment returns that exceed the Russell 2000((reg.tm) )Value Index by investing in small-cap value stocks


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






(PAGE)

The Fund

Dreyfus Premier Small Cap Value Fund
---------------------------------

                                      Ticker Symbols  CLASS A: DSVAX

                                                      CLASS B: DSVBX

                                                      CLASS C: DSVCX

                                                      CLASS R: DSVRX

                                                      CLASS T: DSVTX

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5


Financial Highlights                                                      6

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          9

Distributions and Taxes                                                  12

Services for Fund Investors                                              13

Instructions for Regular Accounts                                        14

Instructions for IRAs                                                    16



For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH

The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Russell 2000((reg.tm)) Value Index (Russell 2000 Value). This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in stocks of small U.S. companies. Dreyfus uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the fund.


In selecting securities, Dreyfus uses a computer model to identify and rank undervalued stocks. Undervalued stocks are normally characterized by relatively low price-to-earnings and low price-to-book ratios. The model analyzes how a stock is priced relative to its perceived intrinsic value.


Next, based on fundamental analysis, Dreyfus generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including Wall Street research and company management.

Then the portfolio is constructed so that its sector weightings and risk characteristics are similar to those of the Russell 2000 Value.


The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.


Concepts to understand


SMALL COMPANIES: generally new and often entrepreneurial companies with market capitalizations ranging between $100 million and $3 billion at the time of purchase. This range may fluctuate depending on changes in the value of the stock market as a whole. Small companies tend to grow faster than larger companies, but frequently are more volatile, more vulnerable to major setbacks and have a higher failure rate than larger companies.

COMPUTER MODEL: a proprietary model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. Dreyfus reviews each of the screens on a regular basis and maintains the flexibility to adapt the screening criteria to changes in market conditions.


RUSSELL 2000 VALUE: an unmanaged index of small-cap value stock performance.




(PAGE)

MAIN RISKS


The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* SMALLER COMPANY RISK. Small companies carry additional risks because their operating histories tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of smaller companies' securities and the fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets and/or financial resources, or may depend on a limited management group. Some of the fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

* VALUE STOCK RISK. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth, or the portfolio manager misgauged that worth. They also may decline in price even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

* STOCK SELECTION RISK. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2000 Value, the fund holds fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.

                                                                      The Fund 1

* FOREIGN INVESTMENT RISK. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund's volatility.

* DERIVATIVES RISK. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.






The fund may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.


(PAGE 2)


PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the average annual total returns of each of the fund's share classes to those of the Russell 2000 Value, a widely recognized, unmanaged index of small-cap value stock performance. The returns shown in the table reflect any applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance on each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.


After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS A SHARES


                                                -4.72   15.49   9.08    -5.60
93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q4 '01                    +16.23%

WORST QUARTER:                   Q3 '02                    -19.37%

Average annual total returns AS OF 12/31/02

Share class/                                                         Since
inception date                          1 Year                     inception
--------------------------------------------------------------------------------

CLASS A (4/1/98)
RETURNS BEFORE TAXES                    -11.04%                      -0.42%

CLASS A RETURNS AFTER TAXES
ON DISTRIBUTIONS                        -11.04%                      -0.53%

CLASS A RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                      -6.78%                      -0.38%

CLASS B (4/1/98)
RETURNS BEFORE TAXES                    -10.11%                      -0.33%

CLASS C (4/1/98)
RETURNS BEFORE TAXES                     -6.28%                       0.11%

CLASS R (4/1/98)
RETURNS BEFORE TAXES                     -5.37%                       1.09%

CLASS T (3/1/00)
RETURNS BEFORE TAXES                    -10.09%                       6.28%

RUSSELL 2000 VALUE REFLECTS
NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                   -11.43%                     1.14%*



* BASED ON THE LIFE OF CLASS A, CLASS B, CLASS C AND CLASS R. FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 3/31/98 IS USED AS THE BEGINNING VALUE ON 4/1/98.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

                                                                     The Fund 3




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.


Fee table

                                                                CLASS A       CLASS B       CLASS C        CLASS R       CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                          5.75          NONE          NONE           NONE          4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS               NONE*         4.00          1.00           NONE          NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                   1.25          1.25          1.25           1.25          1.25

Rule 12b-1 fee                                                     .25          1.00          1.00           NONE           .50


Other expenses                                                     .00           .00           .00            .00           .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                             1.50          2.25          2.25           1.25          1.75

*    SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF
     $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE
     YEAR.





Expense example

                                             1 Year            3 Years               5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                      $719              $1,022                $1,346                $2,263

CLASS B
WITH REDEMPTION                              $628              $1,003                $1,405                $2,223**

WITHOUT REDEMPTION                           $228              $703                  $1,205                $2,223**

CLASS C
WITH REDEMPTION                              $328              $703                  $1,205                $2,585
WITHOUT REDEMPTION                           $228              $703                  $1,205                $2,585

CLASS R                                      $127              $397                  $686                  $1,511

CLASS T                                      $620              $976                  $1,356                $2,420



**   ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
     THE DATE OF PURCHASE.


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for distribution expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.


(PAGE 4)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 1.25% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

William Rydell has managed the fund since its inception. He is a portfolio manager for Dreyfus and is also president and chief executive officer of Mellon Equity Associates, LLP, an affiliate of Dreyfus. He has been with Mellon Bank since 1973.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                     The Fund  5




FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.




                                                                                           YEAR ENDED OCTOBER 31,

 CLASS A                                                                        2002      2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            12.11     11.75     10.63      10.45      12.50

 Investment operations:  Investment income (loss) -- net                        .05(2)    .10(2)    .06(2)     .01(2)        .03

                         Net realized and unrealized gain (loss) on investments    .25       .32      1.06        .20     (2.08)

 Total from investment operations                                                  .30       .42      1.12        .21     (2.05)

 Distributions:          Dividends from investment income -- net                 (.06)     (.06)        --      (.03)         --

                         Dividends from net realized gain on investments         (.03)        --        --         --         --

 Total distributions                                                             (.09)     (.06)        --      (.03)         --

 Net asset value, end of period                                                  12.32     12.11     11.75      10.63      10.45

 Total Return (%)(3)                                                              2.47      3.55     10.54       2.01  (16.40)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                1.50      1.50      1.50       1.50      .88(4)

 Ratio of interest expense, loan commitment fees to average net assets           .00(5)      .01        --         --          --

 Ratio of net investment income (loss) to average net assets                       .33       .82       .59        .12      .24(4)

 Portfolio turnover rate                                                         95.03    112.09    101.02      53.87    19.72(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                           8,260     4,574     4,392      4,432      3,169

(1)  FROM APRIL 1, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.   (4)   NOT ANNUALIZED.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.        (5)   AMOUNT REPRESENTS LESS THAN .01%.

(3)  EXCLUSIVE OF SALES CHARGE.






                                                                                              YEAR ENDED OCTOBER 31,

 CLASS B                                                                        2002      2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            11.89     11.56     10.54      10.41      12.50

 Investment operations:  Investment income (loss) -- net                      (.06)(2)  .00(2,3)  (.02)(2)   (.07)(2)      (.02)

                         Net realized and unrealized gain (loss) on investments    .26       .33      1.04        .20     (2.07)

 Total from investment operations                                                  .20       .33      1.02        .13     (2.09)

 Distributions:          Dividends from investment income -- net                 (.02)        --        --         --         --

                         Dividends from net realized gain on investments         (.03)        --        --         --         --

 Total distributions                                                             (.05)     (.06)        --         --         --

 Net asset value, end of period                                                  12.04     11.89     11.56      10.54      10.41

 Total Return (%)(4)                                                              1.69      2.85      9.68       1.25  (16.72)(5)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                2.25      2.25      2.25       2.25    1.32(5)

 Ratio of interest expense, loan commitment fees to average net assets           .00(6)      .02        --         --         --

 Ratio of net investment income (loss) to average net assets                     (.44)       .03     (.15)      (.63)   (.20)(5)

 Portfolio turnover rate                                                         95.03    112.09    101.02      53.87   19.72(5)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          12,804     6,591     1,658        990        639

(1)  FROM APRIL 1, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.   (4)   EXCLUSIVE OF SALES CHARGE.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.        (5)   NOT ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.                   (6)   AMOUNT REPRESENTS LESS THAN .01%.


6



(PAGE 6)


                                                                                    YEAR ENDED OCTOBER 31,

 CLASS C                                                                        2002      2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):
 Net asset value, beginning of period                                            11.90     11.57     10.55      10.41      12.50

 Investment operations:  Investment income (loss) -- net                      (.06)(2)    .01(2)  (.02)(2)   (.07)(2)      (.02)

                         Net realized and unrealized gain (loss) on investments    .25       .32      1.04        .21     (2.07)

 Total from investment operations                                                  .19       .33      1.02        .14     (2.09)

 Distributions:          Dividends from net realized gain on investments         (.03)        --        --         --         --

 Net asset value, end of period                                                  12.06     11.90     11.57      10.55      10.41

 Total Return (%)(3)                                                              1.61      2.85      9.67       1.34  (16.72)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                2.25      2.25      2.25       2.25    1.32(4)

 Ratio of interest expense, loan commitment fees to average net assets          .00(5)       .02        --         --         --

 Ratio of net investment income (loss) to average net assets                     (.44)       .05     (.17)      (.63)   (.19)(4)

 Portfolio turnover rate                                                         95.03    112.09    101.02      53.87    19.72(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                           4,996     2,012     1,014        660        621

(1)  FROM APRIL 1, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.   (4)   NOT ANNUALIZED.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.         (5)   AMONT REPRESENTS LESS THAN .01%.

(3)  EXCLUSIVE OF SALES CHARGE.




                                                                                              YEAR ENDED OCTOBER 31,

 CLASS R                                                                        2002      2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            12.17     11.80     10.65      10.47      12.50

 Investment operations:  Investment income (loss) -- net                        .08(2)    .14(2)    .09(2)     .04(2)        .04

                         Net realized and unrealized gain (loss) on investments    .25       .32      1.06        .20     (2.07)

 Total from investment operations                                                  .33       .46      1.15        .24     (2.03)

 Distributions:          Dividends from investment income -- net                 (.11)     (.09)        --      (.06)         --

                         Dividends from net realized gain on investments         (.03)        --        --         --         --

 Total distributions                                                             (.14)     (.09)        --      (.06)         --

 Net asset value, end of period                                                  12.36     12.17     11.80      10.65      10.47

 Total Return (%)                                                                 2.64      3.88     10.80       2.26  (16.24)(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                1.25      1.25      1.25       1.25      .73(3)

 Ratio of interest expense, loan commitment fees to average net assets          .00(4)       .01        --         --         --

 Ratio of net investment income (loss) to average net assets                       .58      1.07       .84        .36      .38(3)

 Portfolio turnover rate                                                         95.03    112.09    101.02      53.87   19.72(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                           1,154       589       631        509        420

(1)  FROM APRIL 1, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.   (3)   NOT ANNUALIZED

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.        (4)   AMOUNT REPRESENTS LESS THAN .01%.

                                                                                                                   The Fund  7





FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                YEAR ENDED OCTOBER 31,

 CLASS T                                                                             2002               2001             2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                                12.10               11.72            10.34

 Investment operations:  Investment income (loss) -- net                            .01(2)              .06(2)             .02(2)

                         Net realized and unrealized gain (loss) on investments        .25                 .35             1.36

 Total from investment operations                                                      .26                 .41             1.38

 Distributions:          Dividends from investment income -- net                     (.08)               (.03)               --

                         Dividends from net realized gain on investments             (.03)                  --               --

 Total distributions                                                                 (.11)               (.03)               --

 Net asset value, end of period                                                      12.25               12.10            11.72

 Total Return (%)(3)                                                                  2.09                3.46         13.35(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                    1.75                1.75          1.17(4)

 Ratio of interest expense, loan commitment fees to average net assets              .00(5)                 .02               --

 Ratio of net investment income (loss) to average net assets                           .05                 .52           .21(4)

 Portfolio turnover rate                                                             95.03              112.09           101.02
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                 225                  48                1

(1)  FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(2) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

(5)  AMOUNT REPRESENTS LESS THAN .01%.



8




Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a CDSC.


Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund that is advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR CONSULT YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.



* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer term investment horizon.


* CLASS B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer term investment horizon.

* CLASS C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter term investment horizon.


* CLASS R shares are designed for eligible institu- tions and their clients (individuals may not purchase these shares directly).

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a shorter term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.


                                                                      The Fund 9



ACCOUNT POLICIES (CONTINUED)

Share class charges


EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see if this may apply to you.


--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES


                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class               Class                  Class               Class
                                                     A                   T                      A                   T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%

$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%

$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%

$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%

$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%

$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

*    A 1.00% CDSC may be charged on any shares sold within one year of purchase
     (except shares bought through dividend reinvestment).


Class A shares carry an annual Rule 12b-1 fee of 0.25%, and Class T shares carry an annual Rule 12b-1 fee of 0.50%, of the respective class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since purchase                investment or your redemption
was made                            (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                       4.00%

2 -- 4 years                        3.00%

4 -- 5 years                        2.00%

5 -- 6 years                        1.00%

More than 6 years                   Shares will automatically
                                    convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher operating expenses and a CDSC.

(PAGE 10)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares


* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online



Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY


* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                             Your Investment  11




ACCOUNT POLICIES (CONTINUED)

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for
distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

12





SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.


Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

                                                             Your Investment  13



INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   Name of Fund
   P.O. Box 55268, Boston, MA 02205-8502
   Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.


Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing



           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044350

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044350

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4620" for Class A, "4630" for Class B, "4650" for Class C, "4660" for Class R, or "5670" for Class T

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing


WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.





(PAGE 14)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT

            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.


Be sure to maintain an account balance of $5,000 or more.

                                                       Your Investment 15




(PAGE 15)

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


Mail your application and a check to:
The Dreyfus Trust Company,
Custodian P.O. Box 55552,
Boston, MA 02205-8568
Attn:  Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.


Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing



           By Telephone


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044350

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4620" for Class A, "4630" for Class B, "4650" for Class C, "4660" for Class R or "5670" for Class T.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Trust Company
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.


(PAGE 16)


[Application page 1]
(PAGE)

[Application page 2]




(PAGE)

NOTES

(PAGE)


NOTES

(PAGE)


NOTES

(PAGE)


For More Information

Dreyfus Premier Small Cap Value Fund

A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------
SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                                   148P0303


Dreyfus Premier Tax Managed Growth Fund

Seeks long-term capital appreciation while minimizing taxable gains and income by investing in large-cap stocks and using a tax-managed strategy


PROSPECTUS March 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                                1

Main Risks                                                                   2

Past Performance                                                             3

Expenses                                                                     4

Management                                                                   5

Financial Highlights                                                         6

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                             8

Distributions and Taxes                                                     12

Services for Fund Investors                                                 13

Instructions for Regular Accounts                                           14

Instructions for IRAs                                                       16

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

The Fund

Dreyfus Premier Tax Managed Growth Fund
---------------------------------

                                      Ticker Symbols  CLASS A: DTMGX

                                                      CLASS B: DPTMX

                                                      CLASS C: DPTAX

                                                      CLASS T: DPMTX

GOAL/APPROACH


The fund seeks long-term capital appreciation consistent with minimizing realized capital gains and taxable current income. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 80% of its assets in common stocks and employs a tax-managed strategy.
The fund focuses on "blue chip" companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies. The fund may invest up to 10% of its assets in foreign securities.

In choosing stocks, the fund first identifies eco- nomic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund is also alert to companies which it considers undervalued in terms of current earnings, assets or growth prospects.


The fund attempts to enhance after-tax returns by minimizing its annual taxable distributions to shareholders. To do so, the fund employs a "buy-and-hold" investment strategy and normally seeks to keep the annual portfolio turnover rate below 15%. The fund also emphasizes investments in equities of high qual-ity companies, and generally avoids stocks with high yields. The fund may sell underperforming securities to realize capital losses to offset capital gains, and invest in companies that use share-repurchase programs to return excess cash to shareholders.

Concepts to understand

TAX-MANAGED STRATEGY: an approach to managing a fund that seeks to reduce current tax liabilities. The fund seeks to minimize taxable distributions, particularly short-term capital gains and current income, which are taxed at a higher rate than long-term capital gains. For example, when selling securities, the fund generally will select those shares bought at the highest price to minimize capital gains. When this would produce short-term capital gains, however, the fund may sell those highest-cost shares with a long-term holding period.


MULTINATIONAL COMPANIES: large, established, globally managed companies that manufacture and distribute their products and services throughout the world. These companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies. They may be subject to the risks that are involved in investing in foreign securities.


The Fund       1



(PAGE 1)

MAIN RISKS


The fund's principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

* MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

* ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

* GROWTH STOCK RISK. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

* MARKET SECTOR RISK. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

* FOREIGN INVESTMENT RISK. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund's volatility.


Other potential risks


Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objectives.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.


2



(PAGE 2)

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance from year to year. The table compares the average annual total returns of each of the fund's share classes to those of the S&P 500, a broad measure of large-cap stock performance. All returns assume reinvestment of dividends and distributions. Sales loads are not reflected in the bar chart; if they were, the returns shown would have been lower. Sales loads are reflected in the performance table. Of course, past performance is no guarantee of future results. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.


After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS A SHARES


                               29.14  10.58  -2.03  -9.43  -18.10

93    94    95    96    97     98     99     00     01     02

BEST QUARTER:                    Q4 '98                      +20.53%

WORST QUARTER:                   Q3 '02                      -15.00%

Average annual total returns AS OF 12/31/02


Share class/                                                                                                         Since
inception date                                                1 Year                      5 Years                  inception
------------------------------------------------------------------------------------------------------------------------------------

CLASS A (11/4/97)
RETURNS BEFORE TAXES                                         -22.79%                     -0.45%                     -0.06%

CLASS A
RETURNS AFTER TAXES
ON DISTRIBUTIONS                                             -22.79%                     -0.45%                     -0.06%

CLASS A
RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                                          -14.00%                     -0.36%                     -0.05%

CLASS B (11/4/97)
RETURNS BEFORE TAXES                                         -21.97%                     -0.40%                     -0.15%

CLASS C (11/4/97)
RETURNS BEFORE TAXES                                         -19.48%                      0.00%                      0.34%

CLASS T (11/4/97)
RETURNS BEFORE TAXES                                         -21.95%                     -0.42%                     -0.05%

S&P 500
REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES                                      -22.09%                     -0.58%                      0.64%*


* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 10/31/97 IS USED AS THE BEGINNING VALUE ON 11/4/97.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       3





(PAGE 3)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table


                                                                           CLASS A         CLASS B        CLASS C        CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                                      5.75           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS                           NONE*          4.00           1.00           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                               1.10           1.10           1.10           1.10

Rule 12b-1 fee                                                                 .25           1.00           1.00            .50

Other expenses                                                                 .00            .00            .00            .00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                                         1.35           2.10           2.10           1.60

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example


                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $705                $978                 $1,272               $2,105

CLASS B
WITH REDEMPTION                                $613                $958                 $1,329               $2,064**

WITHOUT REDEMPTION                             $213                $658                 $1,129               $2,064**

CLASS C
WITH REDEMPTION                                $313                $658                 $1,129               $2,431
WITHOUT REDEMPTION                             $213                $658                 $1,129               $2,431

CLASS T                                        $605                $932                 $1,282               $2,265

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

RULE 12B-1 FEE: the fee paid out of fund assets (attributable to appropriate share classes) for distribution expenses and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

4





(PAGE 4)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 1.10% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Fayez Sarofim & Co. (Sarofim & Co.), located at Two Houston Center, Suite 2907, Houston, Texas 77010, to serve as the fund's sub-investment adviser. Sarofim & Co., subject to Dreyfus' supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's investments. Sarofim & Co. managed approximately $37.4 billion in assets, which include investment advisory services for four other registered investment companies having aggregate assets of approximately $4.9 billion as of December 31, 2002.

Fayez Sarofim, president and chairman of Sarofim & Co., has been the fund's primary portfolio manager since the fund's inception. Mr. Sarofim founded Fayez Sarofim & Co. in 1958.

The fund, Dreyfus, Sarofim & Co. and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


The Fund       5



(PAGE 5)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                             YEAR ENDED OCTOBER 31,


 CLASS A                                                                         2002       2001      2000       1999     1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                             15.27      18.88     17.67      14.77     12.50

 Investment operations:  Investment income (loss) -- net                         .07(2)      .05(2)    .02(2)     .09(2)      .05

                         Net realized and unrealized
                         gain (loss) on investments                              (1.83)     (3.66)      1.19       2.81      2.23

 Total from investment operations                                                (1.76)     (3.61)      1.21       2.90      2.28

 Distributions:          Dividends from investment income -- net                     --         --        --         --     (.01)

 Net asset value, end of period                                                   13.51      15.27     18.88      17.67     14.77

 Total Return (%)(3)                                                          (11.53)    (19.12)      6.85      19.64   18.26(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         1.35       1.35      1.35       1.35    1.34(4)

 Ratio of net investment income (loss) to average net assets                      .44        .27       .10        .15     .52(4)

 Portfolio turnover rate                                                         7.25       3.56      4.21       1.26     .05(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         68,183     70,431    89,166     82,943    30,428

(1)  FROM NOVEMBER 4, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

                                                                                             YEAR ENDED OCTOBER 31,

 CLASS B                                                                         2002       2001      2000       1999     1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                             14.83      18.48     17.43      14.67     12.50

 Investment operations:  Investment income (loss) -- net                       (.05)(2)   (.08)(2)  (.12)(2)   (.15)(2)     (.02)

                         Net realized and unrealized
                         gain (loss) on investments                              (1.75)     (3.57)      1.17       2.91      2.19

 Total from investment operations                                                (1.80)     (3.65)      1.05       2.76      2.17

 Net asset value, end of period                                                   13.03      14.83     18.48      17.43     14.67

 Total Return (%)(3)                                                           (12.14)    (19.75)      6.02      18.81   17.36(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          2.10       2.10      2.10       2.10    2.09(4)

 Ratio of net investment income (loss) to average net assets                      (.32)      (.48)     (.65)      (.60)  (.27)(4)

 Portfolio turnover rate                                                         7.25       3.56      4.21       1.26     .05(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        146,118    182,073   227,555    192,196    72,347

(1)  FROM NOVEMBER 4, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

6



(PAGE 6)

                                                                                           YEAR ENDED OCTOBER 31,

 CLASS C                                                                       2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           14.82      18.47     17.42      14.66      12.50

 Investment operations:  Investment income (loss) -- net                     (.05)(2)   (.08)(2)  (.12)(2)   (.14)(2)      (.02)

                         Net realized and unrealized
                         gain (loss) on investments                            (1.74)     (3.57)      1.17       2.90       2.18

 Total from investment operations                                              (1.79)     (3.65)      1.05       2.76       2.16

 Net asset value, end of period                                                 13.03      14.82     18.47      17.42      14.66

 Total Return (%)(3)                                                          (12.08)    (19.76)      6.03      18.74    17.36(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         2.10       2.10      2.10       2.10     2.09(4)

 Ratio of net investment income (loss) to average net assets                    (.31)      (.48)     (.64)      (.60)   (.26)(4)

 Portfolio turnover rate                                                         7.25       3.56      4.21       1.26     .05(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                         58,289     59,104    70,239     62,533     21,244

(1)  FROM NOVEMBER 4, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

                                                                                              YEAR ENDED OCTOBER 31,

 CLASS T                                                                       2002       2001       2000      1999      1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           15.12      18.75     17.60      14.74      12.50

 Investment operations:  Investment income (loss) -- net                       .03(2)     .00(2,3)  (.03)(2)    .12(2)       .03

                         Net realized and unrealized
                         gain (loss) on investments                            (1.79)     (3.63)      1.18       2.74       2.22

 Total from investment operations                                              (1.76)     (3.63)      1.15       2.86       2.25

 Distributions:          Dividends from investment income -- net                   --         --        --         --      (.01)

 Net asset value, end of period                                                 13.36      15.12     18.75      17.60      14.74

 Total Return (%)(4)                                                          (11.64)    (19.36)      6.53      19.40    17.97(5)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         1.60       1.60      1.60       1.60     1.59(5)

 Ratio of net investment income (loss) to average net assets                      .18        .02     (.14)      (.10)      .25(5)

 Portfolio turnover rate                                                         7.25       3.56      4.21       1.26      .05(5)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          5,615      7,404     8,290      8,457      4,501

(1)  FROM NOVEMBER 4, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  EXCLUSIVE OF SALES CHARGE.

(5)  NOT ANNUALIZED.

The Fund      7

(PAGE 7)

Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.


RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund or any other Dreyfus Premier fund, or any fund that is advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR CONSULT YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.




* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.


* CLASS B shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

* CLASS C shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon.


* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.


8



(PAGE 8)

Share class charges


EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see if this may apply to you.
--------------------------------------------------------------------------------


Sales charges


CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                               Sales charge
                                                     deducted as a %                            as a % of your
Your investment                                      of offering price                          net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class                 Class                Class                Class
                                                     A                     T                    A                    T
------------------------------------------------------------------------------------------------------------------------------------


Up to $49,999                                        5.75%                 4.50%                6.10%                4.70%

$50,000 -- $99,999                                   4.50%                 4.00%                4.70%                4.20%

$100,000 -- $249,999                                 3.50%                 3.00%                3.60%                3.10%

$250,000 -- $499,999                                 2.50%                 2.00%                2.60%                2.00%

$500,000 -- $999,999                                 2.00%                 1.50%                2.00%                1.50%

$1 million or more*                                  0.00%                 0.00%                0.00%                0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class A shares carry an annual Rule 12b-1 fee of 0.25%, and
Class T shares carry an annual Rule 12b-1 fee of 0.50%, of the respective class's average daily net assets.

-------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Years since purchase             investment or your redemption
was made                         (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 1.00% of the class's average daily net assets.

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION SAVINGS                  $500               NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B and C are offered at NAV, but generally are subject to higher annual operating expenses and a CDSC.

Your Investment      9




(PAGE 9)

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for details.


BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

*   the fund will not process wire, telephone, online or Dreyfus
    TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

10



(PAGE 10)

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Your Investment       11

(PAGE 11)


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                  Tax rate for               Tax rate for

distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

The fund may not be suitable for individual retirement accounts (IRAs) and other qualified retirement plans whose income is not subject to current federal tax. At the same time, the fund is not a tax-exempt fund and may earn and distribute taxable income and realize and distribute capital gains from time to time.

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

12




(PAGE 12)

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of other funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.



Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.


Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment       13




(PAGE 13)

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   Name of Fund
   P.O. Box 55268, Boston, MA 02205-8502
   Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.


Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing



           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 044350

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044350

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4500" for Class A, "4510" for Class B, "4520" for Class C, or "4530" for Class T.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* the share class

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing


WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

14







(PAGE 14)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT

            Online (www.dreyfus.com)


TO ADD TO AN ACCOUNT

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.

TO SELL SHARES

WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.

            Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.


Be sure to maintain an account balance of $5,000 or more.

Your Investment       15








(PAGE 15)

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.


Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing



           By Telephone


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 044350

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "4500" for Class A, "4510" for Class B, "4520" for Class C, or "4530" for Class T.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to: The Dreyfus Trust Company P.O. Box 55552, Boston, MA 02205-8568 Attn: Institutional Processing



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Concepts to understand

The fund may not be suitable for individual retirement accounts (IRAs) and other qualified retirement plans whose income is not subject to current federal tax.

16








(PAGE 16)

[Application page 1]

[Application page 2]

NOTES

NOTES

For More Information

Dreyfus Premier Tax Managed Growth Fund

A series of The Dreyfus/Laurel Funds, Inc.
--------------------------------------

SEC file number:  811-5270

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2003 Dreyfus Service Corporation

149P0303



------------------------------------------------------------------------------
                        THE DREYFUS/LAUREL FUNDS, INC.

                    DREYFUS BASIC S&P 500 STOCK INDEX FUND
                        DREYFUS BOND MARKET INDEX FUND
                      (INVESTOR SHARES AND BASIC SHARES)
                        DREYFUS DISCIPLINED STOCK FUND
                        DREYFUS PREMIER BALANCED FUND
           (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                   DREYFUS PREMIER LARGE COMPANY STOCK FUND
           (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                   DREYFUS PREMIER LIMITED TERM INCOME FUND
                (CLASS A, CLASS B, CLASS C AND CLASS R SHARES)
                      DREYFUS PREMIER MIDCAP STOCK FUND
           (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                     DREYFUS PREMIER SMALL CAP VALUE FUND
           (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                   DREYFUS PREMIER TAX MANAGED GROWTH FUND
                (CLASS A, CLASS B, CLASS C AND CLASS T SHARES)


                     STATEMENT OF ADDITIONAL INFORMATION
                                MARCH 1, 2003
------------------------------------------------------------------------------



      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus BASIC S&P 500 Stock Index Fund, Dreyfus Bond Market Index Fund, Dreyfus Disciplined Stock Fund, Dreyfus Premier Balanced Fund, Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Small Cap Value Fund, and Dreyfus Premier Tax Managed Growth Fund (referred to herein individually as a "Fund" and collectively as the "Funds"), each dated March 1, 2003, as each Prospectus may be revised from time to time. Each Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc. (the "Company"), an open-end management investment company, that is registered with the Securities and Exchange Commission ("SEC"). To obtain a copy of the Prospectus for Dreyfus BASIC S&P 500 Stock Index Fund, Dreyfus Bond Market Index Fund or Dreyfus Disciplined Stock Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:

                 Call Toll Free 1-800-645-6561
                 In New York City - Call 1-718-895-1206
                 Outside the U.S. - Call 516-794-5452

      To obtain a copy of the Prospectus for Dreyfus Premier Balanced Fund, Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Small Cap Value Fund, or Dreyfus Premier Tax Managed Growth Fund (collectively, the "Dreyfus Premier Funds"), please call your financial adviser or call 1-800-554-4611, visit the Dreyfus.com website, or write to the Fund at the above address.

      The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying related notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.



                              TABLE OF CONTENTS

Page

Description of the Company and Funds......................................B-3
Management of the Company and Funds.......................................B-30
Management Arrangements...................................................B-36
Purchase of Shares........................................................B-43
Distribution and Service Plans............................................B-55
Redemption of Shares......................................................B-59
Shareholder Services......................................................B-64
Additional Information About Purchases, Exchanges and Redemptions.........B-70
Determination of Net Asset Value..........................................B-70
Dividends, Other Distributions and Taxes..................................B-71
Portfolio Transactions....................................................B-77
Performance Information...................................................B-84
Information About the Company and Funds...................................B-87
Counsel and Independent Auditors..........................................B-104
Appendix..................................................................B-105




(PAGE)


                     DESCRIPTION OF THE COMPANY AND FUNDS

      The Company is a Maryland corporation formed on August 6, 1987. The Company is an open-end management investment company, known as a mutual fund, comprised of separate portfolios, including the Funds, each of which is treated as a separate fund. Each Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

      The Dreyfus Corporation ("Dreyfus" or the "Manager") serves as each Fund's investment adviser. The Manager has engaged Fayez Sarofim & Co. ("Sarofim & Co." or the "Sub-Adviser") to serve as Dreyfus Premier Tax Managed Growth Fund's sub-investment adviser to provide day-to-day management of such Fund's investments, subject to the supervision of the Manager.

      Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

      DREYFUS BASIC S&P 500 STOCK INDEX FUND ("S&P 500 INDEX FUND"). The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)"). The Fund normally invests at least 95% of its total assets in common stocks included in the S&P 500. The S&P 500 is composed of 500 common stocks, most of which are traded on the New York Stock Exchange ("NYSE"), chosen by Standard & Poor's Ratings Services ("Standard and Poor's"), a division of The McGraw-Hill Companies, Inc., to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The S&P 500 is structured to approximate the general distribution of industries in the U.S. economy. The inclusion of a stock in the S&P 500 does not imply that Standard & Poor's believes the stock to be an attractive or appropriate investment. The 500 securities represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the S&P 500. Component stocks included in the S&P 500 are chosen with the aim of achieving a distribution at the index level representative of the various components of the U.S. economy and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the S&P 500 may include foreign securities. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability if investing in securities general or in the Fund particularly or the ability of the S&P 500 to track general stock market performance. To maintain liquidity, the Fund may invest up to 5% of its assets in U.S. Government securities, commercial paper, bank certificates of deposit, bank demand and time deposits, repurchase agreements, when-issued transactions and variable amount master demand notes. See "Certain Portfolio Securities" below.

      DREYFUS BOND MARKET INDEX FUND ("BOND INDEX FUND"). The Fund seeks to match the total return of the Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index"). The Aggregate Bond Index covers the U.S. investment grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities and asset-backed securities. The Aggregate Bond Index covers those securities in the Lehman Brothers Government/Corporate Bond Index ("Government/Corporate Bond Index") plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index") and the Lehman Asset-Backed Securities Index ("ABS Index"). The Government/Corporate Bond Index is composed of (i) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues such as GNMA Certificates) and (ii) all publicly issued, fixed-rate, non-convertible, investment grade, dollar-denominated, SEC-registered obligations of domestic corporations, foreign governments and supranational organizations. The MBS Index covers all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA"). The ABS Index covers three subsectors - credit and charge cards, auto, and home equity loans - and includes pass-through, bullet, and controlled amortization structures. Prior to November 14, 1997, the Fund's investment objective was to seek to match the total return of the Government/Corporate Bond Index.

      DREYFUS DISCIPLINED STOCK FUND ("DISCIPLINED STOCK FUND"). The Fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the S&P 500. The S&P 500 is composed of 500 common stocks, most of which are traded on the NYSE, chosen by Standard and Poor's to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The S&P 500 is structured to approximate the general distribution of industries in the U.S. economy. The inclusion of a stock in the S&P 500 does not imply that Standard & Poor's believes the stock to be an attractive or appropriate investment. The 500 securities represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the S&P 500. Component stocks included in the S&P 500 are chosen with the aim of achieving a distribution at the index level representative of the various components of the U.S. economy and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the S&P 500 may include foreign securities. The Fund may invest in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper, to meet liquidity needs in amounts not generally expected to exceed 20% of the Fund's assets. See "Certain Portfolio Securities" below.

      DREYFUS PREMIER BALANCED FUND ("BALANCED FUND"). The Fund seeks to outperform a hybrid index, 60% of which is the S&P 500 and 40% of which is the Aggregate Bond Index. The S&P 500 is composed of 500 common stocks, most of which are traded on the NYSE, chosen by Standard and Poor's to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The S&P 500 is structured to approximate the general distribution of industries in the U.S. economy. The inclusion of a stock in the S&P 500 does not imply that Standard & Poor's believes the stock to be an attractive or appropriate investment. The 500 securities represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the S&P 500. Component stocks included in the S&P 500 are chosen with the aim of achieving a distribution at the index level representative of the various components of the U.S. economy and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the S&P 500 may include foreign securities. The Aggregate Bond Index is an index established by Lehman Brothers, Inc. which includes fixed-rate debt issues rated investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or Fitch Ratings ("Fitch" and together with Moody's and Standard & Poor's, the "Rating Agencies"). All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. The Aggregate Bond Index includes bonds with maturities of up to ten years. Prior to March 1, 2002, the Fund's investment objective was to outperform an unmanaged hybrid index, 60% of which was the S&P 500 and 40% of which was the Lehman Brothers Intermediate Government/Credit Bond Index.

      DREYFUS PREMIER LARGE COMPANY STOCK FUND ("LARGE COMPANY STOCK FUND"). The Fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the S&P 500. The S&P 500 is composed of 500 common stocks, most of which are traded on the NYSE, chosen by Standard and Poor's to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The S&P 500 is structured to approximate the general distribution of industries in the U.S. economy. The inclusion of a stock in the S&P 500 does not imply that Standard & Poor's believes the stock to be an attractive or appropriate investment. The 500 securities represent approximately 75% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the S&P 500. Component stocks included in the S&P 500 are chosen with the aim of achieving a distribution at the index level representative of the various components of the U.S. economy and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the S&P 500 may include foreign securities. Prior to January 16, 1998, the Fund's investment objective was to seek an above-average level of income along with moderate long-term growth of income and principal.

      DREYFUS PREMIER LIMITED TERM INCOME FUND ("LIMITED TERM INCOME FUND"). The Fund seeks to provide shareholders with as high a level of current income as is consistent with safety of principal and maintenance of liquidity.

      DREYFUS PREMIER MIDCAP STOCK FUND ("MIDCAP STOCK FUND"). The Fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor's 400 MidCap Index(R) ("S&P 400"). The S&P 400 is composed of 400 domestic common stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the S&P 400 in proportion to its market value. The inclusion of a stock in the S&P 400 does not imply that Standard & Poor's believes the stock to be an attractive or appropriate investment. The S&P 400 was created by Standard & Poor's to capture the
performance of the stocks that fall in the medium capitalization range.   The
medium capitalization range of stocks was defined, at the original time of screening, as between $1 billion and $15 billion in market value. Any medium capitalization stocks already included in the S&P 500 were excluded from candidacy for the S&P 400.

      DREYFUS PREMIER SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND").  The
Fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Russell 2000(R) Value Index. The Russell 2000(R) Value Index is an unmanaged index of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which in turn measures the performance of the 3,000 largest publicly traded U.S. companies based on total market capitalization.

      DREYFUS PREMIER TAX MANAGED GROWTH FUND ("TAX MANAGED GROWTH FUND"). The Fund seeks long-term capital appreciation consistent with minimizing realized capital gains and taxable current income. The Fund employs a tax-managed strategy, focusing on "blue chip" companies with market capitalizations exceeding $5 billion.

CERTAIN PORTFOLIO SECURITIES

      The following information regarding the securities a Fund may purchase supplements (as noted) and should be read in conjunction with the relevant Fund's Prospectus.

      AMERICAN DEPOSITORY RECEIPTS ("ADRS") AND NEW YORK SHARES. (Balanced Fund, Disciplined Stock Fund, Large Company Stock Fund, Limited Term Income Fund, Midcap Stock Fund, Small Cap Value Fund, and Tax Managed Growth Fund) Each of these Funds may invest in U.S. dollar-denominated ADRs and, with respect to Large Company Stock Fund, Small Cap Value Fund, and Tax Managed Growth Fund, New York Shares. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. New York Shares are securities of foreign companies that are issued for trading in the United States. ADRs and New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain risks, including those resulting from adverse political and economic developments and the imposition of foreign governmental laws or restrictions. See "Foreign Securities."

      GOVERNMENT OBLIGATIONS. (All Funds) Each Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, each Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, Small Business Administration and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      REPURCHASE AGREEMENTS. (S&P 500 Index Fund, Bond Index Fund, Disciplined Stock Fund, Balanced Fund, Large Company Stock Fund, Limited Term Income Fund, Midcap Stock Fund, and Small Cap Value Fund) Each of these Funds may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the respective Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, including interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. Each Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

      COMMERCIAL PAPER. (All Funds) Each Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. A Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's and F1 by Fitch.

      BANK INSTRUMENTS. (All Funds) Each Fund may purchase bankers' acceptances, certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Included among such obligations, except with respect to the S&P 500 Index Fund, are Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Dollar certificates of deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Fund may also invest in Eurodollar bonds and notes, which are obligations that pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. All of these obligations are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."

      FOREIGN SECURITIES. (Bond Index Fund, Disciplined Stock Fund, Balanced Fund, Large Company Stock Fund, Limited Term Income Fund, Midcap Stock Fund, Small Cap Value Fund, and Tax Managed Growth Fund, and to a limited extent, S&P 500 Index Fund). Each of these Funds may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the return on such securities.

      ILLIQUID SECURITIES. (All Funds) Each Fund may invest up to 15% of the value of its net assets in illiquid securities, including time deposits and, except with respect to the Tax Managed Growth Fund, repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Company's Board of Directors (the "Board" or "Directors" or "Board of Directors") or by the Manager pursuant to guidelines established by the Board of Directors. The Board or the Manager will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from a Fund or other holders.

      PREFERRED STOCK. (Small Cap Value Fund and Tax Managed Growth Fund) Each of these Funds may purchase preferred stock, which is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. In general, the market value of preferred stock is its "investment value," or its value as a fixed-income security. Accordingly, the market value of preferred stock general increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, is also affected by the issuer's ability to make payments on the preferred stock. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

      CONVERTIBLE SECURITIES.  (Small Cap Value Fund and Tax Managed Growth
Fund) Each of these Funds may purchase convertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

      WARRANTS. (Small Cap Value Fund and Tax Managed Growth Fund) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. Each of these Funds may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

      MUNICIPAL OBLIGATIONS. (Tax Managed Growth Fund) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. The Fund also may acquire call options on specific municipal obligations. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

      While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments.

      MORTGAGE-RELATED SECURITIES. (Bond Index Fund, Balanced Fund and Limited Term Income Fund) Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

RESIDENTIAL MORTGAGE-RELATED SECURITIES--(Bond Index Fund, Balanced Fund and Limited Term Income Fund) Each of these Funds may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as GNMA, FNMA and FHLMC, or issued by private entities. Residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

      Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Ginnie Maes are created by an "issuer," which is a Federal Housing Administration ("FHA") approved mortgagee that also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, Farmers' Home Administration or Veterans' Administration ("VA") insured or guaranteed mortgages which are homogeneous as to interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the Ginnie Maes backed by the mortgages included in the pool. The Ginnie Maes, endorsed by GNMA, then are sold by the issuer through securities dealers. Ginnie Maes bear a stated "coupon rate" which represents the effective FHA-VA mortgage rate at the time of issuance, less GNMA's and issuer's fees.

      Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COMMERCIAL MORTGAGE-RELATED SECURITIES--(Bond Index Fund, Balanced Fund and Limited Term Income Fund) Each of these Funds may invest in commercial mortgage-related securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

SUBORDINATED SECURITIES--(Bond Index Fund, Balanced Fund and Limited Term Income Fund) Each of these Funds may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTI-CLASS PASS-THROUGH-SECURITIES--(Bond Index Fund, Balanced Fund and Limited Term Income Fund) Each of these Funds may invest in CMOs, which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

      Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

      Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES--(Bond Index Fund, Balanced Fund and Limited Term Income Fund) Each of these Funds may invest in stripped mortgage-backed securities, which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IO and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

REAL ESTATE INVESTMENT TRUSTS--(Bond Index Fund, Balanced Fund, S&P 500 Index Fund and Limited Term Income Fund) Each of these Funds may invest in REITs. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

      REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--(Bond Index Fund, Balanced Fund and Limited Term Income Fund) Each of these Funds may invest in ARMs. ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

PRIVATE ENTITY SECURITIES--(Bond Index Fund, Balanced Fund and Limited Term Income Fund) Each of these Funds may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

OTHER MORTGAGE-RELATED SECURITIES--(Bond Index Fund, Balanced Fund and Limited Term Income Fund) Other mortgage-related securities in which each of these Funds may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals.
Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      ASSET-BACKED SECURITIES. (Bond Index Fund, Balanced Fund and Limited Term Income Fund) Each of these Funds may invest in asset-backed securities, which are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. Each of these Funds may invest in these and other types of asset-backed securities that may be developed in the future.

      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

      CORPORATE OBLIGATIONS. (Bond Index Fund, Balanced Fund, Limited Term Income Fund, Midcap Stock Fund, Small Cap Value Fund, and Tax Managed Growth
Fund) Each of these Funds may invest in corporate obligations rated at least Baa by Moody's or BBB by Standard & Poor's or, if unrated, of comparable quality as determined by the Manager (and the Sub-Adviser as applicable). Securities rated BBB by Standard & Poor's or Baa by Moody's are considered by those rating agencies to be "investment grade" securities. Moody's, however, considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by Standard & Poor's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. A Fund will sell in a prudent and orderly fashion bonds whose ratings drop below these minimum ratings.

      In addition to "investment grade" securities, the Balanced Fund may invest in debt securities which are rated Ba or B by Moody's, or BB or B by Standard & Poor's or Fitch, or if unrated, deemed to be of comparable quality as determined by Dreyfus. See "Lower Rated Securities."

      LOWER RATED SECURITIES (BALANCED FUND ONLY). The Fund may invest up 20% of its assets invested in fixed income securities in higher yielding (and therefore higher risk) debt securities such as those rated Ba by Moody's or BB by Standard & Poor's or Fitch, or as low as those rated B by a Rating Agency (commonly referred to as "high yield" or "junk" bonds). Such securities, though higher yielding are characterized by risk. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value of risk of these securities. The Fund will rely on Dreyfus' judgment, analysis and experience in evaluating the creditworthiness or an issuer.

      Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities. These securities generally are considered by the Rating Agencies to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

      Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

      Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness or the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value ("NAV"). Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

      These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated securities to repay principal and pay interest thereon, which would increase the incidence of default for such securities. It is likely that any economic recession also would disrupt severely the market for such securities and have an adverse impact on their value.

      The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

      FIXED-INCOME SECURITIES. (Bond Index Fund, Balanced Fund and Limited Term Income Fund) Each of these Funds invests in fixed-income securities.
In periods of declining interest rates, a Fund's yield (its income from portfolio investments over a stated period of time) may tend to be higher than prevailing market rates, and in periods of rising interest rates, a Fund's yield may tend to be lower than prevailing interest rates. Also, in periods of falling interest rates, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of a Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The NAV of a Fund investing in fixed-income securities also may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

      VARIABLE AMOUNT MASTER DEMAND NOTES. (S&P 500 Index Fund, Bond Index Fund, Balanced Fund, and Limited Term Income Fund) Each of these Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed-upon formula. If an issuer of a variable amount master demand note were to default on its payment obligations, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds will only invest in variable amount master demand notes issued by entities that the Manager considers creditworthy.

      FLOATING RATE SECURITIES.  (Bond Index Fund and Limited Term Income
Fund) Each of these Funds may invest in floating rate securities. A floating rate security provides for the automatic adjustment of its interest whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities.

      INITIAL PUBLIC OFFERINGS ("IPOS"). (Balanced Fund, Disciplined Stock Fund, Large Company Stock Fund, Midcap Stock Fund, Small Cap Value Fund, and Tax Managed Growth Fund) Each of these Funds may invest in stock issued in an IPO, a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. ("NASD") apply to the distribution of IPOs. Corporations offering IPOs generally have a limited operating history and may involve greater risk.

      INVESTMENT COMPANIES. (All Funds) Each Fund may invest in securities issued by registered and unregistered investment companies. Under the 1940 Act, a Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Each Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that a Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Loans of Fund Securities."

INVESTMENT TECHNIQUES

      The following information regarding the investment techniques a Fund may engage in supplements (as noted) and should be read in conjunction with the relevant Fund's Prospectus. A Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      LOANS OF FUND SECURITIES. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. (S&P 500 Index Fund, Bond Index Fund, Disciplined Stock Fund, Balanced Fund, Large Company Stock Fund, Limited Term Income Fund, Midcap Stock Fund, and Small Cap Value Fund) New issues of U.S. Treasury and Government securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A Fund will segregate permissible assets at least equal at all times to the amount of the Fund's when-issued and delayed-delivery purchase commitments.

      Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund's NAV.

      When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities, and/or although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, a Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

      BORROWING MONEY. (All Funds) Each Fund is permitted to borrow in an amount up to 33-1/3% of the value of its total assets. Each Fund is authorized currently, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      REVERSE REPURCHASE AGREEMENTS. (S&P 500 Index Fund, Bond Index Fund, Disciplined Stock Fund, Balanced Fund, Large Company Stock Fund, Limited Term Income Fund, Midcap Stock Fund, and Small Cap Value Fund) Each of these Funds may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by the Manager to be disadvantageous. Under a reverse repurchase agreement, the Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. A Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, borrowings by a Fund generally will be unsecured. These transactions may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

      FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. (S&P 500 Index Fund, Disciplined Stock Fund, Balanced Fund, Large Company Stock Fund, Limited Term Income Fund, Midcap Stock Fund, Small Cap Value Fund, and Tax Managed Growth Fund) Each of these Funds may purchase and sell various financial instruments ("Derivative Instruments"), including financial futures contracts (such as index futures contracts) and options (such as options on U.S. and foreign securities or indices of such securities). The index Derivative Instruments a Fund may use may be based on indices of U.S. or foreign equity securities. These Derivative Instruments may be used, for example, to preserve a return or spread or to facilitate or substitute for the sale or purchase of securities. The Limited Term Income Fund may enter into future contracts and related options for hedging purposes only.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If a Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest.

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, a Fund's ability to use Derivative Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

      In addition to the instruments, strategies and risks described below and in the relevant Fund Prospectus, the Manager expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as the Manager develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. The Manager (or Sub-Adviser, if applicable) may utilize these opportunities to the extent that they are consistent with the Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

      SPECIAL RISKS. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     1. Successful use of most Derivative Instruments depends upon the ability of the Manager (or Sub-Adviser, if applicable) not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

     2. There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. Each Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     3. If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the Manager (or Sub-Adviser, if applicable) projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

     4. As described below, the Fund might be required to maintain assets as "cover," segregate assets or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

     5. The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected and may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs, and may result in certain tax consequences.

      COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures or options, or (2) permissible liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above.

      Segregated assets cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the segregation of a large portion of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

      Options on indices are similar to options on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

      Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value.

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value unless the option is closed out in an offsetting transaction.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      A Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market.

      A Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the price at which the option can be exercised). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      A Fund may write options on securities only if it covers the transactions through: an offsetting option with respect to the security underlying the option it has written, exercisable by it at a more favorable price; ownership of (in the case of a call) or a short position in (in the case of a put) the underlying security; or segregation of permissible liquid assets sufficient to cover its exposure.

      Each of the S&P 500 Index Fund, Midcap Stock Fund, and Small Cap Value Fund will not purchase put or call options that are traded on a national stock exchange in an amount exceeding 5% of its net assets. In addition, the Tax Managed Growth Fund will not write (i.e., sell) covered call option contracts with respect to specific securities in an amount exceeding 20% of the value of its net assets at the time such option contracts are written.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When a Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

      When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund has written a call, it assumes a short futures position. If the Fund has written a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

      The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" consisting of cash or U.S. Government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Fund intends to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.
Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or permissible liquid assets.

      To the extent that the Fund enters into futures contracts, options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio (or such other amount permitted by the CFTC), after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts for hedging purposes.

      Each of the S&P 500 Index Fund, Midcap Stock Fund, and Small Cap Value Fund and each of the Disciplined Stock Fund and Large Company Stock Fund will not enter into futures contracts to the extent that its outstanding obligations under these contracts would exceed 25% and 5%, respectively, of the Fund's total assets.

      The Tax Managed Growth Fund currently does not intend to enter into futures contracts.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve a Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although none of the Funds believe that the Board of Directors will approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with its investment objective, policies and restrictions, a Fund may invest in securities of companies with which Mellon Bank, N.A., an affiliate of the Manager, has a lending relationship.

      SIMULTANEOUS INVESTMENTS. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager (or Sub-Advisers, if applicable). If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. Each Fund, together with other investment companies advised by the Manager (or Sub-Adviser, if applicable) and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Fund's ability to dispose of some or all of its positions should it desire to do so.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by each Fund. These fundamental investment limitations may not be changed, as to a Fund, without the consent of: (a) 67% or more of the shares present at a meeting of shareholders of such Fund duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. No Fund may:

     1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, except with respect to the Small Cap Value Fund and Tax Managed Growth Fund, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks).

     2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

     3. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

     5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

     6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

     7. Purchase or sell commodities except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

      Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      NONFUNDAMENTAL. Under normal circumstances, the Disciplined Stock Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks (or other investments with similar economic characteristics). Under normal circumstances, the Large Company Stock Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in large company securities (or other investments with similar economic characteristics). Under normal circumstances, the Midcap Stock Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in midcap stocks (or other investments with similar economic characteristics). Under normal circumstances, the Small Cap Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in small-cap stocks (or other investments with similar economic characteristics). Small-cap stocks are those with market capitalizations ranging from $100 million to $3 billion. Under normal circumstances, the Tax Managed Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks (or other investments with similar economic characteristics) and employs a tax-managed strategy. Each of these Funds has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets.

      Each Fund, except as noted, has adopted the following additional non-fundamental restrictions. These non-fundamental restrictions may be changed, as to a Fund, without shareholder approval, in compliance with applicable law and regulatory policy.

     1. The Fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short. With respect to the Tax Managed Growth Fund, the Fund will not sell securities short, or purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and this Statement of Additional Information.

     2. The Fund shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

     3. The Fund shall not purchase oil, gas or mineral leases. This policy has not been adopted by the Small Cap Value Fund or Tax Managed Growth Fund.

     4. The Fund will not purchase or retain the securities of any issuer if the officers or Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than 5% of such securities. This policy has not been adopted by the Small Cap Value Fund or Tax Managed Growth Fund.

     5. The Fund will not purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of the Fund's investment in such securities would exceed 5% of the Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security. This policy has not been adopted by the Small Cap Value Fund or Tax Managed Growth Fund.

     6. The Fund will invest no more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section
4(2) paper and securities which may be resold under Rule 144A under the Securities Act of 1933, as amended, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

     7. The Fund may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

     8. The Fund shall not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

     9.  The Fund will not purchase warrants if at the time of such purchase:
(a) more than 5% of the value of the Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York or American Stock Exchange (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value). This policy has not been adopted by the Small Cap Value Fund or Tax Managed Growth Fund.

     10. The Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets except that (a) this limitation shall not apply to standby commitments and
(b) this limitation shall not apply to the Fund's transactions in futures contracts and options. This policy has not been adopted by the Small Cap Value Fund or Tax Managed Growth Fund.

      In addition, each Fund, other than the Small Cap Value Fund and Tax Managed Growth Fund, has adopted an operating policy not to invest more than 25% of the value of its total assets, at the time of such purchase, in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks. The Board of Directors may change this policy, as to a Fund, without shareholder approval. Notice will be given to Fund shareholders if this policy is changed by the Board of Directors.

      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Fundamental Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

      The Company and the Manager have received an exemptive order from the SEC which, among other things, permits each Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of limitations imposed by the 1940 Act.

      If a Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

                     MANAGEMENT OF THE COMPANY AND FUNDS

      The Company's Board is responsible for the management and supervision of the Funds, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

     The Dreyfus Corporation...................   Investment Adviser
     Fayez Sarofim & Co........................   Sub-Investment Adviser to
                                                  Tax Managed Growth Fund
     Dreyfus Service Corporation...............   Distributor
     Dreyfus Transfer, Inc.....................   Transfer Agent
     Mellon Bank, N.A..........................   Custodian

      Directors of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below. Each of the Company's Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and Dreyfus High Yield Strategies Fund.

DIRECTORS OF THE COMPANY1

Name (Age)
Position with Company   Principal Occupation  Other Board Memberships and
(Since)                 During Past 5 Years   Affiliations
---------------------   --------------------  ----------------------------
Joseph S. DiMartino     Corporate Director    The Muscular Dystrophy
(59)                    and Trustee           Association, DIRECTOR

Chairman of the Board                         Levcor International, Inc., an
(1999)                                          apparel fabric processor,
                                                DIRECTOR
                                              Century Business Services, Inc.,
                                                a provider of outsourcing
                                                functions for small and medium
                                                size companies, DIRECTOR
                                              The Newark Group, a provider of a
                                                national market of paper
                                                recovery facilities, paperboard
                                                mills and paperboard converting
                                                plants, DIRECTOR

James M. Fitzgibbons    Chairman of the       Howes Leather Corporation,
(68)                    Board, Davidson         DIRECTOR
Director                Cotton Company
(1994)                  (1998-2001)

                        Chairman of the
                        Board and CEO of
                        Fieldcrest Cannon,
                        Inc. (1990-1997)

J. Tomlinson Fort (74)  Of Counsel, Reed      -
Director                Smith LLP
(1987)

Kenneth A. Himmel (57)  President and CEO,    -
Director                Related Urban
(1994)                  Development, a real
                        estate development
                        company
                        (1996-present)

                        President and CEO,
                        Himmel & Company, a
                        real estate
                        development company
                        (1980-present)

                        CEO, American Food
                        Management, a
                        restaurant company
                        (1983-present)

Stephen J. Lockwood     Chairman of the       BDML Holdings, an insurance
(56)                    Board, Stephen J.       company, CHAIRMAN OF THE BOARD
Director                Lockwood and Company  HCCH Insurance Holdings, an
(1994)                  LLC, an investment      insurance company, VICE CHAIRMAN
                        company               Affiliated Managers Group, an
                                                investment management company,
                        Chairman of the         DIRECTOR
                        BOARD and CEO, LDG
                        Reinsurance
                        Corporation
                        (1977-2000)

Rosyln Watson (53)      Principal, Watson     American Express Centurion Bank,
Director                Ventures, Inc., a       DIRECTOR
(1994)                  real estate           Hydro One, Inc., an electricity
                        investment company      distribution and transmission
                                                company, DIRECTOR
                                              Hydro One Network Service, Inc.,
                                                a wholly owned subsidiary of
                                                Hydro One, Inc., DIRECTOR
                                              The Hyams Foundation Inc., a
                                                Massachusetts Charitable
                                                Foundation, TRUSTEE
                                              National Osteoporosis Foundation,
                                                TRUSTEE

Benaree Pratt Wiley     President and CEO of  Boston College, Trustee The
(57)                    the Partnership, an     Greater Boston Chamber of
Director                organization            Commerce, DIRECTOR
(1998)                  dedicated to          The First Albany Companies, Inc.,
                        increasing the          an investment bank, DIRECTOR
                        representation of     Mass Development, DIRECTOR
                        African Americans in  Common Institute, DIRECTOR
                        positions of          Efficay Institute, DIRECTOR
                        leadership,           Pepsi Co Africa - America,
                        influence and           Advisory Board
                        decision-making in
                        Boston, MA
--------------
1 None of the Directors are "interested persons" of the Company, as defined in the 1940 Act.


      Directors are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Directors who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is to oversee the Company's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Company also has a standing pricing committee comprised of any one Director. The function of the pricing committee is to assist in valuing the Funds' investments. The audit committee met twice and pricing committee met four times during the fiscal year ended October 31, 2002. The nominating committee and compensation committee did not meet during the last fiscal year.

      The table below indicates the dollar range of each Director's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.

               JOSEPH               J.        KENNETH  STEPHEN           BENAREE
               S.        JAMES M.   TOMLINSON A.       J.       ROSLYN   PRATT
               DIMARTINO FITZGIBBON FORT      HIMMEL  LOCKWOOD  WATSON    WILEY
               ---------  --------- --------  ------  --------- ------  -------
S&P 500 Index  None      None      None      None     None     None     None
Fund
Bond Index     None      None      None      None     None     None     None
Fund
Disciplined    None      $10,001   None      None     None     None     None
Stock Fund               - $50,000
Balanced Fund  None      None      None      None     None     None     None
Large Company  None      None      None      None     None     None     None
Stock Fund
Limited Term   None      None      None      None     None     None     None
Income Fund
Midcap Stock   None      None      None      None     None     None     None
Fund
Small Cap      $1 -      None      None      None     None     None     None
Value Fund     $10,000
Tax Managed    None      None      None      None     None     None     None
Growth Fund
Aggregate      Over      Over      $10,001   None     None     None     None
Holdings of    $100,000  $100,000  - $50,000
Funds in the
Dreyfus
Family of
Funds


      As of December 31, 2002, none of the Directors or their immediate family members owned securities of the Manager, the Sub-Adviser, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager, the Sub-Adviser, or the Distributor.

OFFICERS OF THE COMPANY

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.  Chairman of the Board, Chief
      Executive Officer and Chief Operating Officer of Dreyfus, and an officer of 94 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member, of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 57 years old and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.  Chief
      Investment Officer, Vice Chairman and a Director of Dreyfus, and an officer of 94 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 49 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.  Executive Vice President,
      Secretary and General Counsel of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 56 years old and has been an employee of Dreyfus since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.  Associate General Counsel and
      Assistant Secretary of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 53 years old and has been an employee of Dreyfus since July 1980.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.  Director - Mutual Fund
      Accounting of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since April 1985.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate General
      Counsel of Dreyfus, and an officer of 12 investment companies (comprising of 65 portfolios) managed by Dreyfus. He is 37 years old and has been an employee of Dreyfus since January 1986.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate
      General Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 200 portfolios) managed by Dreyfus. He is 43 years old and has been an employee of Dreyfus since October 1991.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.  Senior Treasury
      Manager of Dreyfus, and an officer of 37 investment companies (comprising of 78 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since August 1984.

ERIK D. NAVILOFF, ASSISTANT TREASURER SINCE DECEMBER 2002.  Senior Accounting
      Manager - Taxable Fixed Income Funds of Dreyfus, and an officer of 18 investment companies (comprised of 77 portfolios) managed by Dreyfus. He is 34 years old and has been an employee of Dreyfus since November 1992.

ROBERT S. ROBOL, ASSISTANT TREASURER SINCE DECEMBER 2002.  Senior Accounting
      Manager - Equity Funds of Dreyfus, and an officer of 28 investment companies (comprised of 119 portfolios) managed by Dreyfus. He is 38 years old and has been an employee of Dreyfus since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.  Mutual Funds
      Tax Director of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 48 years old and has been an employee of Dreyfus since June 1993.

ROBERT J. SVAGNA, ASSISTANT TREASURER SINCE DECEMBER 2002.  Senior Accounting
      Manager - Equity Funds of Dreyfus, and an officer of 28 investment companies (comprised of 119 portfolios) managed by Dreyfus. He is 35 years old and has been an employee of Dreyfus since November 1990.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE OCTOBER
      2002.    Vice President and Anti-Money Laundering Compliance Officer of
      the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 199 portfolios) managed by Dreyfus. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

      The address of each Director and officer of the Company is 200 Park Avenue, New York, New York 10166.

      The Company's Directors and officers, as a group, owned less than 1% of each Fund's voting securities outstanding on February 3, 2003. See "Information About the Company and Funds" for a list of shareholders known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of February 3, 2003.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.

      In addition, the Company currently has two Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members.

      The aggregate amounts of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 2002, and from all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2002, were as follows:

                                                  Total Compensation
                              Aggregate          From the Company and
                            Compensation         Fund Complex Paid
    Name of Director     From the Company*        to Director**
    ----------------     -----------------      -------------

Joseph S. DiMartino           $25,521                 $815,938 (191)
James Fitzgibbons             $20,250                  $89,000 (25)
J. Tomlinson Fort             $20,417                  $90,000 (25)
Kenneth A. Himmel             $20,000                  $82,000 (25)
Stephen J. Lockwood           $20,417                  $83,000 (25)
Roslyn M. Watson              $20,417                  $90,000 (25)
Benaree Pratt Wiley           $20,417                  $90,000 (25)


                           MANAGEMENT ARRANGEMENTS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE RELEVANT FUND'S PROSPECTUS ENTITLED "EXPENSES" AND "MANAGEMENT."

      INVESTMENT ADVISER. Dreyfus (also referred to as the Manager) is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      Dreyfus serves as investment manager for each Fund pursuant to an Investment Management Agreement (the "Management Agreement") between Dreyfus and the Company, subject to the overall authority of the Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages each Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. As to each Fund, the Management Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or Dreyfus, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Management Agreement is terminable without penalty, on 60 days' notice, by the Company's Board, by vote of the holders of a majority of such Fund's shares, or by Dreyfus. The Management Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


   * Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are paid directly by the Manager to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $3,357 for the Company.

   ** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Directors serve.

      The following persons are officers and/or directors of Dreyfus: Stephen
E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      SUB-INVESTMENT ADVISER. With respect to the Tax Managed Growth Fund, Dreyfus has entered into a Sub-Investment Advisory Agreement with Sarofim & Co. (the "Sub-Advisory Agreement"). Sarofim & Co., located at Two Houston Center, Suite 2907, Houston, Texas 77010, is a registered investment adviser formed in 1958. As of December 31, 2002, Sarofim & Co. managed approximately $37.4 billion assets for numerous discretionary accounts and provided investment advisory services to four other registered investment companies having aggregate assets of approximately $4.9 billion. Sarofim & Co., subject to the supervision and approval of Dreyfus, provides investment advisory assistance and day-to-day management of the Tax Managed Growth Fund's investments as well as investment research and statistical information, pursuant to the Sub-Advisory Agreement, subject to the overall authority of the Board in accordance with Maryland law. The Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Tax Managed Growth Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or Sarofim & Co., by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement is terminable without penalty (i) by Dreyfus on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) by Sarofim & Co. upon not less than 90 days' notice. The Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The following persons are officers and/or directors of Sarofim & Co.:
Fayez S. Sarofim, Chairman of the Board and President; Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, William K. McGee, Jr., Charles E. Sheedy and Ralph B. Thomas, Senior Vice Presidents; and Satish K. Gupta, Alice M. Youngblood, Christopher B. Sarofim and Mary L. Porter, Vice Presidents; and Robert M. Hopson, Vice President and Assistant Secretary.

      PORTFOLIO MANAGEMENT. Dreyfus manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. Sarofim & Co. provides day-to-day management of the investments of the Tax Managed Growth Fund, subject to the supervision of Dreyfus and the Company's Board. Dreyfus (or the Sub-Adviser, if applicable) is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. Dreyfus uses a passive investment management approach to manage the portfolios of the S&P 500 Index Fund and Bond Index Fund, attempting to duplicate the performance of the Fund's respective benchmark index through the use of statistical procedures. The portfolio managers of the other Funds are as follows:

FUND                                     PORTFOLIO MANAGER

Disciplined Stock Fund                   D. Gary Richardson

Balanced Fund                            Douglas R. Ramos
                                         Gerald Thunelius
                                         Keith Chan
                                         Kenneth Smalley
                                         Greg Jordan
                                         Michael Hoeh
                                         Samuel Weinstock
                                         William Howarth
                                         Martin Fetherston

Large Company Stock Fund                 D. Gary Richardson

Limited Term Income Fund                 Christopher Pellegrino

Midcap Stock Fund                        John O'Toole

Small Cap Value Fund                     William Rydell
                                         Mark Sikorski

Tax Managed Growth  Fund                 Fayez S. Sarofim
                                         Charles Sheedy
                                         Christopher Sarofim
                                         Catherine Crain

      Dreyfus and Sarofim & Co. each maintain research departments with professional portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by Dreyfus or Sarofim & Co.

      In approving the current Management Agreement and, with respect to the Tax Managed Growth Fund, the Sub-Advisory Agreement, the Board considered, with respect to each Fund, as applicable, a number of factors, including the nature and quality of the services provided by the Manager and the Sub-Adviser; the investment philosophy and investment approach as applied to the Funds by the Manager and the Sub-Adviser; the investment management expertise of the Manager and the Sub-Adviser in respect of the Funds' investment strategies; the personnel, resources and experience of the Manager and the Sub-Adviser; the Funds' performance history and the management fees paid to the Manager and the Sub-Adviser relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Management Agreement and the Sub-Adviser's costs of providing services under the Sub-Advisory Agreement; the relationship between the fees paid to the Manager under the Management Agreement and the Company's Distribution and Service Plans; and ancillary benefits the Manager or the Sub-Adviser may receive from its relationship with the Company.

      Mellon Bank, N.A., Dreyfus' parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. Dreyfus has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

      The Company, the Manager, the Sub-Adviser, and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Manager's Code of Ethics and also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Manager's Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      EXPENSES. Under the Management Agreement, each Fund has agreed to pay Dreyfus a monthly fee at the annual rate as follows:

NAME OF FUND                             Fee as a Percentage of
------------
                                         AVERAGE DAILY NET ASSETS
S&P 500 Index Fund                           .20%
Bond Index Fund                              .15%
Disciplined Stock Fund                       .90%
Balanced Fund                               1.00%
Large Company Stock Fund                     .90%
Limited Term Income Fund                     .60%
Midcap Stock Fund                           1.10%
Small Cap Value Fund                        1.25%
Tax Managed Growth Fund                     1.10%
      Dreyfus pays all of the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested Directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the Company's non-interested Directors (including counsel fees), Dreyfus is contractually required, with respect to each Fund, to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to the Fund's investors. Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds (and classes thereof, if applicable) on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund (or each class thereof, if applicable).

      For the fiscal years ended October 31, 2000, 2001 and 2002, the management fees paid by each indicated Fund to Dreyfus were as follows:

                                              MANAGEMENT FEE PAID
NAME OF FUND                  2002            2001             2000
------------                  ----            ----             ----
S&P 500 Index Fund         $2,562,011      $3,089,312       $4,042,130
Bond Index Fund             $248,917        $156,858         $145,036
Disciplined Stock Fund     $18,890,321    $26,115,925       $31,336,532
Balanced  Fund             $7,445,591      $9,853,911       $10,313,670
Large Company Stock Fund   $2,066,252      $2,544,151       $1,837,376
Limited Term Income Fund    $348,032        $302,803         $347,169
Midcap Stock Fund          $2,770,647      $2,491,815       $2,313,939
Small Cap Value Fund        $305,217        $163,054          $89,858
Tax Managed Growth Fund    $3,571,786      $3,947,360       $4,124,681


      Dreyfus has agreed to pay Sarofim & Co., out of the fee Dreyfus receives from the Tax Managed Growth Fund, an annual fee of .30% of the value of the Tax Managed Growth Fund's average daily net assets, as compensation for its sub-investment advisory services to the Fund. For the fiscal years ended October 31, 2002, 2001 and 2000, Dreyfus paid Sarofim & Co. $974,124, $1,076,553 and $1,125,151, respectively, pursuant to the Sub-Advisory Agreement.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of Dreyfus located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds.

      From August 23, 1994 through March 21, 2000, Premier Mutual Fund Services, Inc. ("Premier") acted as the Company's distributor. Therefore, the disclosure below of amounts retained on the sale of Dreyfus Premier Fund shares for the periods prior to March 22, 2000 refers to amounts retained by Premier and for the periods from March 22, 2000 thereafter refers to amounts retained by the Distributor from sales loads with respect to Class A and Class T shares and from contingent deferred sales charges ("CDSCs") with respect to Class B and Class C shares.



                              Period from        Period from
                             November 1, 1999    March 22, 2000         Total
                            through March 21,   through October 31,    Fiscal Year Ended     Fiscal Year Ended    Fiscal Year Ended
                                  2000                  2000              2000                   2001                 2002
      Name of Fund/Class
Balanced Fund
    Class A                        $53,038              $36,670               $89,708              $27,411                $20,425
    Class B                       $200,270             $547,812              $748,082             $713,596               $722,988
    Class C                        $21,792              $30,052               $51,844               $9,919                 $2,911
    Class T                           $195                 $483                  $678               $1,174                   $254
Large Company Stock Fund
    Class A                         $5,529              $36,957               $42,485              $37,202                 $8,324
    Class B                        $60,535             $156,531              $217,066             $305,280               $347,821
    Class C                         $3,903               $7,307               $11,210               $6,753                $10,967
    Class T                           $268                 $827                $1,094                 $983                   $272
Limited Term Income Fund
    Class A                           $646                 $589                $1,235               $1,823                $20,198
    Class B                        $35,515              $35,445               $70,960              $38,247                $51,948
    Class C                           $366                 $930                $1,296                   $0                 $6,536
Midcap Stock Fund
    Class A                         $5,977               $9,261               $15,238              $21,571                $40,041
    Class B                        $56,141              $67,642              $123,783             $101,764               $136,555
    Class C                           $659               $1,981                $2,640               $1,896              $2,321
    Class T                            $41                 $121                  $162               $1,101                $124
Small Cap Value Fund
    Class A                           $149                 $124                  $273               $9,086             $25,072
    Class B                         $2,135               $6,006                $8,141               $8,733             $51,381
    Class C                           $267                 $120                  $387               $2,941              $4,197
    Class T                             $0                   $0                    $0                  $63                $417
Tax Managed Growth Fund
    Class A                        $55,349              $42,289               $97,638              $85,337             $64,797
    Class B                       $241,154             $418,925              $660,079             $720,858            $718,334
    Class C                        $70,634             $323,345              $393,979              $13,663             $20,900
    Class T                         $1,071               $2,558                $3,629               $3,604              $1,082



      The Distributor compensates certain Service Agents for selling Class B or Class C shares of Dreyfus Premier Funds at the time of purchase from its own assets. The proceeds of the CDSC and fees pursuant to the Company's Distribution and Service Plans (as described below), in part, are used to defray these expenses.

      The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

      The Distributor, at its expense, may provide promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from Dreyfus pursuant to the Company's unitary fee structure, which fee is computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian for the investments of each Fund. The custodian has no part in determining the investment policies of a Fund or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the custodian holds the Funds' securities and keeps all necessary accounts and records. For its custody services, the custodian receives a monthly fee from Dreyfus pursuant to the Company's unitary fee structure, which fee is based on the market value of each respective Fund's assets held in custody and receives certain securities transaction charges.

                              PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE RELEVANT FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS," AND "INSTRUCTIONS FOR IRAS."


      S&P 500 INDEX FUND AND DISCIPLINED STOCK FUND ONLY--GENERAL. Shares of these Funds are sold without a sales charge. The Fund reserves the right to reject any purchase order.

      With respect to the S&P 500 Index Fund, the minimum initial investment is $5,000 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs), Education Savings Accounts and 403(b)(7) Plans with only one participant. For all other accounts, the minimum initial investment for shares of the S&P 500 Index Fund is $10,000. Subsequent investments must be at least $1,000 (or at least $100 in the case of persons who have held shares of the S&P 500 Index Fund since September 14, 1995). There is no minimum on subsequent purchases for holders of shares of the S&P 500 Index Fund in an account for a Dreyfus-sponsored Keogh Plan, IRA or 403(b)(7) Plan with only one participant which has been open since September 14, 1995.

      With respect to the Disciplined Stock Fund, the minimum initial investment is $2,500, or $1,000 if you are a client of an Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment for shares of the Disciplined Stock Fund is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases (only after the first year for Education Savings Accounts). For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a Fund advised by the Manager, including members of the Company's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically allocated to the Fund.

      The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      Shares of the Disciplined Stock Fund also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

      Management understands that some Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Agent in this regard.

      Shares of these Funds are sold on a continuous basis at the NAV per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. NAV per share is determined as of the close of trading on the floor of the NYSE (usually 4:00 p.m., Eastern time), on days the NYSE is open for regular business. For purposes of determining NAV, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of Fund shares outstanding. For information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

      If an order is received in proper form by the Transfer Agent or other authorized entity to receive orders on behalf of a Fund by the close of trading on the floor of the NYSE on a business day, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided under "Purchases Through a Selected Dealer" below.

      BOND INDEX FUND ONLY - GENERAL. The Bond Index Fund offers Investor shares and BASIC shares. (Investor shares and BASIC shares of the Fund were formerly called Institutional shares and Retail shares, respectively.) Investor shares and BASIC shares are identical, except as to the services offered to, the expenses borne by, and the minimum purchase and account balance maintenance requirements of, each Class. Investor shares and BASIC shares are offered to any investor. You should consult your Agent to determine which Class of shares is offered by the Agent. You may be charged a fee if you effect transactions in Bond Index Fund shares through an Agent. Unless the Fund is otherwise instructed, new purchases by existing shareholders will be in the same Class of shares that the shareholder then holds. The Fund reserves the right to reject any purchase order.

      With respect to the Bond Index Fund, the minimum initial investment for BASIC shares is $10,000. The minimum initial investment for Investor shares is $2,500, or $1,000 if you are a client of an Agent which maintains an omnibus account in the Investor shares Class of the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments for BASIC shares must be at least $1,000 (or at least $100 in the case of persons who have held BASIC shares since August 14, 1997) and for Investor shares must be at least $100. However, the minimum initial investment for BASIC shares with respect to Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), and 403(b)(7) Plans with only one participant is $5,000; subsequent investments for BASIC shares with respect to such accounts must be at least $1,000 (with no minimum on subsequent purchases by holders of BASIC shares in such accounts open since August 14,
1997). However, the minimum initial investment for Investor shares is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases (only after the first year for Education Savings Accounts). The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment for Investor shares is $50. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      Investor shares of the Fund also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

      Management understands that some Agents may impose certain conditions on their clients which are different from those described in the Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Agent in this regard.

      BASIC shares and Investor shares of the Bond Index Fund are sold on a continuous basis at the NAV per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. NAV per share is determined as of the close of trading on the floor of the NYSE (usually 4:00 p.m., Eastern time), on days the NYSE is open for regular business. For purposes of determining NAV, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of Fund shares of such Class outstanding. For information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

      If an order is received in proper form by the Transfer Agent or other authorized entity to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE on a business day, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the NAV determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided under "Purchases Through a Selected Dealer" below.

      DREYFUS PREMIER FUNDS ONLY--GENERAL. Each Dreyfus Premier Fund offers Class A, Class B, Class C, Class R (except, Tax Managed Growth Fund) and
Class T (except, Limited Term Income Fund) shares. Class A shares, Class B shares, Class C shares and Class T shares of the Dreyfus Premier Funds may be purchased only by clients of Agents, except that full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.

      Class R shares are offered primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of a Fund distributed to them by virtue of such an account or relationship. In addition, holders of Restricted shares of the Balanced Fund and Limited Term Income Fund and of the Midcap Stock Fund who have held their shares since April 4, 1994 and January 15, 1998, respectively, and only holders of Restricted shares of the Large Company Growth Fund, may continue to purchase Class R shares of that Fund whether or not they would otherwise be eligible to do so. Class R shares may be purchased for a retirement plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such a plan. Institutions effecting transactions in Class R shares of the accounts of their clients may charge their clients direct fees in connection with such transactions.

      When purchasing shares of a Dreyfus Premier Fund, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares or the accumulated distribution fee, service fee and initial sales charge on Class T shares, purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares and Class T shares, respectively. You may also want to consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee, and initial sales charge on Class T shares would be less than the accumulated distribution fee and higher initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential could be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares and the accumulated distribution fee, service fee and initial sales charge on Class T shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A and Class T shares will not be appropriate for investors who invest less than $50,000 (less than $100,000 in the case of the Limited Tem Income Fund) in the Fund's shares. The Company reserves the right to reject any purchase order.

      Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Agent in this regard.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working souse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases (only after the first year for Education Savings Accounts). The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to government-sponsored programs or to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed annually to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Shares of each Dreyfus Premier Fund also may be purchased through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan described under "Shareholder Services."
These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals.
You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

      Shares of each Dreyfus Premier Fund are sold on a continuous basis.
NAV per share is determined as of the close of trading on the floor of the NYSE (usually 4:00 p.m., Eastern time), on days the NYSE is open for regular business. For purposes of determining NAV, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the NYSE. NAV per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the NYSE (usually 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the closing of trading on the floor or the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided under "Purchases Through a Selected Dealer" below.

      DREYFUS PREMIER FUNDS--CLASS A SHARES. The public offering price for Class A shares is the NAV per share of that Class plus (except for the Limited Term Income Fund, and shareholders beneficially owning Class A shares of the Balanced Fund on November 30, 1996, or Investor shares of the Large Company Stock Fund or Midcap Stock Fund on January 15, 1998) a sales load as shown below:

 Total Sales Load - Class A of
  each Dreyfus Premier Fund,
except Limited Term Income Fund
                                  As a % of       Dealers'
                                  offering    Reallowance as a
                                  price per     % of offering
AMOUNT OF TRANSACTION               share           price
---------------------

Less than $50,000                     5.75          5.00
$50,000 to less than $100,000         4.50          3.75
$100,000 to less than $250,000        3.50          2.75
$250,000 to less than $500,000        2.50          2.25
$500,000 to less than                 2.00          1.75
$1,000,000
$1,000,000 or more                   -0-           -0-

      For shareholders who opened Balanced Fund accounts after December 19, 1994, and who beneficially owned Class A shares of the Balanced Fund on November 30, 1996, the public offering price for Class A shares of the Balanced Fund is the NAV per share of that Class plus a sales load as shown below:

                                  As a % of       Dealers'
                                  offering    Reallowance as a
                                  price per     % of offering
AMOUNT OF TRANSACTION               share           price
---------------------

Less than $50,000                     4.50          4.25
$50,000 to less than $100,000         4.00          3.75
$100,000 to less than $250,000        3.00          2.75
$250,000 to less than $500,000        2.50          2.25
$500,000 to less than                 2.00          1.75
$1,000,000
$1,000,000 or more                   -0-           -0-

      Holders of Class A accounts of the Balanced Fund as of December 19, 1994 and holders of Investor shares of the Large Company Stock Fund and Midcap Stock Fund as of January 15, 1998 may continue to purchase Class A shares of such Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load. Omnibus accounts will be eligible to purchase Class A shares of the Large Company Stock Fund and Midcap Stock Fund without a front-end sales load only on behalf of their customers who held Investor shares of the respective Fund through such omnibus account on January 15, 1998.

      The public offering price of Class A shares of the Limited Term Income Fund is the NAV per share of that Class plus (except for shareholders beneficially owning Class A shares of the Fund on December 19, 1994) a sales load as shown below:

 Total Sales Load - Class A of
 Limited Term Income Fund only
                                  As a % of       Dealers'
                                  offering    Reallowance as a
                                  price per     % of offering
AMOUNT OF TRANSACTION               share           price
---------------------

Less than $100,000                    3.00          2.75
$100,000 to less than $250,000        2.75          2.50
$250,000 to less than $500,000        2.25          2.00
$500,000 to less than                 2.00          1.75
$1,000,000

      Holders of Class A accounts of the Limited Term Income Fund as of December 19, 1994 may continue to purchase Class A shares of such Fund at NAV. However, investments by such holders in other funds advised by Dreyfus will be subject to any applicable front-end sales load.

      There is no initial sales charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a CDSC of 1% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares
- Contingent Deferred Sales Charge - Class B Shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

      The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided, that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

      Set forth below is an example of the method of computing the offering price of the indicated Fund's Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the NAV of the Fund's Class A shares on October 31, 2002:

                                                          Tax
                                Large             Small   Managed
                                Company  Midcap   Cap      Growth
                       Balanced Stock    Stock    Value   ---------
                         Fund     Fund     Fund    Fund     Fund

NAV Per Share           $10.73   $15.90   $13.16   $12.32  $13.51

Per Share Sales
Charge - Class A-
5.75%* of offering
price (6.10% of NAV
per share)                $.65     $.97     $.80     $.75    $.82

Per Share Offering
Price to the Public     $11.38   $16.87   $13.96   $13.07  $14.33
                         =====    =====    =====    =====   =====
-----------------
* Class A shares of the Balanced Fund purchased by shareholders beneficially owning Class A shares of the Fund on November 30, 1996, but who opened their accounts after December 19, 1994, are subject to a different sales load schedule as described above.

                       Limited
                       Term
                       Income
                          Fund

NAV Per Share           $11.44

Per Share Sales
Charge - Class A-
3.00% of offering
price
(3.10% of NAV per
share)                    $.35

Per Share Offering
Price to the Public     $11.79

      Full-time employees of member firms of the NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

      Class A shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.

      Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

      DREYFUS PREMIER FUNDS--CLASS B SHARES. The public offering price for Class B shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Dreyfus Premier Fund's Prospectus and in this Statement of Additional Information under "Redemption of Shares--Contingent Deferred Sales Charge--Class B Shares."

      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      DREYFUS PREMIER FUNDS--CLASS C SHARES. The public offering price for Class C shares is the NAV per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Redemption of Shares--Contingent Deferred Sales Charge--Class C Shares."

      DREYFUS PREMIER FUNDS--CLASS R SHARES. (Not offered by the Tax Managed Growth Fund) The public offering price for Class R shares is the NAV per share of that Class.

      DREYFUS PREMIER FUNDS--CLASS T SHARES. (Not offered by the Limited Term Income Fund) The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:

  Total Sales Load - Class T

                                 As a % of        Dealers'
                                 offering        Reallowance
                                   price          as a % of
AMOUNT OF TRANSACTION            per share     offering price
---------------------

Less than $50,000                    4.50          4.00
$50,000 to less than $100,000        4.00          3.50
$100,000 to less than $250,000       3.00          2.50
$250,000 to less than $500,000       2.00          1.75
$500,000 to less than                1.50          1.25
$1,000,000
$1,000,000 or more                  -0-           -0-

      A CDSC of 1% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Agents an amount up to 1% of the NAV of Class T shares purchased by their clients that are subject to a CDSC. The terms contained below under "Redemption of Shares - Contingent Deferred Sales Charge - Class B shares" (other than the amount of the CDSC and time periods) and "Redemption of Shares - Waiver of CDSC" are applicable to the Class T shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class T shares. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in the Fund (assuming ineligibility to purchase Class R shares) generally will find it beneficial to purchase Class A shares rather than Class T shares.

      The scale of sales loads applies to purchases of Class T shares made by any "purchaser," as defined above under "Class A Shares."

      Set forth below is an example of the method of computing the offering price of the indicated Fund's Class T shares. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the NAV of the Fund's Class T shares on October 31, 2002:

                                Large            Small
                                Company  Midcap  Cap      Tax
                       Balanced Stock    Stock   Value    Managed
                         Fund     Fund    Fund     Fund    Fund

NAV Per Share           $10.72   $15.77   $13.05  $12.25   $13.36

Per Share Sales
Charge - Class T-
4.50% of offering
price
(4.70% of NAV per
share)                    $.50     $.74     $.61    $.58     $.63

Per Share Offering
Price to the Public     $11.22   $16.51   $13.66  $12.83   $13.99
                         =====    =====    =====   =====    =====



      Class T shares may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by the Manager or its affiliates. The purchase of Class T shares of the Fund must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a contingent deferred sales charge.

      Class T shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan (a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, certain funds advised by Founders, or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.

      DREYFUS PREMIER FUNDS--DEALERS' REALLOWANCE--CLASS A AND CLASS T Shares. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

      DREYFUS PREMIER FUNDS--RIGHT OF ACCUMULATION--CLASS A AND CLASS T Shares. Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by Dreyfus or Founders, which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined above, where the aggregate investment including such purchase, is $50,000 or more ($100,000 or more in the case of the Limited Term Income Fund). If, for example, you previously purchased and still hold Class A or Class T shares of a Dreyfus Premier Fund, or shares of any other Eligible Fund, or combination thereof, with an aggregate current market value of $40,000 ($80,000 in the case of the Limited Term Income Fund) and subsequently purchase Class A or Class T shares of such Fund having a current value of $20,000 ($40,000 in the case of the Limited Term Income Fund), the sales load applicable to the subsequent purchase would be reduced to 4.50% (2.75% in the case of the Limited Term Income Fund) of the offering price in the case of Class A shares or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

      To qualify at the time of purchase, you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

      PURCHASES THROUGH A SELECTED DEALER. (All Funds) Orders for the purchase of Fund shares received by certain Agents ("Selected Dealers") by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee by the close of its business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      DREYFUS TELETRANSFER PRIVILEGE. (All Funds) You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business will be credited to the shareholder's Fund account on the next bank regular business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares--Dreyfus TELETRANSFER Privilege." A Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

      REOPENING AN ACCOUNT. (All Funds) You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. (All Funds) If the following conditions are satisfied, a Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, please call the Fund at the appropriate telephone number, as listed on page B-2 of this Statement of Additional Information.

      TAXPAYER ID NUMBER. (All Funds) Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service ("IRS").

      SHARE CERTIFICATES. (All Funds) Share certificates are issued upon written request only. No certificates are issued for fractional shares.

                        DISTRIBUTION AND SERVICE PLANS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE RELEVANT FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT."

      Class A, Class B, Class C and Class T shares of each Dreyfus Premier Fund, Investor shares of the Bond Index Fund and shares of the Disciplined Stock Fund are subject to annual fees for distribution and shareholder services.

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN. (Class A shares of the Dreyfus Premier Funds, Investor shares of the Bond Index Fund and shares of the Disciplined Stock Fund only) The Company has adopted a distribution plan pursuant to the Rule with respect to the Class A shares of each Dreyfus Premier Fund (the "Class A Plan"), whereby Class A shares of the Fund may spend annually up to 0.25% of the average of its net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Company has adopted a distribution plan pursuant to the Rule with respect to Investor shares of the Bond Index Fund and shares of the Disciplined Stock Fund (together with the Class A Plan, each, a "Distribution Plan"), whereby the respective Fund may pay Mellon Bank and its affiliates (including but not limited to Dreyfus and the Distributor) for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of such shares at an annual rate of 0.25% of the Bond Index Fund's average daily net assets attributable to its Investor shares and 0.10% of the Disciplined Stock Fund's average daily net assets. Each Distribution Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own shares of the Fund subject to the Distribution Plan. The Board of Directors believes that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and the holders of the relevant Class of Fund shares.

      Each Distribution Plan provides that a report of the amounts expended under such Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review at least quarterly. In addition, each Distribution Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to such Plan without the approval of the holders of the relevant Class of shares, and that other material amendments of the Distribution Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor and who do not have any direct or indirect financial interest in the operation of the Distribution Plan, cast in person at a meeting called for the purpose of considering such amendments. Each Distribution Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Distribution Plan, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. Each Distribution Plan is terminable, as to the relevant Fund's shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Distribution Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

      DISTRIBUTION AND SERVICE PLANS. (Class B, Class C and Class T Shares of the Dreyfus Premier Funds only) In addition to the above described current Class A Plan for Class A shares, the Board of Directors has adopted a Service Plan (the "Service Plan") under the Rule for Class B, Class C and Class T shares, pursuant to which each Dreyfus Premier Fund pays the Distributor a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B, Class C and Class T shares for the provision of certain services to the holders of Class B, Class C and Class T shares, respectively. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B, Class C and Class T shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made. The Board of Directors has also adopted a distribution plan pursuant to the Rule with respect to Class B and Class C shares (the "Class B and Class C Plan") and a separate distribution plan pursuant to the Rule with respect to Class T shares (the "Class T Plan"). Pursuant to the Class B and Class C Plan, each Dreyfus Premier Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of 0.75% (0.50% in the case of the Limited Term Income
Fund) of the value of the average daily net assets of Class B and Class C shares, respectively. Pursuant to the Class T Plan, each Dreyfus Premier Fund that offers Class T pays the Distributor for distributing the Fund's Class T shares at an annual rate of 0.25% of the value of the average daily net assets of Class T shares. The Distributor may pay one or more Agents in respect of advertising, marketing and other distribution services for Class T shares, and determines the amounts, if any, to be paid to Agents and the basis on which such payments are made. The Board of Directors believes that there is a reasonable likelihood that the Service Plan, the Class B and Class C Plan and the Class T Plan (each a "Plan" and collectively, the "Plans") will benefit the Fund and the holders of Class B, Class C and Class T shares.

      A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B, Class C or Class T shares may bear pursuant to the Plan without the approval of the holders of such Classes and that other material amendments of the Plan must be approved by the Board of Directors and by the Directors who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may be terminated, as to the relevant Fund, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B, Class C or Class T shares, as applicable.

      FEES UNDER THE PLANS. An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. The fees payable under each plan described above are payable without regard to actual expenses incurred. A Fund and the Distributor may suspend or reduce payments under any of the plans at any time, and payments are subject to the continuation of the relevant Fund's plans and the Agreements described above. From time to time, the Agents, the Distributor and the Funds may voluntarily agree to reduce the maximum fees payable under the plans.

      For the fiscal year ended October 31, 2002, the Balanced Fund paid the
Distributor: with respect to Class A shares, $648,255 in distribution fees pursuant to the Class A Plan; with respect to Class B and Class C shares, $1,167,577 and $273,818, respectively, in distribution fees pursuant to the Class B and Class C Plan; with respect to Class T shares, $2,100 in distribution fees pursuant to the Class T Plan; with respect to Class B, Class C and Class T shares, $389,192, $91,273 and $2,100, respectively, in service fees pursuant to the Service Plan.

      For the fiscal year ended October 31, 2002, the Large Company Stock Fund paid the Distributor: with respect to Class A shares, $302,721 in distribution fees pursuant to the Class A Plan; with respect to Class B and Class C shares, $533,149 and $150,243, respectively, in distribution fees pursuant to the Class B and Class C Plan; with respect to Class T shares, $3,169 in distribution fees pursuant to the Class T Plan; and with respect to Class B, Class C and Class T shares, $177,716, $50,081 and $3,169, respectively, in service fees pursuant to the Service Plan.

      For the fiscal year ended October 31, 2002, the Limited Term Income Fund paid the Distributor: with respect to Class A shares, $30,533 in distribution fees pursuant to the Class A Plan; with respect to Class B and Class C shares, $90,370 and $26,163, respectively, in distribution fees pursuant to the Class B and Class C Plan; and with respect to Class B and Class C shares, $45,185 and $13,082, respectively, in service fees pursuant to the Service Plan.

      For the fiscal year ended October 31, 2002, the Midcap Stock Fund paid the Distributor: with respect to Class A shares, $260,435 in distribution fees pursuant to the Class A Plan; with respect to Class B and Class C shares, $334,756 and $81,328, respectively, in distribution fees pursuant to the Class B and Class C Plan; with respect to Class T shares, $796 in distribution fees pursuant to the Class T Plan; and with respect to Class B, Class C and Class T shares, $111,585, $27,109 and $796, respectively, in service fees pursuant to the Service Plan.

      For the fiscal year ended October 31, 2002, the Small Cap Value Fund paid the Distributor: with respect to Class A shares, $17,404 in distribution fees pursuant to the Class A Plan; with respect to Class B and Class C shares, $93,259 and $29,698, respectively, in distribution fees pursuant to the Class B and Class C Plan; with respect to Class T shares, $375 in distribution fees pursuant to the Class T Plan; and with respect to Class B, Class C and Class T shares, $31,086, $9,899 and $375, respectively, in service fees pursuant to the Service Plan.

      For the fiscal year ended October 31, 2002, the Tax Managed Growth Fund paid the Distributor: with respect to Class A shares, $187,953 in distribution fees pursuant to the Class A Plan; with respect to Class B and Class C shares, $1,333,519 and $486,125, respectively, in distribution fees pursuant to the Class B and Class C Plan; with respect to Class T shares, $17,269 in distribution fees pursuant to the Class T Plan; and with respect to Class B, Class C and Class T shares, $444,506, $162,042 and $17,269, respectively, in service fees pursuant to the Service Plan.

      For the fiscal year ended October 31, 2002, the Bond Index Fund paid Mellon Bank and the Distributor with respect to Investor shares, $201,477 in fees pursuant to the Distribution Plan.

      For the fiscal year ended October 31, 2002, the Disciplined Stock Fund paid Mellon Bank and the Distributor $2,098,924 in fees pursuant to the Distribution Plan.

                             REDEMPTION OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE RELEVANT FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES," "SERVICES FOR FUND INVESTORS," "INSTRUCTIONS FOR REGULAR ACCOUNTS" AND "INSTRUCTIONS FOR IRAS."

      GENERAL. (All Funds) Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check, by Dreyfus TELETRANSFER Privilege or through Dreyfus-AUTOMATIC Asset Builder(R), and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TELETRANSFER purchase or the Dreyfus-AUTOMATIC Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      If you hold shares of more than one Class of a Dreyfus Premier Fund or the Bond Index Fund, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Funds impose no charges (other than any applicable CDSC with respect to the Dreyfus Premier Funds) when shares are redeemed. Agents may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

      PROCEDURES. (All Funds) You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege, which is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling the Fund at the appropriate telephone number, as listed on page B-2 of this Statement of Additional Information. You also may redeem shares through the Wire Redemption Privilege or the Dreyfus TELETRANSFER Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you are a client of a Selected Dealer, you can also redeem Fund shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders.
No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Wire Redemption, Telephone Redemption or Dreyfus TELETRANSFER Privilege.

      The Telephone Redemption Privilege, the Wire Redemption Privilege, Dreyfus TELETRANSFER Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone or online instructions (including the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone or online instructions reasonably believed to be genuine.

      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone or online to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone or online redemption had been used. During the delay, the Fund's NAV may fluctuate.

      REDEMPTION THROUGH A SELECTED DEALER. (All Funds) Customers of Selected Dealers may make redemption requests to their Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of Fund shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., Eastern time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the Fund shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      TELEPHONE REDEMPTION PRIVILEGE. (All Funds) You may request by telephone that redemption proceeds (maximum $250,000 per day) be paid by check and mailed to your address.

      WIRE REDEMPTION PRIVILEGE. (All Funds) By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you (or a representative of your Agent for a Dreyfus Premier Fund) and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      DREYFUS TELETRANSFER PRIVILEGE. (All Funds) You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "Purchase of Shares--Dreyfus TELETRANSFER Privilege."

      STOCK CERTIFICATES; SIGNATURES. (All Funds) Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion
Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call the Fund at the appropriate telephone number, as listed on page B-2 of this Statement of Additional Information.

      REDEMPTION COMMITMENT. (All Funds) The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

      SUSPENSION OF REDEMPTIONS. (All Funds) The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

      CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. (Dreyfus Premier Funds only) A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the NAV of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.

      If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amounts of payments for the purchase of Class B shares made during the preceding six years (five years in the case of the Limited Term Income Fund); and finally, of amounts representing the cost of shares held for the longest period.

      For example, assume an investor purchased 100 shares of a Dreyfus Premier Fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represented appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (3% in the case of the Limited Term Income Fund) (the applicable rate in the second year after purchase) for a total CDSC of $9.60 ($7.20 in the case of the Limited Term Income Fund).

      CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. (Dreyfus Premier Funds only) A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above.

      WAIVER OF CDSC. (Dreyfus Premier Funds only) The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder,
(b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

      REINVESTMENT PRIVILEGE. (Dreyfus Premier Funds only) Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

                             SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE RELEVANT FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES" AND "SERVICES FOR FUND INVESTORS."

      FUND EXCHANGES. (All Funds) You may purchase, in exchange for shares of a Fund (other than a Dreyfus Premier Fund), shares of certain other funds managed or administered by Dreyfus or shares of certain funds advised by Founders, to the extent such shares are offered for sale in your state of residence. You may purchase, in exchange for shares of a Dreyfus Premier Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence.

      Shares of other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows: (a) exchanges for shares of funds offered without a sales load will be made without a sales load in shares of other funds offered without a sales load; (b) shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load; (d) shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds may be exchanged without a sales load for shares of other funds sold with a sales load; and (e) shares of funds subject to a CDSC exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item (d) above, you or your Agent acting on your behalf, must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

      Dreyfus Premier Fund shares subject to a CDSC also may be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by Dreyfus. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "Redemption of Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Sweep and the Automatic Withdrawal Plan.

      To request an exchange, you or your Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you or a representative of your Agent and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

      Exchanges of Fund shares held by a Retirement Plan, including Class R shares of a Dreyfus Premier Fund held by a Retirement Plan, may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. (All Funds) Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, or shares of another fund of which you are a shareholder as described above under "Fund Exchanges." This Privilege is available only for existing accounts. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. With respect to Fund shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561 or visiting the Dreyfus.com website. The Company reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(R). (All Funds) Dreyfus-AUTOMATIC Asset Builder(R) permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-AUTOMATIC Asset Builder account, you must file an authorization form with the Transfer
Agent. You may obtain the necessary authorization form by calling the Fund at the appropriate telephone number, as listed on page B-2 of this Statement of Additional Information. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to the Fund and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. (All Funds) Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans' military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect. You should consider whether Direct Deposit of your entire payment into a fund with fluctuating NAV, such as the Funds, may be appropriate for you. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling the Fund at the appropriate telephone number, as listed on page B-2 of this Statement of Additional Information. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Company may terminate your participation upon 30 days' notice to you.

      DREYFUS PAYROLL SAVINGS PLAN. (All Funds) Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to the Fund. You may obtain the necessary authorization form by calling the Fund at the appropriate telephone number, as listed on page B-2 of this Statement of Additional Information. You may change the amount of purchase or cancel the authorization only by written notification to your employer. The Company may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for this Privilege. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

      DREYFUS STEP PROGRAM. (Disciplined Stock Fund, Investor shares of the Bond Index Fund and holders of Class A shares of the Dreyfus Premier Funds currently enrolled in the Program only) Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing participation in Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Company may modify or terminate this Program at any time. If you wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan, you may do so only for IRAs, SEP-IRAs and rollover IRAs.

      DREYFUS DIVIDEND OPTIONS. (All Funds) Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund (other than a Dreyfus Premier Fund) in shares of another fund in the Dreyfus Family of Funds or shares of a fund advised by Founders or, with respect to dividends or dividends and distributions from a Dreyfus Premier Fund, in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative NAV per share as follows: (a) dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load;
(b) dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted; (c) dividends and distributions paid by a fund that charges a sales load may be invested without a sales load in shares of other funds sold with a sales load; and (d) dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      For more information concerning these Privileges, or to request a Dividend Options Form, please call the Fund at the appropriate telephone number, as listed on page B-2 of this Statement of Additional Information. You may cancel these Privileges by mailing written notification to the Fund. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Company may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

      AUTOMATIC WITHDRAWAL PLAN. (All Funds) The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling the Fund at the appropriate telephone number, as listed on page B-2 of this Statement of Additional Information. The Automatic Withdrawal Plan may be terminated at any time by you, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      With respect to each Dreyfus Premier Fund, no CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A and Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

      Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

      LETTER OF INTENT--CLASS A AND CLASS T SHARES. (Dreyfus Premier Funds only) By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13 month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

      The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter or Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

      CORPORATE PENSION/PROFIT-SHARING AND RETIREMENT PLANS. (All Funds) The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover
IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

      If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

      You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                   ADDITIONAL INFORMATION ABOUT PURCHASES,
                          EXCHANGES AND REDEMPTIONS

      Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to non-IRA plan accounts.

                       DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE RELEVANT FUND'S PROSPECTUS ENTITLED "ACCOUNT Policies."

      VALUATION OF PORTFOLIO SECURITIES. Each Fund's equity securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available. Where market quotations are not readily available, the Fund's equity investments are valued based on fair value as determined in good faith by the Board.
Debt securities (excluding short-term investments) are valued by an independent pricing service approved by the Board (the "Service").
Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities valued by the Service are carried as fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by Dreyfus (or the Sub-Adviser if applicable). Forward currency contracts will be valued at the current cost of offsetting the contract. If a Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution and Service Plans, if applicable, are accrued daily and taken into account for the purpose of determining the NAV of the relevant Fund's shares.

      Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by the Service or are determined by the Company not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the Company to have changed the value of the security), are valued at fair value as determined in good faith based on procedures approved by the Company's Board of Directors. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Directors believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

      NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE RELEVANT FUND'S PROSPECTUS ENTITLED "DISTRIBUTIONS AND TAXES."

      GENERAL. Each Fund (other than the Bond Index Fund, Limited Term Income Fund and Tax Managed Growth Fund) ordinarily declares and pays dividends from its net investment income, if any, four times year. The Bond Index Fund and Limited Term Income Fund ordinarily declare daily and pay monthly dividends from their respective net investment income, and the Tax Managed Growth Fund declares and pays annually dividends from its net investment income. Each Fund distributes net realized capital gains and gains from foreign currency transactions, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with of the 1940 Act. All expenses are accrued daily and deducted before declaration of dividends to investors. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV. Dividends and other distributions paid by each Class (if applicable) are calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. With respect to the Dreyfus Premier Funds, Class B and Class C shares will receive lower per share dividends than Class T shares, which will in turn receive lower per share dividends than Class A shares, which will in turn receive lower per share dividends than Class R shares, because of the higher expenses borne by the relevant Classes.

      It is expected that each Fund will continue to qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, a Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency. If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment. Each Fund will be subject to a non-deductible 4% excise tax ("Excise Tax"), to the extent it fails to distribute as substantially all of its taxable investment income and capital gains.

      DISTRIBUTIONS. If you elect to receive dividends and other distributions in cash, and your distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that distribution and all future distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Dividends derived from net investment income, together with distributions from net realized short-term capital gains net realized gains from certain foreign currency transactions and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to those shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether the distributions are received in cash or reinvested in additional Fund shares.

      Dividend distributions paid by a Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net capital gain paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to distributions, if any, paid during the year.

      With respect to the Dreyfus Premier Funds, the Code provides for the "carryover" of some or all of the sales load imposed on Class A and Class T shares if a shareholder redeems those shares or exchanges them for shares of another fund advised or administered by Dreyfus, within 90 days of purchase, and (1) in the case of a redemption, the shareholder acquires other fund Class A or Class T shares through exercise of the Reinvestment Privilege (2) or, in the case of an exchange, the other fund reduces or eliminates its otherwise applicable sales load. In these cases, the amount of the sales load charged on the purchase of the original Class A or Class T shares, up to the amount of the reduction of the sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the tax basis of those shares for purposes of computing gain or loss and instead is added to the tax basis of the acquired shares.

      Dividends and other distributions paid by a Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. The administrator, trustee or custodian of a qualified retirement plan will be responsible for reporting distributions from the plan to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the distribution paid directly from the plan to an retirement plan in a "direct rollover," the distribution is subject to 20% income tax withholding.

      Each Fund must withhold and remit to the U.S. Treasury ("backup withholding") 30% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, payable to an individual or certain other non-corporate shareholder if the shareholder fails to furnish a TIN to the Fund and certify that it is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) the shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income. A TIN is either the Social Security number, IRS individual taxpayer identification number or employer identification number of the record owner of an account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on his or her federal income tax return.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such distribution would be a return on investment in an economic sense, although taxable as discussed above. In addition, if a shareholder sells shares of a Fund held for six months or less and receives any capital gain distributions with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of those distributions.

      Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends paid by a Fund (other than the Bond Index Fund and Limited Term Income Fund), whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax.

      FOREIGN TAXES. Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      PASSIVE FOREIGN INVESTMENT COMPANIES. To the extent described in its Prospectus, a Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that it distributes income to its shareholders.

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken under the election and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFIC(s).

      FOREIGN CURRENCY AND HEDGING TRANSACTIONS. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gains and losses from the disposition of foreign currencies and certain foreign-currency-denominated instruments (including debt instruments and financial forward and futures contracts and options) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the disposition of certain market discount bonds and from engaging in "conversion transactions" that would otherwise be treated as capital gain may be treated as ordinary income. "Conversion transactions" are defined to include certain option and straddle investments.

      Under Section 1256 of the Code, any gain or loss realized by a Fund on the exercise or lapse of, or closing transactions respecting, certain options, futures and forward contracts ("Section 1256 Contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. In addition, any Section 1256 Contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the same manner.

      Offsetting positions held by a Fund involving certain options, futures or forward contracts may constitute "straddles", which are defined to include "offsetting positions" in actively traded personal property. Under Section 1092 of the Code, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting positions(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under
Section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections (including an election as to straddles that include a position in one or more Section 1256 Contracts (so-called "mixed straddles')), the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

      If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Investment by a Fund in securities issued or acquired at a discount (for example, zero coupon securities) could, under special tax rules, affect the amount and timing of distributions to shareholders by using the Fund to recognize income prior to the receipt of cash payments. For example, the Fund would be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and could need to distribute that income to satisfy the Distribution Requirement and avoid the Excise Tax. In that case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to satisfy these requirements.

      STATE AND LOCAL TAXES. Depending upon the extent of its activities in states and localities in which it is deemed to be conducting business, a Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

      FOREIGN SHAREHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. Dividends distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate). Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 30% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

      FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                            PORTFOLIO TRANSACTIONS

      GENERAL. (All Funds) Certain of the Funds are managed by dual employees of Dreyfus and an affiliated entity in the Mellon organization. Specifically, the Bond Index Fund and Limited Term Income Fund are managed by dual employees of Dreyfus and Mellon Bond Associates LLC; the S&P 500 Index Fund, Midcap Stock Fund and Small Cap Value Fund are managed by dual employees of Dreyfus and Mellon Equity Associates LLC; and the Disciplined Stock Fund and Large Company Stock Fund are managed by dual employees of Dreyfus and Mellon Bank. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entities. While the policies and procedures of the affiliated entities are different than those of Dreyfus, they are based on the same principles, and are substantially similar.

      Dreyfus assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, Dreyfus evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of all relevant criteria, including: the actual price to be paid for the shares; the broker's knowledge of the market for the particular stock; the broker's reliability; the broker's integrity or ability to maintain confidentiality; the broker's research capability; commission rates; the broker's ability to ensure that the shares will be delivered on settlement date; the broker's ability to handle specific orders of various size and complexity; the broker's financial condition; the broker's willingness to commit capital; and the sale by the broker of funds managed by Dreyfus (or the Sub-Adviser, if applicable). At various times and for various reasons, certain factors will be more important than others in determining which broker to use.

      Dreyfus (including its affiliated entities referred to above) has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In the case of debt securities, the pro rata allocation is based on the accounts' asset sizes. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).

      Dreyfus (or the Sub-Adviser, if applicable) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, Dreyfus (or the Sub-Adviser, if applicable) may arrange to have the purchase and sale transaction effected directly between its accounts ("cross transactions"). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act.

      For the fiscal years ended October 31, 2000, 2001 and 2002, the amounts paid by the indicated Funds for brokerage commissions, gross spreads and concessions on principal transactions (none of which was paid directly to Dreyfus or the Distributor), were as follows:


Name of Fund            Brokerage Commissions Paid         Brokerage Commissions
-------------------  ---------------------------------  -----------------------------
                        2000         2001     2002        2000      2001      2002
                        ----         ----     ----        ----      ----      ----

Balanced Fund        $ 759,933  $1,175,167 $1,203,300      -0-       -0-    $108,328

Large Company        $ 221,874  $  455,346 $  349,890    $  13,024 $  26,158   -0-
Stock Fund
Limited Term            -0-        -0-        -0-          -0-       -0-       -0-
Income Fund
Midcap Stock Fund    $ 402,572  $  396,369  $ 496,646      -0-     $  22,040   -0-

Small Cap Value      $  18,796  $   56,968  $ 125,374      -0-        -0-    $ 1,983
Fund
Tax Managed          $  51,275  $   36,927  $  80,996    $  14,352    -0-      -0-
Growth Fund
Disciplined Stock    $3,360,803 $4,109,296  $3,374,184   $226,389  $263,037    -0-
Fund
S&P 500 Index Fund   $   66,787 $   83,009  $   39,817     -0-       -0-      -0-

Bond Index Fund         -0-        -0-        -0-          -0-       -0-      -0-

      The brokerage commissions for certain Funds fluctuated significantly from year-to-year because of increased market volatility and increased cash flows into and out of such Funds.

      The Company contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through Dreyfus or its affiliates. The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Dreyfus or its affiliates are reasonable and fair.

      During the fiscal years ended October 31, 2000, 2001 and 2002, Tax Managed Growth Fund paid an affiliate of Dreyfus brokerage commissions of $9,740, $5,760 and $852, respectively. During such years, this amounted to approximately 19%, 16% and 1%, respectively, of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 24%, 19% and 3%, respectively, of the aggregate dollar amount of transactions for which the Fund paid brokerage commissions.

      During the fiscal years ended October 31, 2000, 2001 and 2002, Balanced Fund paid an affiliate of Dreyfus brokerage commissions of $0, $0 and $480, respectively. During such years, this amounted to approximately 0%, in each year of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 0% in each year of the aggregate dollar amount of transactions for which the Fund paid brokerage commissions.

      During the fiscal years ended October 31, 2000, 2001 and 2002, Large Company Stock Fund paid an affiliate of Dreyfus brokerage commissions of $0, $2,992 and $0, respectively. During such years, this amounted to approximately 0%, 1% and 0% respectively, of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 0%, 2% and 0%, respectively, of the aggregate dollar amount of transactions for which the Fund paid brokerage commissions.

      With respect to S&P 500 Index Fund, Small Cap Value Fund, Disciplined Stock Fund, Limited Term Income Fund, Bond Market Index Fund, and Midcap Stock Fund, there were no brokerage commissions paid to Dreyfus or its affiliates for such Fund's most current fiscal years.

      IPO ALLOCATIONS. (All Funds, except Bond Index Fund and Limited Term Income Fund) Under Dreyfus' (including its affiliated entities referred to above) special trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein "IPOs"), all portfolio managers seeking to participate in an IPO must use reasonable efforts to indicate their interest in the IPO, by account and in writing, to the Equity Trading Desk at least 24 hours prior to the pricing of a deal. Except, as applicable, upon prior written authorization from the Director of Investments or his designee, an indication of interest submitted on behalf of any account must not exceed an amount based on the account's approximate median position size.

      Portfolio managers may specify by account the minimum number of shares deemed to be an adequate allocation. Portfolio managers may not decline any allocation in excess of the minimum number of shares specified on the ground that too few shares are available, and will not receive an allocation of fewer than the minimum number of shares specified. If a portfolio manager does not specify a minimum number of shares deemed to be an adequate allocation, a "default minimum" equal to ten percent of the requested number of shares is assumed. De minimis adjustments may result in larger accounts participating in IPOs to a lesser extent than smaller accounts.

      Based on the indications of interest received by the Equity Trading Desk, the Chief Investment Officer's designee prepares an IPO Allocation Worksheet indicating an appropriate order size for each account, taking into consideration (i) the number of shares requested for each account; (ii) the relative size of each account; (iii) each account's investment objectives, style and portfolio composition, and (iv) any other factors that may lawfully be considered in allocating IPO shares among accounts.

      If there are insufficient securities to satisfy all orders as reflected on the IPO Allocation Worksheet, Dreyfus' allocation generally will be distributed among participating accounts pro rata on the basis of each account's order. Allocations may deviate from a strict pro rata allocation if the Chief Investment Officer or his designee (or Trading Room, if applicable) determines that it is fair and equitable to allocate on other than a pro rata basis.

      SOFT DOLLARS. (All Funds) Subject to the policy of seeking the best combination of price and execution, a Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

      The services and products provided under these arrangements permit Dreyfus to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.

      Some of the research products or services received by Dreyfus (including its affiliated entities referred to above) (or a Sub-Adviser) may have both a research function and a non-research administrative function (a "mixed use"). If Dreyfus (or a Sub-Adviser) determines that any research product or service has a mixed use, Dreyfus (or a Sub-Adviser) will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that Dreyfus (or a Sub-Adviser) determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by Dreyfus (or a Sub-Adviser) in hard dollars. Any such allocation may create a conflict of interest for Dreyfus (or a Sub-Adviser).

      For those Funds managed by dual employees of Dreyfus and an affiliated entity in the Mellon organization, the affiliated entity effects trades for the Fund. Because those Funds may benefit from the research products and services the affiliated entity receives from brokers, commissions generated by those Funds may be used to help pay for research products and services used by the affiliated entity.

      Dreyfus (including its affiliated entities referred to above) generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind Dreyfus to compensate the selected brokerage firm for research provided. Dreyfus endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research Dreyfus believes is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

      Dreyfus (including its affiliated entities referred to above) may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to Dreyfus in providing investment advice to any of the Funds or clients it advises. Likewise, information made available to Dreyfus from brokerage firms effecting securities transactions for a Fund may be utilized on behalf of another Fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Fund or client and the indirect benefits received by that Fund or client.

      For each Fund, the aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

                                                               Commissions and
Name of Fund                               Transaction Amount  Concessions
--------------                             ------------------  ---------------
Disciplined Stock Fund                      $110,259,605        $3,232,596

Balanced Fund                               $135,690,799         $ 195,794

Large Company Stock Fund                     $12,088,296         $ 333,111

Midcap Stock Fund                            $40,199,961          $ 65,827

Small Cap Value Fund                          $  393,918          $  1,075

Tax Managed Growth Fund                      $10,220,660          $ 17,304

      REGULAR BROKER-DEALERS.  A Fund may execute transactions with one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year
(i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended
October 31, 2002, the issuer of the securities and the aggregate value per issuer, as of October 31, 2002, of such securities:
                                                                     Aggregate
                                                                     Value
Fund                      Name of Regular Broker Dealer              Per Issuer
----                      -----------------------------              ----------


S&P 500 STOCK INDEX FUND  Bear, Stearns & Co. Inc.                   $803,000
------------------------
                          Goldman, Sachs & Co.                       $31,142,000
                          J.P. Morgan Chase Bank                     $5,494,000
                          CitiCorp Securities Services, Inc.         $24,828,000
                          Lehman Brothers Inc.                       $1,721,000
                          Merrill Lynch, Pierce, Fenner & Smith      $4,357,000
                          Inc.
                          Morgan Stanley Dean Witter & Co.           $5,663,000

BOND MARKET INDEX FUND    J.P. Morgan Chase Bank                     $826,000
----------------------
                          Bear, Stearns & Co. Inc.                   $382,000
                          Morgan Stanley Dean Witter & Co.           $515,000
                          Salomon Smith Barney Inc.                  $352,000
                          Credit Suisse First Boston Corporation     $313,000
                          Goldman, Sachs & Co.                       $5,687,000
                          Lehman Brothers Inc.                       $217,000
                          Merrill Lynch, Pierce, Fenner & Smith      $171,000
                          Inc.


Disciplined Stock Fund    Bear, Stearns & Co. Inc.                   $5,871,000
----------------------    Citicorp Securities Services, Inc.         $36,424,000
                          Morgan Stanley Dean Witter & Co.           $3,848,000
                          Goldman, Sachs & Co.                       $23,600,000
                          Lehman Brothers Inc.                       $7,991,000

Premier Balanced Fund     Goldman, Sachs & Co.                       $1,453,000
---------------------     J.P. Morgan Chase Bank                     $1,091,000
                          Morgan Stanley Dean Witter & Co.           $11,288,000
                          Bear, Stearns & Co. Inc.                   $887,000
                          Lehman Brothers, Inc.                      $701,000

Large Company Stock Fund  Bear, Stearns & Co. Inc.                   $665,000
------------------------  Lehman Brothers Inc.                       $909,000
                          Morgan Stanely Dean Witter & Co.           $436,000
                          Goldman, Sachs & Co.                       $3,023,000

Limited Term Income Fund  Goldman, Sachs & Co.                       $20,734,000
------------------------  Merrill Lynch, Pierce, Fenner & Smith      $262,000
                          Inc.
                          Credit Suisse First Boston Corporation     $209,000
                          Morgan Stanley Dean Witter & Co.           $163,000
                          JP Morgan Chase Bank                       $339,000
                          Bear, Stearns & Co., Inc.                  $247,000
                          Citicorp Securities Services, Inc.         $567,000

Premier Midcap Stock Fund Bear, Stearns & Co. Inc.                   $1,972,000
------------------------- Goldman, Sachs & Co.                       $5,830,000

Tax Managed Growth Fund   Citicorp Securities Services, Inc.         $9,361,000
-----------------------   JP Morgan Chase Bank                       $3,683,000
                          Merrill Lynch, Pierce, Fenner & Smith      $2,277,000
                          Inc.


      PORTFOLIO TURNOVER. None of the Funds purchases securities on the basis of short-term trading profits. The Tax Managed Growth Fund uses a tax managed investment approach designed to minimize realized capital gains and taxable investment income and, as a result, it anticipates its annual portfolio turnover rate generally will not exceed 15% and will exceed 25% only in the event of extraordinary market conditions. Each other Fund's portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a higher rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to the Fund's shareholders, are taxable to them as ordinary income. Nevertheless, securities transactions for the Funds will be based only upon investment considerations and will not be limited by any other considerations when Dreyfus (or the Sub-Adviser if applicable) deems it appropriate to make changes in the Fund's assets. The portfolio turnover rate for a Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year.

                           PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN EACH RELEVANT FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE."

      TOTAL RETURN. Average annual total return is calculated by determining the ending redeemable value of an investment purchased at NAV (maximum offering price in the case of Class A or Class T) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. The average annual total return figures calculated in accordance with such formula assume that for Class A or Class T the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase, or for Class B or Class C the maximum applicable CDSC has been paid upon redemption at the end of the period.

      Total return is calculated by subtracting the amount of the Fund's NAV (maximum offering price in the case of Class A or Class T) per share at the beginning of a stated period from the NAV per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the NAV (maximum offering price in the case of Class A or Class T) per share at the beginning of the period. Total return also may be calculated based on the NAV per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A or Class T shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted.

For the indicated period ended October 31, 2002, the returns for each Fund were as follows:

                                   Total
                      Total        Return Since
                      Return Since Inception
                      Inception    Based on
                      Based        Maximum                             Average
                      on NAV       Offering                            Annual
                      (without     Price (with                         Total    Average
                      deduction of deduction of Average    Average     Return   Annual
                      maximum      maximum      Annual     Annual      Ten      Total
                      sales        sales        Total      Total       Years    Return
                      load or      load or      Return     Return               Since
Name of Fund          CDSC)        CDSC)        One Year   Five Years           Inception
----------------     ---------    --------     ----------  ----------  --------  -------


S&P 500 Index Fund     122.69%      N/A          N/A        N/A        N/A          N/A
(1)
Returns before taxes    N/A         N/A         -15.32%     0.49%      N/A         9.21%
Returns after taxes     N/A         N/A         -15.77%    -0.14%      N/A         8.39%
on distributions
Returns after taxes     N/A         N/A          -9.36%     0.18%      N/A         7.39%
on distributions and
sale of fund shares
Bond Index Fund (2)
      BASIC shares      79.24%      N/A           5.95%     7.26%      N/A         6.76%
      (2)
      Investor          81.46%      N/A           5.68%     7.00%      N/A         7.25%
      shares (3)

Disciplined Stock      394.65%      N/A         -14.96%    -0.42%      9.30%        N/A
Fund (4)

Balanced Fund (5)
      Class A (6)       85.35%     74.76%       -17.66%    -1.52%      N/A         6.75%
      Class B (7)       73.10%      N/A         -16.74%    -1.38%      N/A         7.22%
      Class C (7)       71.20%      N/A         -14.18%    -1.08%      N/A         7.07%
      Class R (5)       85.24%      N/A         -12.38%    -0.08%      N/A         6.99%
      Class T (8)      -25.36%    -28.73%       -16.81%     N/A        N/A       -10.01%

Large Company Stock
Fund(9)
      Class A (9)       97.44%     86.09%       -19.90%    -1.47%      N/A         7.91%
      Class B (10)      -9.30%    -11.02%       -19.04%     N/A        N/A        -2.41%
      Class C (10)      -9.30%      N/A         -16.55%     N/A        N/A        -2.02%
      Class R (9)      101.31%      N/A         -14.83%    -0.06%      N/A         8.95%
      Class T (8)      -33.07%    -36.08%       -19.09%     N/A        N/A       -13.01%

Limited Term Income
Fund (11)
      Class A (12)      71.77%     66.68%         1.34%     5.65%      N/A         6.14%
      Class B (13)      66.82%      N/A           1.01%     5.60%      N/A         6.72%
      Class C (13)      62.85%      N/A           3.25%     5.76%      N/A         6.39%
      Class R (11)     114.90%      N/A           4.70%     6.57%      6.44%        N/A

Midcap Stock Fund
(14)
      Class A (15)     138.74%    125.02%        -9.68%     1.27%      N/A         9.93%
      Class B (10)       8.27%      6.55%        -8.63%     N/A        N/A         1.33%
      Class C (10)       8.40%      N/A          -5.84%     N/A        N/A         1.70%
      Class R (14)     144.31%      N/A          -3.89%     2.74%      N/A        10.47%
      Class T (8)       -3.05%     -7.40%        -8.61%     N/A        N/A        -2.36%

Small Cap Value Fund
(16)
      Class A (16)       0.03%     -5.71%        -3.43%     N/A        N/A        -1.27%
      Class B (16)      -3.27%     -5.19%        -2.31%     N/A        N/A        -1.16%
      Class C (16)      -3.27%      N/A           0.61%     N/A        N/A        -0.72%
      Class R (16)       1.19%      N/A           2.64%     N/A        N/A         0.26%
      Class T (17)      19.73%     14.31%        -2.50%     N/A        N/A         5.14%

Tax Managed Growth
      Fund (18)
      Class A (18)
      Returns before     8.17%      1.97%       -16.60%     N/A        N/A         0.39%
      taxes
      Returns after      N/A        N/A         -16.60%     N/A        N/A         0.38%
      taxes on
      distributions
      Returns after      N/A        N/A         -10.20%     N/A        N/A         0.31%
      taxes on
      distributions
      and sale of
      fund shares
      Class B (18)       4.24%      2.24%       -15.65%     N/A        N/A         0.44%
      Class C (18)       4.24%      N/A         -12.96%     N/A        N/A         0.84%
      Class T (18)       6.92%      2.10%       -15.60%     N/A        N/A         0.42%

       -------------------------------------
       (1)    Inception date: September 30, 1993
              (commencement of operations).
       (2)    Inception date: November 30, 1993
              (commencement of operations).
       (3)    Inception date: April 28, 1994 (commencement
              of initial public offering).
       (4)    Inception date: December 31, 1987
              (commencement of operations).
       (5)    Inception date: September 15, 1993
              (commencement of operations).
       (6)    Inception date: April 14, 1994 (commencement
              of initial public offering).
       (7)    Inception date: December 19, 1994
              (commencement of initial public offering).
       (8)    Inception date: August 16, 1999 (commencement
              of initial public offering).
       (9)    Inception date: September 2, 1994
              (commencement of operations)
       (10)   Inception date: January 16, 1998 (commencement
              of initial public offering).
       (11)   Inception date: July 11, 1991 commencement of
              operations).
       (12)   Inception date: April 7, 1994 (commencement of
              initial public offering).
       (13)   Inception date: December 19, 1994
              (commencement of initial public offering).
       (14)   Inception date: November 12, 1993
              (commencement of operations).
       (15)   Inception date: April 6, 1994 (commencement of
              initial public offering).
       (16)   Inception date: April 1, 1998 (commencement of
              operations).
       (17)   Inception date: March 1, 2000 (commencement of
              initial public offering).
       (18)   Inception date: November 4, 1997 (commencement
              of operations).
       *      Assumes conversion of Class B shares to Class
              A shares at the end of the sixth year
              following the date of purchase.

------------------------------------------------------------------------------
      CURRENT YIELD. Current yield is computed pursuant to a formula which operates as follows: the amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

      For the Bond Index Fund and Limited Term Income Fund, the current yield for the 30-day period ended October 31, 2002 was as follows:

Bond Index Fund
      BASIC shares                       4.32%
      Investor shares                    4.06%
Limited Term Income Fund
      Class A                            3.12%
      Class B                            2.72%
      Class C                            2.71%
      Class R                            3.47%

      From time to time, the after-tax returns of each Fund may be advertised or otherwise reported. The formula for computing after-tax returns assumes an initial one-time investment of $1,000 and the deduction of the maximum sales load, if any, and other charges from this initial investment. After-tax returns (including those reflecting Fund distributions an/or redemption of Fund shares) are calculated using the then-current highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions are computed assuming a complete sales of the respective Fund shares at the end of the period and reflect reinvested amounts. The formula assumes that the taxable amount and tax character of each distribution are as specified by the respective Fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations, and ignores the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for tax payers whose adjusted gross income is above a specified amount.

      From time to time, the Company may compare a Fund's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts.

      Comparative performance information may be used form time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Micropal, Morningstar, Inc., Lipper Leader Ratings, S&P 500, S&P 400, the Dow Jones Industrial Average, Russell Midcap Index, Russell 2000 Growth Index, Money Magazine, Wilshire 5000 Index and other indices and industry publications. From time to time, advertising materials for each Fund may include biographical information relating to its portfolio manager, and may refer to or include commentary by the Fund's portfolio manager relating to investment strategy (including "growth" and "value" investing), asset growth, current or past business, political, economic or financial conditions, developments or events (including those relating to or arising from actual or proposed tax legislation) and other matters of general interest to investors. Also, from time to time, advertising materials for each Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of then-current Fund shareholders and may refer to Lipper or Morningstar ratings and related analysis supporting the ratings. In addition, from time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study" or other such studies. From time to time, advertising materials for a Fund may refer to the number of stocks analyzed by Dreyfus or a Sub-Advisor.

                   INFORMATION ABOUT THE COMPANY AND FUNDS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE RELEVANT FUND'S PROSPECTUS ENTITLED "THE FUND."

      GENERAL. The Company has an authorized capitalization of 25 billion shares of $0.001 par value stock.

      Each Fund share has one vote and, when-issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class, except in the case of the Dreyfus Premier Funds, and have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio or, where matters affect different classes of a portfolio differently, by class.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series.
The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Each Fund will send annual and semi-annual financial statements to all its shareholders.

      ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX FUND. "Standard & Poor's(R)," "S&P(R), "S&P 500," and "Standard & Poor's 500(R)," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Company. Standard & Poor's only relationship to the Company is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 which is determined, composed and calculated by Standard & Poor's without regard to the Company or any Fund. Standard & Poor's has no obligation to take the needs of the Company or the owners of the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the S&P 500 Index Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the S&P 500 Index Fund.

      STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE S&P 500 INDEX FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

      HOLDERS OF 5% OR MORE OF FUND SHARES. The following persons are known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of February 3, 2003. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

NAME OF FUND                                   PERCENTAGE OF OWNERSHIP
------------                                   -----------------------
DREYFUS BOND MARKET INDEX FUND:
-------------------------------
Calhoun & Co.                                  21.16% (Investor shares)
C/O Comerica Bank
Attn: Jeff Winters
Retirement Services Dept.
411 W Lafayette Blvd. MC. 3431
Detroit, MI  48226-3120

National Financial Services                    14.79% (Investor shares)
82 Devonshire St
G10G
Boston, MA  02109-3605

Charles Schwab & Co.                           12.55% (Investor shares)
Reinvest Account
101 Montgomery St
San Francisco, CA  94104-4122

Prudential Securities Inc.                     7.96% (Investor shares)
2000 PGA Boulevard
Suite 2104
North Palm Beach, FL 33408-2748

Mac & Co.                                      35.08% (Basic shares)
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

Boston Safe Deposit & Trust Co.                23.73% (Basic shares)
As Agent-Omnibus Account
Dreyfus Retirement Services
AIM #026-0027
135 Santilli Hwy
Everett, MA  02149-1906

Bost & Co.                                     20.56% (Basic shares)
Mellon Private Asset
P.O. Box 534005
Pittsburgh, PA  15253-4005

Charles Schwab & Co.                           6.83% (Basic shares)
Reinvest Account
101 Montgomery St
San Francisco, CA  94104-4122

DREYFUS PREMIER MIDCAP STOCK FUND:
Nationwide Life Insurance                      28.47% (Class A shares)
GPVA
C/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH  43218-2029

Charles Schwab & Co.                           14.25% (Class A shares)
Reinvest Account
101 Montgomery St
San Francisco, CA  94104-4122

Nationwide                                     9.91% (Class A shares)
Nationwide Ins Co. Trust
C/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH  43218-2029

Fiserv Securities Inc.                         24.46% (Class B shares)
FAO 65623892
Attn: Mutual Funds
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

Donaldson Lufkin Jenrette                      9.53% (Class B shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

National Financial Services                    8.88% (Class B shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

MLPF & S For the Sole Benefit                  8.02% (Class B shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

Nationwide Advisory Services Inc.              5.58% (Class B shares)
C/o Portfolio Select-Omnibus
Attn: Cash Control
3435 Stelzer Rd.
Columbus, OH  43219-6004

MLPF & S For the Sole Benefit                  27.96% (Class C shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E .Fl. 3
Jacksonville, Fl  32246-6484

Painewebber For The Benefit Of                 7.32% (Class C shares)
Ubs Painewebber CDN FBO
P.O. Box 3321
Weehawken, NJ  07086-8154

Legg Mason Wood Walker Inc.                    6.89% (Class C shares)
313-00085-13
P.O. Box 1476
Baltimore, MD  21203-1476

Boston Safe Deposit & Trust Co.                43.98% (Class R shares)
As Agent-Omnibus Account
Dreyfus Retirement Services
Aim #026-0027
135 Santilli HWY
Everett, MA  02149-1906

Mcwood & Co.                                   10.96% (Class R shares)
First Citizens Bank And Trust
P.O. Box 29522
Raleigh, NC  27626-0522

Mac & Co.                                      8.92% (Class R shares)
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

National Financial Services                    40.85% (Class T shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

Circle Trust Company Cust.                     26.86% (Class T shares)
Fbo Roof Structures 401K
Profit Sharing Plan
Metro Center
One Station Place
Stamford, CT  06902-6800

First Union National Bank Cust.                6.69% (Class T shares)
For Various Retirement Plans
A/C 9888888836 Nc1151
1525 West WT. Harris Blvd.
Charlotte, NC  28262-8522

DREYFUS DISCIPLINED STOCK FUND:
Boston Safe Deposit & Trust Co.                18.53%
As Agent-Omnibus Account
Dreyfus Retirement Services
Aim #026-0027
135 Santilli HWY
Everett, MA  02149-1906

Fiserv Securities Inc                          10.55%
FAO 65623892
Attn: Mutual Funds
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia. PA  19103-7084

Mac & Co.                                      6.54%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

Bost & Co.                                     5.06%
10111613006
P.O. Box 534005
Pittsburgh, PA  15253-4005

DREYFUS PREMIER LARGE COMPANY:
MLPF & S For the Sole Benefit                  64.55% (Class A shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

FISERV Securities, Inc.                        34.27% (Class B shares)
Fao 14828717
Attn: Mutual Funds
One Commerce Square
2005 Market Street,  Suite 1200
Philadelphia, PA  19103-7084

MLPF & S For the Sole Benefit                  9.95% (Class B shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

National Financial Services                    7.60% (Class B shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

Donaldson Lufkin Jenrette                      7.37% (Class B shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Nationwide Advisory Services Inc.              7.03% (Class B shares)
C/O Portfolio Select-Omnibus
Attn: Cash Control
3435 Stelzer Rd.
Columbus, OH  43219-6004

MLPF & S For the Sole Benefit                  40.19% Class C shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

Salomon Smith Barney                           14.11% (Class C shares)
333 W. 34th St.
New York, NY  10001-2483

Painewebber FBO                                5.50% (Class C shares)
Columbus Jewish Foundation
Attn: Steve Lansky
1175 College Ave.
Columbus, OH  43209-2827

Mac & Co.                                      16.98% (Class R shares)
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

Donaldson Lufkin Jenrette                      7.81% (Class R shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City. NJ  07303-2052

FCC C/o Wachovia Securities                    24.28% (Class T shares)
Bill Davis
10700 North Park Drive
Glen Allen, VA 23060-9243

A.G. Edwards & Sons, Inc.                      15.49% (Class T shares)
1230 Corporate Center Dr.
P.O. Box 329
Oconomowoc, WI 53066-0329

Prudential Securities Inc.                     8.79% (Class T shares)
2000 PGA Boulevard
Suite 2104
North Palm Beach, FL 33408-2748

Salomon Smith Barney                           6.39% (Class T shares)
333 W 34th St.
New York, NY  10001-2483

Wells Fargo Investments LLC                    6.26% (Class T shares)
A/c 8602-8876
608 Second Avenue South 8th Fl.
Minneapolis, MN  55402-1916

RBC Dain Rauscher Corp.                        6.09% (Class T shares)
8048 on Calais Ave.
Suite B
Baton Rouge, LA 70809-0000

Painewebber For The Benefit Of                 5.38% (Class T shares)
Lisa O'Neill
2144 Broad St.
Cranston, RI  02905-3353

J.J.B.Hilliard,W.L.Lyons, Inc.                 5.20% (Class T shares)
501 S.4th Street
Louisville, KY  40202-2520

DREYFUS PREMIER TAX MANAGED GROWTH FUND:
MLPF & S For the Sole Benefit                  20.04% (Class A shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

Donaldson Lufkin Jenrette                      13.02% (Class A shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

National Financial Services                    11.39% (Class A shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

MLPF & S For the Sole Benefit                  27.26% (Class B shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

National Financial Services                    8.85% (Class B shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

Donaldson Lufkin Jenrette                      7.29% (Class B shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

MLPF & S For the Sole Benefit                  44.50% (Class C shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

LPL Financial Services                         14.20% (Class T shares)
A/C 1027-8395
9785 Towne Centre Drive
San Diego, CA  92121-1968

FCC C/O Wachovia Securities                    14.20% (Class T shares)
Bill Davis
10700 North Park Drive
Glen Allen, VA 23060-9243

Donaldson Lufkin Jenrette                      12.61% (Class T shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

DREYFUS BASIC S&P 500 STOCK INDEX FUND:
Boston Safe Deposit & Trust Co. TTEE           38.01%
As Agent-Omnibus Account
Dreyfus Retirement Services
AIM #026-0027
135 Santilli HWY.
Everett, MA  02149-1906

Mac & Co.                                      18.45%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

Bost & Co.                                     5.88%
10111613006
P.O. Box 534005
Pittsburgh, PA  15253-4005

DREYFUS PREMIER BALANCED FUND:
MLPF & S For the Sole Benefit                  39.91% (Class A shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

First Union National Bank                      7.03% (Class A shares)
Various Retirement Plans
Acct. 1080827547  NC-1151
1525 West Wt. Harris Blvd.
Charlotte, NC  28262-8522

State Of Colorado Deferred Comp.               5.50% (Class A shares)
Committe Trustee FBO State Of Co.
457 Deferred Comp. & 401(K) Plans
8515 E Orchard Rd. # 2t2
Englewood, CO  80111-5037

National Financial Services                    18.06% (Class B shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

MLPF & S For the Sole Benefit                  15.35% (Class B shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

Donaldson Lufkin Jenrette                      7.38% (Class B shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

FISERV Securities, Inc.                        5.81% (Class B shares)
FAO 14828717
Attn: Mutual Funds
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

MLPF & S For the Sole Benefit                  36.04% (Class C shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

Donaldson Lufkin Jenrette                      8.98% (Class C shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Boston Safe Deposit & Trust Co. TTEE           71.69% (Class R shares)
As Agent-Omnibus Account
Dreyfus Retirement Services
Aim #026-0027
135 Santilli HWY.
Everett, MA  02149-1906

Mac & Co.                                      14.69% (Class R shares)
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

A G Edwards & Sons Inc. FBO                    22.09% (Class T shares)
One North Jefferson
St Louis, MO  63103-2287

J.J.B.Hilliard,W.L.Lyons, Inc.                 22.02% (Class T shares)
501 S.4th Street
Louisville, KY  40202-2520

National Financial Services                    14.81% (Class T shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

Salomon Smith Barney Inc.                      11.42% (Class T shares)
00132c30476
333 West 34th St. - 3rd Floor
New York, NY  10001-2483

Donaldson Lufkin Jenrette                      5.31% (Class T shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

DREYFUS PREMIER LIMITED TERM INCOME FUND:
Donaldson Lufkin Jenrette                      35.03% (Class A shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

MLPF & S For the Sole Benefit                  24.34% (Class A shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

National Financial Services                    5.72% (Class A shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

MLPF & S For the Sole Benefit                  29.77% (Class B shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

Donaldson Lufkin Jenrette                      11.89% (Class B shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

National Financial Services                    8.84% (Class B shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

FISERV Securities, Inc.                        6.91% (Class B shares)
FAO 14828717
Attn: Mutual Funds
One Commerce Square
2005 Market Street,  Suite 1200
Philadelphia, PA  19103-7084

MLPF & S For the Sole Benefit                  37.05% (Class C shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

Donaldson Lufkin Jenrette                      14.25% (Class C shares)
Securities Corp. Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

National Financial Services                    10.87% (Class C shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

Mac & Co.                                      29.71% (Class R shares)
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

FISERV Securities, Inc.                        19.65% (Class R shares)
FAO 14828717
Attn: Mutual Funds
One Commerce Square
2005 Market Street,  Suite 1200
Philadelphia, PA  19103-7084

Bost & Co.                                     17.38% (Class R shares)
10114034000
P.O. Box 534005
Pittsburgh, PA  15253-4005

DREYFUS SMALL CAP VALUE FUND:
Charles Schwab & Co. Inc.                      24.43% (Class A shares)
Special Custody Acct.
FBO Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

MLPF & S For the Sole Benefit                  14.66% (Class A shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

Donaldson Lufkin Jenrette                      10.52% (Class A shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Legg Mason Wood Walker Inc.                    7.56% (Class A shares)
433-00414-11
P.O. Box 1476
Baltimore, MD  21203-1476

National Financial Services                    5.17% (Class A shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

MLPF & S For the Sole Benefit                  19.64% (Class B shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

Donaldson Lufkin Jenrette                      9.71% (Class B shares)
Securities Corp Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

National Financial Services                    9.49% (Class B shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

A G Edwards & Sons Inc. FBO.                   5.25% (Class B shares)
One North Jefferson
St Louis, MO  63103-2287

MLPF & S For the Sole Benefit                  23.36% (Class C shares)
Of Its Customers
Attn: Fund Administration
A/C 97BYO
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, Fl  32246-6484

National Financial Services                    19.48% (Class C shares)
82 Devonshire St.
G10G
Boston, MA  02109-3605

Painewebber For The Benefit Of                 5.25% (Class C shares)
UBS Painewebber
Weehawken, NJ  07086-8154

Penfirn Co.                                    36.60% (Class R shares)
FBO 4031055148
P.O. Box 3327
Omaha, NE  68103-0327

Bost & Co.                                     19.16% (Class R shares)
10560686000
P.O. Box 534005
Pittsburgh, PA  15253-4005

Mac & Co.                                      10.88% (Class R shares)
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

FISERV Securities, Inc.                        8.05% (Class R shares)
FAO 14828717
Attn: Mutual Funds
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

Congregation Of Sisters Of                     27.98% (Class T shares)
Divine Providence
School
C/O Sacred Heart High
399 Bishops Hwy
Kingston, MA  02364-2035

FCC C/o Wachovia Securities                    10.46% (Class T shares)
Bill Davis
10700 North Park Drive
Glen Allen, VA 23060-9243

Circle Trust Company Cust.                     6.97% (Class T shares)
FBO Goldk Omnibus Account
Metro Center
One Station Place
Stamford, CT  06902-6800

Circle Trust Company Cust.                     6.87% (Class T shares)
FBO Abbott, Frenyes, Russell &
Coffey Pc Safe Harbor 401K Plan
Metro Center
One Station Place
Stamford, CT  06902-6800

Circle Trust Company Cust.                     6.58% (Class T shares)
FBO Whitmer & Co 401K P/S/P
Metro Center
One Station Place
Stamford, CT  06902-6800

A G Edwards & Sons Inc. FBO                    5.07% (Class T shares)
Julia T Burnett & Ivan B
Burnett Jr. & T. Stevens
A/C 0707-019344
One North Jefferson
St Louis, MO  63103-2287


                       COUNSEL AND INDEPENDENT AUDITORS

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the relevant Fund Prospectus and this Statement of Additional Information.

      KPMG LLP, 757 Third Avenue, New York, New York 10017, was appointed by the Directors to serve as the Funds' independent auditors for the year ending October 31, 2003, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Funds.

                                   APPENDIX
                              Rating Categories

Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

R
The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

A-1
A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

MOODY'S

LONG-TERM

AAA
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A
Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA
Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

LONG-TERM SPECULATIVE GRADE

BB
SPECULATIVE. ' BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'















        -----------------------------------------------------------------------

                         THE DREYFUS/LAUREL FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2003

       ------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus dated March 1, 2003, of each fund listed below (each a "Fund", collectively, the "Funds"), as such Prospectus may be revised from time to time. The Funds are separate, diversified portfolios of The Dreyfus/Laurel Funds, Inc. (the "Company"), an open-end management investment company, known as a mutual fund that is registered with the Securities and Exchange Commission ("SEC").


      Dreyfus Money Market Reserves ("Money Market Reserves")
      Dreyfus U.S. Treasury Reserves ("U.S. Treasury Reserves")
      Dreyfus Municipal Reserves ("Municipal Reserves")
      Dreyfus Institutional Prime Money Market Fund ("Institutional Prime Fund") Dreyfus Institutional Government Money Market Fund
      ("Institutional Government Fund")
      Dreyfus Institutional U.S. Treasury Money Market Fund
      ("Institutional U.S. Treasury Fund")


      To obtain a copy of a Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, visit the Dreyfus.com website, or call one of the following numbers:


            Call Toll Free 1-800-645-6561
            In New York City -- Call 1-718-895-1206
            Outside the U.S. -- Call 516-794-5452


      The financial statements for the fiscal year ended October 31, 2002, including notes to the financial statements and supplementary information, and the Independent Auditors' Report are included in each Fund's Annual Report to shareholders. A copy of each Fund's Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Reports, and the Independent Auditors' Reports thereon contained therein, and related notes, are incorporated by reference into this Statement of Additional Information.




(PAGE)




                                TABLE OF CONTENTS
                                                                          Page

Description of the Company and Funds.......................................B-3
Management of the Company and Funds.......................................B-18
Management Arrangements...................................................B-25
Purchase of Shares........................................................B-28
Distribution Plan and Shareholder Servicing Plan..........................B-31
Redemption of Shares......................................................B-34
Shareholder Services......................................................B-38
Determination of Net Asset Value..........................................B-43
Dividends, other Distributions and Taxes..................................B-44
Portfolio Transactions....................................................B-48
Performance Information...................................................B-51
Information about The Company and Funds...................................B-53
Counsel and Independent Auditors..........................................B-54
Appendix A................................................................B-55
Appendix B................................................................B-58

                      DESCRIPTION OF THE COMPANY AND FUNDS


      The Company is a Maryland corporation formed on August 6, 1987. The Company is an open-end management investment company comprised of separate portfolios, including the Funds, each of which is treated as a separate fund.

      Each Fund expects to maintain, but does not guarantee, a net asset value ("NAV") of $1.00 per share. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Rule includes various maturity, quality and diversification requirements, certain of which are summarized as follows. In accordance with Rule 2a-7, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and invest only in U.S. dollar-denominated securities with remaining maturities of 397 days or less and which are determined to be of high quality with minimal credit risk in accordance with procedures adopted by the Company's Board of Directors (the "Board" or "Directors" and "Board of Directors"). In determining whether a security is of high quality with minimal credit risk, Dreyfus must consider whether the security is rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations or determined to be of comparable quality by Dreyfus in accordance with requirements of these procedures. These procedures are reasonably designed to assure that the prices determined by the amortized cost valuation will approximate the current market value of each Fund's securities. Each Fund is diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer. In addition, in accordance with Rule 2a-7, each Fund generally will not invest more than 5% of its assets in the securities of any one issuer.

      The Dreyfus Corporation ("Dreyfus") serves as each Fund's investment manager.

      Dreyfus Service Corporation (the "Distributor") is the distributor of the Funds' shares.

Certain Portfolio Securities

      The following information regarding the securities that a Fund may purchase supplements, where indicated, that found in the Fund's Prospectus.

      Municipal Securities (Municipal Reserves). Municipal securities are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from regular Federal income tax. The municipal securities in which Municipal Reserves will invest are limited to those obligations which at the time of purchase: (i) are backed by the full faith and credit of the United States, (ii) are rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (or by one organization if only one organization has rated the security), (iii) if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated, or (iv) if not rated, are of comparable quality, as determined by Dreyfus under procedures established by the Board of Directors.


      The average distribution of investments (at value) in municipal securities by ratings for the fiscal year ended October 31, 2002, computed on a monthly basis, for Municipal Reserves was as follows:


                          Moody's              Standard &
                    or   Investors            Poor's Ratings
                         Service, Inc.    or      Services
 Fitch Ratings          ("Moody's")             ("S&P")          Percentage
   ("Fitch")                                                       Of Value
-----------------      ------------------     -----------------   -------------

F1+/F1                 VMIG 1/MIG 1,          SP-1+/SP-1,             93.7%
                       P-1                    A-1+/A-1
AAA/AA/A               Aaa/Aa/A               AAA/AA/A                 6.3%
                                                                    -------
                                                                     100.0%
                                                                     ======





      The actual distribution of Municipal Reserve's municipal securities by ratings on any given date will vary. In addition, the distribution of Municipal Reserve's investments by rating as set forth above should not be considered as representative of the Municipal Reserve's future portfolio composition.

      The municipal securities in which Municipal Reserves may invest include municipal notes, short-term municipal bonds and municipal leases. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise or other source, "industrial revenue bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities, and "private activity bonds." Municipal Reserves may purchase certain municipal securities, including certain industrial development bonds and bonds issued after August 7, 1986 to finance "private activities," the interest on which may constitute a "tax preference item" for purposes of the Federal alternative minimum tax, even though the interest will continue to be fully tax-exempt for Federal income tax purposes. Municipal Reserves may invest without limitation in such municipal securities as long as such investment is consistent with the Fund's investment objective.

      "Municipal leases," which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, Municipal Reserves will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank.

      Municipal Reserves proposes to purchase municipal lease obligations principally from banks, equipment vendors or other parties that have entered into an agreement with Municipal Reserves providing that such party will remarket the municipal lease obligations on certain conditions (described below) within seven days after demand by Municipal Reserves. (Such agreements are referred to as "remarketing agreements" and the party that agrees to remarket or repurchase a municipal lease obligation is referred to as a "remarketing party.") The agreement will provide for a remarketing price equal to the principal balance on the obligation as determined pursuant to the terms of the remarketing agreement as of the repurchase date (plus accrued interest). The Funds' investment manager, Dreyfus, anticipates that, in most cases, the remarketing agreement will also provide for the seller of the municipal lease obligation or the remarketing party to service it for a servicing fee. The conditions to Municipal Reserves right to require the remarketing party to purchase or remarket the obligation are that Municipal Reserves must certify at the time of remarketing that (1) payments of principal and interest under the municipal lease obligation are current and Municipal Reserves has no knowledge of any default thereunder by the governmental issuer, (2) such remarketing is necessary in the sole opinion of a designated officer of Municipal Reserves to meet the Fund's liquidity needs, and (3) the governmental issuer has not notified Municipal Reserves of termination of the underlying lease.

      The remarketing agreement described above requires the remarketing party to purchase (or market to a third party) municipal lease obligations of Municipal Reserves under certain conditions to provide liquidity if share redemptions of Municipal Reserves exceed purchases of Municipal Reserves shares. Municipal Reserves will only enter into remarketing agreements with banks, equipment vendors or other responsible parties (such as insurance companies, broker-dealers and other financial institutions) that in Dreyfus' opinion are capable of meeting their obligations to the Fund. Dreyfus will regularly monitor the ability of remarketing parties to meet their obligations to Municipal Reserves. Municipal Reserves will enter into remarketing agreements covering at least 75% of the principal amount of the municipal lease obligations in its portfolio. Municipal Reserves will not enter into remarketing agreements with any one remarketing party in excess of 5% of its total assets. Remarketing agreements with broker-dealers may require an exemptive order under the 1940 Act. Municipal Reserves will not enter into such agreements with broker-dealers prior to the issuance of such an order or interpretation of the SEC that such an order is not required. There can be no assurance that such an order or interpretation will be granted.

      The "remarketing" feature of the agreement entitles the remarketing party to attempt to resell the municipal lease obligation within seven days after demand from the Fund; however, the remarketing party will be obligated to repurchase the obligation for its own account at the end of the seven-day period if such obligation has not been resold. The remarketing agreement will often be entered into with the party who has sold a municipal lease obligation to Municipal Reserves, but remarketing agreements may also be entered into with a separate remarketing party of the same type that meets the credit and other criteria listed above. Up to 25% of Municipal Reserves municipal lease obligations may not be covered by remarketing agreements. Municipal Reserves, however, will not invest in municipal lease obligations that are not subject to remarketing agreements if, as a result of such investment, more than 10% of its total assets would be invested in illiquid securities such as (1) municipal lease obligations not subject to remarketing agreements and not deemed by Dreyfus at the time of purchase to be at least of comparable quality to rated municipal debt obligations, or (2) other illiquid assets such as securities restricted as to resale under federal or state securities laws. For purposes of the preceding sentence, a municipal lease obligation that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or issuer deemed by Dreyfus to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease obligation is unrated, if Dreyfus determines that such municipal lease obligation is readily marketable because it is backed by such letter of credit or insurance policy.

      As used within this section, high quality means that the municipal lease obligation meets all of the following criteria: (1) the underlying equipment is for an essential governmental function; (2) the municipality has a documented history of stable financial operations and timely payments of principal and interest on its municipal debt or lease obligation; (3) the lease/purchase agreement contains proper terms and conditions to protect against non-appropriation, substitution of equipment and other more general risks associated with the purchase of securities; (4) the equipment underlying the lease was leased in a proper and legal manner; and (5) the equipment underlying the lease was leased from a reputable equipment vendor. A letter of credit or insurance policy would generally provide that the issuer of the letter of credit or insurance policy would pay the outstanding principal balance of the municipal lease obligations plus any accrued but unpaid interest upon non-appropriation or default by the governmental lessee. However, the terms of each letter of credit or insurance policy may vary significantly and would affect the degree to which such protections increase the liquidity of a particular municipal lease obligation.

      Municipal Reserves may invest more than 25% of its assets in industrial development bonds, in participation interests therein issued by banks, and in municipal securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. A participation interest gives Municipal Reserves an undivided interest in a municipal bond owned by a bank and generally is backed by the bank's irrevocable letter of credit or guarantee.

      When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets or revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets or revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the bond.

      Municipal Reserves will invest in securities, including the foregoing types of securities, only if the investments are of a type which would satisfy the requirements of Rule 2a-7 promulgated under the 1940 Act and only to the extent permitted by Municipal Reserves' investment limitations. Accordingly, if the creating agency, authority, instrumentality or other political subdivision or some other entity, such as an insurance company or other corporate obligor, guarantees a security purchased by Municipal Reserves or a bank issues a letter of credit in support of a security purchased by Municipal Reserves, it will not purchase any security which, as to 75% of the value of all securities held, it would result in the value of all securities issued or guaranteed by a single guarantor or issuer of letters of credit exceeding 10% of the total value of the Fund's assets.

      Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the investment objective of Municipal Reserves is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

      Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress or state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

      Variable Rate Obligations (Money Market Reserves and Municipal Reserves). The interest rates payable on certain securities, including municipal leases, in which the Funds may invest, called "variable rate" obligations, are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate security is adjusted at predesignated periodic intervals. Other features may include the right whereby the Funds may demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of variable rate securities is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate securities enhances the ability of the Funds to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation. The payment of principal and interest by issuers of certain securities purchased may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a security meets a Fund's investment quality requirements.

      Variable rate obligations purchased by the Funds may include participation interests, including those in industrial development bonds, purchased from banks, insurance companies or other financial institutions, and variable rate obligations that are backed by irrevocable letters of credit or guarantees of banks. The Funds can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Fund's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to the Funds,
(ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments. Dreyfus will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Funds on the basis of published financial information, rating agency reports and other research services.

      Stand-by Commitments (Municipal Reserves). Municipal Reserves may purchase municipal securities together with the right to resell them to the seller or to some third party at an agreed-upon price or yield within specified periods prior to their maturity dates. The right to resell is commonly known as a "stand-by commitment," and the aggregate price which Municipal Reserves pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit Municipal Reserves to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, Municipal Reserves acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. In connection with stand-by commitments, Municipal Reserves will segregate on its records permissible liquid assets of the Fund in an amount at least equal to the commitments. On delivery dates under the commitments, Municipal Reserves will meet its obligations from maturing securities, sales of securities held in a separate account or other available sources of cash. Since the value of a stand-by commitment is dependent on the ability of the stand-by commitment writer to meet its obligation to repurchase, the policy of Municipal Reserves is to enter into stand-by commitment transactions only with municipal securities dealers which are determined to present minimal credit risks as determined by Dreyfus.

      The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by Municipal Reserves are valued at zero in determining NAV. When Municipal Reserves pays directly or indirectly for a stand-by commitment its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

      Stand-by commitments may involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the commitment.

      Variable Amount Master Demand Notes (Money Market Reserves, Institutional Prime Fund and Institutional Government Fund). These Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed-upon formula. If an issuer of a variable amount master demand note were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. A Fund will invest in variable amount master demand notes issued only by entities that Dreyfus considers creditworthy.

      Floating Rate Securities (Money Market Reserves, Municipal Reserves, Institutional Prime Fund and Institutional Government Fund). These Funds may invest in floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

      Bank Instruments (Money Market Reserves, Municipal Reserves, Institutional Prime Fund and Institutional Government Fund). These Funds may purchase bank instruments. Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances.

      ECDs, ETDs and Yankee CDs (Money Market Reserves, Municipal Reserves, Institutional Prime Fund and Institutional Government Fund). These Funds may purchase Eurodollar certificates of deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks, Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a domestic bank or a foreign bank, and Yankee-Dollar certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a domestic branch of a foreign bank denominated in U.S. dollars and held in the United States. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks than domestic obligations of domestic banks. See "Foreign Securities."

      Eurodollar Bonds and Notes (Money Market Reserves). This Fund may invest in Eurodollar bonds and notes. Eurodollar bonds and notes are obligations which pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. Investments in Eurodollar bonds and notes involve risks that differ from investments in securities of domestic issuers. See "Foreign Securities."

      Corporate Obligations (Institutional Prime Fund, Money Market Reserves and Municipal Reserves). Each Fund may invest in corporate obligations that have received a short-term rating from Moody's or S&P in one of the two highest short-term rating categories, or that have been issued by an issuer that has received a short-term rating from Moody's or S&P in one of the two highest short-term ratings categories with respect to a class of debt obligations that is comparable in priority and security with the obligation in which the Fund invests. Each Fund may also invest in unrated corporate obligations that are of comparable quality to the foregoing obligations, as determined by Dreyfus. The Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

      Government Obligations (All Funds). Each Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, Money Market Reserves, Municipal Reserves, Institutional Prime Fund and Institutional Government Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, Small Business Administration and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the respective Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. A Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements for more than one year. A Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, including interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. Each Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

      Commercial Paper (Money Market Reserves, Municipal Reserves, Institutional Prime Fund and Institutional Government Fund). The Funds may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. Money Market Reserves and Municipal Reserves will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by S&P, Prime-1 by Moody's or F1 by Fitch or determined by Dreyfus to be of comparable quality.

      Foreign Securities (Money Market Reserves, Municipal Reserves, Institutional Prime Fund and Institutional Government Fund). These Funds may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from adverse political and economic developments and the possible imposition of foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of a Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

      Illiquid Securities (All Funds). Each Fund may invest up to 10% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). A Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

      Credit Enhancements (Money Market Reserves, Municipal Reserves, Institutional Prime Fund and Institutional Government Fund). Certain instruments in which these Funds may invest, including floating rate securities, variable amount master demand notes and variable rate obligations, may be backed by letters of credit or insured or guaranteed by financial institutions, such as banks, or insurance companies, whose credit quality ratings are judged by Dreyfus to be comparable in quality to the two highest quality ratings of Moody's or S&P. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to a Fund's portfolio securities could cause losses to the Fund and affect its share price.


      Asset-Backed Securities. (Money Market Reserves and Institutional Prime Fund only) Each Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.


Investment Techniques

      In addition to the principal investment strategies discussed in each Fund's Prospectus, the Fund also may engage in the investment techniques described below. The Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed. The use of certain of these investment techniques by Municipal Reserves may give rise to taxable income.

      Borrowing (All Funds). Each Fund is authorized, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

      When-Issued Securities and Delayed Delivery Transactions (All Funds). New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A Fund will segregate permissible assets at least equal at all times to the amount of the Fund's when-issued and delayed-delivery purchase commitments.

      Securities purchased on a "when-issued" basis and the securities held by each Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income each Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's NAV.

      When payment for "when-issued" securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, a Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Funds will establish a segregated account consisting of cash, U.S. Government securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

      Loans of Fund Securities (All Funds except U.S. Treasury Reserves). Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. A Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of a Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by a Fund at any time upon specified notice. A Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, a Fund considers all relevant factors and circumstances including the creditworthiness of the borrower.

      Reverse Repurchase Agreements (Money Market Reserves, Municipal Reserves and Institutional Prime Fund). A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, a Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. A Fund retains record ownership of the security involved including the right to receive interest and principal payments. Each Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, borrowings by a Fund generally will be unsecured. These transactions may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

      Master/Feeder Option. The Company may in the future seek to achieve any Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Board of Directors determines it to be in the best interest of a Fund and its shareholders. In making that determination, the Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Funds believe that the Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

      Certain Investments. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

Investment Restrictions


      Fundamental. The following limitations have been adopted by each Fund. A Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. Municipal Reserves has adopted a fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt securities (or other investments with similar economic characteristics). Each Fund may not:


      1. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

      2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) a Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Purchase with respect to 75% of a Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities except that each Fund may enter into futures contracts and related options, forward currency contacts and other similar instruments.

      Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

      None of the Funds intends to engage in futures contracts, related options or forward currency contracts.


      Nonfundamental. Under normal circumstances, (1) U.S. Treasury Reserves and Institutional U.S. Treasury Fund each invests exclusively in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations (or other investments with similar economic characteristics) and (2) Institutional Government Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or other investments with similar economic characteristics). Each Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. The Funds have adopted the following additional non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Each Fund may not:

      1. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short.

      2. Purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions.

      3. Purchase oil, gas or mineral leases.

      4. Purchase or retain the securities of any issuer if the officers, Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than five percent of such securities.

      5. Purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of such Fund's investment in such securities would exceed 5% of such Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

      6. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) Paper and securities which may be resold under Rule 144A under the Securities Act of 1933, as amended, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

      7. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      8. Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      9. Purchase warrants if at the time of such purchase: (a) more than 5% of the value of such Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange (for purposes of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

      10. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this limitation shall not apply to standby commitment, and (b) this limitation shall not apply to a Fund's transactions in futures contracts and related options.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act. With respect to Fundamental Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

      If a Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.


                       MANAGEMENT OF THE COMPANY AND FUNDS


Directors and Officers

      The Board is responsible for the management and supervision of the Funds, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

      The Dreyfus Corporation...............................Investment Adviser
      Dreyfus Service Corporation................................. Distributor
      Dreyfus Transfer, Inc.....................................Transfer Agent
      Mellon Bank, N.A..............................................Custodian

      The Board is composed of seven Directors. The following lists the Directors, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations during at least the last five years. Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and Dreyfus High Yield Strategies Fund.


Directors of the Company*
Name (Age)            Principal Occupation
Board Member Since    During Past 5 Years            Other Board Memberships and Affiliations
------------------    -----------------------       -----------------------------------------


Joseph S. DiMartino   Corporate Director and Trustee The Muscular Dystrophy
(59)                                                 Association,
Chairman of the                                        Director
Board                                                Levcor International, Inc., an
(1999)                                               apparel fabric processor, Director
                                                     Century Business Services,
                                                     Inc., a provider of outsourcing functions for
                                                       small and medium size companies,
                                                       Director
                                                     The Newark Group, a provider of
                                                       a national market of paper recovery
                                                       facilities, paperboard mills and
                                                        paperboard converting plants, Director

James Fitzgibbons     Chairman of the Board,         Howes Leather Corporation,
(68)                  Davidson Cotton                  Director
Board Member          Company (1998-2001)
(1994)
                      Chairman of the Board and
                      CEO of Fieldcrest Cannon, Inc.
                      (1990-1997)

J. Tomlinson Fort     Of Counsel, Reed Smith LLP                    -
(74)
Board Member
(1987)

Kenneth A. Himmel     President and CEO, Related                    -
(56)                  Urban Development Company, a
Board Member          real estate development
(1994)                company (1996-Present)

                      President and CEO, Himmel &
                      Company,
                      a real estate development
                      company
                      (1980-Present)

                      CEO, American Food
                      Management,
                      a restaurant company
                      (1983-present)

Stephen J. Lockwood   Chairman of the Board,         BDML Holdings, an insurance
(55)                  Stephen J.                     company,
Board Member          Lockwood and Company LLC, an      Chairman of the Board
(1994)                investment company             HCCH Insurance Holdings, an
                                                     insurance company,
                      Chairman of the Board and         Vice Chairman
                      CEO,                             (1996 - 2000)
                      LDG Reinsurance Corporation    Affiliated Managers Group, an
                      (1977-2000)                       investment management
                                                        company, Director

Rosyln Watson (53)    Principal, Watson Ventures,    American Express Centurion Bank,
Board Member          Inc.,                             Director
(1994)                a real estate investment       The Hyams Foundation Inc., a
                      company                           Massachusetts
                                                        Charitable Foundation,
                                                        Trustee
                                                     National Osteoporosis
                                                        Foundation, Trustee

Benaree Pratt Wiley   President and CEO, The         Boston College, Trustee
(56)                  Partnership, an                The Greater Boston Chamber of
Board Member          organization dedicated to         Commerce, Director
(1998)                increasing the                 The First Albany Companies,
                      representation of African         Inc., an
                      Americans in                      investment bank, Director
                      positions of leadership,       Mass Development, Director
                      influence and                  Commonwealth Institute, Director
                      decision-making in Boston, MA  Efficay Institute, Director
                                                         PepsiCo Africa-America,
                                                         Advisory Board


--------
* None of the Directors are "interested persons" of the Company, as defined in the 1940 Act.


      Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is to oversee the Company's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Company also has a standing pricing committee comprised of any one Board member who is not an "interested person" of the Company, as defined in the 1940 Act. The function of the pricing committee is to assist in valuing the Funds' investments. The audit committee met twice during the year ended October 31, 2002. The nominating, compensation and pricing committees did not meet during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.

                                  Money               U.S.
   Name of Board Member      Market Reserves        Treasury         Municipal
                                                    Reserves         Reserves

Joseph S. DiMartino              None                None              None
James Fitzgibbons                $10,001 - $50,000   None              None
J. Tomlinson Fort                None                None              None
Kenneth A. Himmel                None                None              None
Stephen J. Lockwood              None                None              None
Roslyn Watson                    None                None              None
Benaree Pratt Wiley              None                None              None


                                                                       Aggregate
                                         Dreyfus                        Holding of
                        Dreyfus          Institutional  Dreyfus         Funds in the
                     Institutional      Government     Institutional     Dreyfus
  Name of Board       Prime Money      Money Market    Treasury Money    Family of Funds
      Member          Market Fund         Fund         Market Fund

Joseph S. DiMartino     None              None          None            Over $100,000
James Fitzgibbons       None              None          None            $50,001 -
                                                                        $100,000
J. Tomlinson Fort       None              None          None            $10,001 -
                                                                         $50,000
Kenneth A. Himmel       None              None          None            None
Stephen J. Lockwood     None              None          None            None
Roslyn Watson           None              None          None            None
Benaree Pratt Wiley     None              None          None            $10,001 -
                                                                        $50,000



      As of December 31, 2002, none of the Board members or their immediate family members owned securities of Dreyfus, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus or the Distributor.

Officers of the Company

STEPHEN E. CANTER. President since March 2000. Chairman of the Board, Chief
     Executive Officer, and Chief Operating Officer of Dreyfus, and an officer of 94 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 57 years old and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment
     Officer, Vice Chairman and a Director of Dreyfus, and an officer of 94 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 49 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS. Vice President since March 2000. Executive Vice President,
     General Counsel and Secretary of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 56 years old and has been an employee of Dreyfus since June 1977.

STEVEN F. NEWMAN. Secretary since March 2000. Associate General Counsel, and
     Assistant Secretary of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 53 years old and has been an employee of Dreyfus since April 1985.

JAMES WINDELS, Treasurer since November 2001. Director - Mutual Fund Accounting of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since April 1985.

JEFF PRUSNOFSKY. Assistant Secretary since March 2000. Associate General Counsel of Dreyfus, and an officer of 12 investment companies (comprised of 65 portfolios) managed by Dreyfus. He is 37 years old and has been an employee of Dreyfus since January 1986.

MICHAEL A. ROSENBERG. Assistant Secretary since March 2000. Associate General
      Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 200 portfolios) managed by Dreyfus. He is 43 years old and has been an employee of Dreyfus since October 1991.

MICHAEL CONDON. Assistant Treasurer since March 2000. Senior Treasury Manager of
      Dreyfus, and an officer of 37 investment companies (comprised of 78 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since August 1984.

ERIK D. NAVILOFF, Assistant Treasurer since December 2002. Senior Accounting Manager - Taxable Fixed Income Funds of Dreyfus, and an officer of 18 investment companies (comprised of 77 portfolios) managed by Dreyfus. He is 34 years old and has been an employee of Dreyfus since November 1992.

ROBERT S. ROBOL, Assistant Treasurer since December 2002. Senior Accounting
      Manager - Equity Funds of Dreyfus, and an officer of 28 investment companies (comprised of 119 portfolios) managed by Dreyfus. He is 38 years old and has been an employee of Dreyfus since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Funds Tax
      Director of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 48 years old and has been an employee of Dreyfus since June 1993.

ROBERT J. SVAGNA, Assistant Treasurer since December 2002. Senior Accounting
      Manager - Equity Funds of Dreyfus, and an officer of 28 investment companies (comprised of 119 portfolios) managed by Dreyfus. He is 35 years old and has been an employee of Dreyfus since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002. Vice
      President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 199 portfolios) managed by Dreyfus. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

      The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.


      No officer or employee of Dreyfus or the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $40,000 per annum, plus $5,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.


      In addition, the Company currently has two Emeritus Board members who are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members.


      The aggregate amounts of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 2002, and from all other funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2002, were as follows:


                                                        Total Compensation
                          Aggregate                     From the Company
Name of Board             Compensation                  and Fund Complex
Member                    From the Company#             Paid to Board Member*


Joseph S. DiMartino       $25,521                       $815,937 (191)

James M. Fitzgibbons      $20,250                       $89,000 (25)

J. Tomlinson Fort         $20,417                       $90,000 (25)

Kenneth A. Himmel         $20,000                       $82,000 (25)

Stephen J. Lockwood       $20,417                       $83,000 (25)

Roslyn M. Watson          $20,417                       $90,000 (25)

Benaree P. Wiley          $20,417                       $90,000 (25)

---------------------------

# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $3,357 for the Company.

* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund for which the Board member served.


      The following persons are known by the Company to own of record 5% or more of the indicated Fund's outstanding voting securities on February 3, 2003. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

DREYFUS MONEY MARKET RESERVES:

Donaldson Lufkin Jenrette                             55.3128% (Investor Shares)
Securities Corporation Inc.
P.O. Box 2052 Jersey City, NJ 07303-2052

Mellon Bank NA/Commonwealth Region                    22.6239% (Investor Shares)
FBO Cash TRF
505 Ross Street
Pittsburgh PA 15262-0001

Boston & Company                                      90.8100% (Class R Shares)
P.O. Box 534005
Pittsburgh PA 15253-4005

DREYFUS U.S. TREASURY RESERVES:

Donaldson Lufkin Jenrette                             88.2602% (Investor Shares)
Securities Corporation Inc.
P.O. Box 2052 Jersey City, NJ 07303-2052

Boston & Company                                      98.3546% (Class R Shares)
P.O. Box 534005
Pittsburgh PA 15253-4005

DREYFUS MUNICIPAL RESERVES:

Donaldson Lufkin Jenrette                             45.0581% (Investor Shares)
Securities Corporation Inc.
P.O. Box 2052 Jersey City, NJ 07303-2052

Boston & Company                                      41.0368% (Investor Shares)
P.O. Box 534005
Pittsburgh PA 15253-4005

Boston & Company                                      91.7905% (Class R Shares)
P.O. Box 534005
Pittsburgh, PA 15253-4005

DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND:

Boston & Company                                      70.3075%
P.O. Box 534005
Pittsburgh PA 15253-4005

Mellon Bank                                           25.4911%
Attn Room 154-0940/Client Service Center
505 Ross Street
Pittsburgh PA 15262-0001

DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND:

Boston & Company                                      99.9990%
P.O. Box 534005
Pittsburgh PA 15253-4005

DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND:

Boston & Company                                      96.2461%
P.O. Box 534005
Pittsburgh PA 15253-4005



                             MANAGEMENT ARRANGEMENTS

      The following information supplements and should be read in conjunction with the sections in each Fund's Prospectus entitled "Expenses" and "Management."


      Investment Manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.


      Management Agreement. Dreyfus serves as the investment manager for the Funds pursuant to an Investment Management Agreement with the Company on behalf of each Fund, (the "Management Agreement"), subject to the overall authority of the Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Funds. As investment manager, Dreyfus manages the Funds by making investment decisions based on each Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

      The Management Agreement will continue from year to year with respect to each Fund provided that a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Company may terminate the Management Agreement with respect to each Fund upon the vote of a majority of the Board of Directors or upon the vote of a majority of the respective Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      In approving the current Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by Dreyfus; the investment philosophy and investment approach as applied to the Funds by Dreyfus; the investment management expertise of Dreyfus in respect of the Funds' investment strategies; the personnel, resources and experience of Dreyfus; the Funds' performance history and the management fees paid to Dreyfus relative to those of mutual funds with similar investment objectives, strategies and restrictions; Dreyfus' costs of providing services under the Management Agreement; the relationship between the fees paid to Dreyfus under the Management Agreement and the Company's Distribution Plan on behalf of the Investor Shares of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves and ancillary benefits Dreyfus may receive from its relationship with the Company.


      The following persons are officers and/or directors of Dreyfus: Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      Dreyfus' Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


      Expenses. Under the Management Agreement, Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves have each agreed to pay Dreyfus a monthly fee at the annual rate of 0.50% of the value of each such Fund's average daily net assets and Institutional Prime Fund, Institutional Government Fund and Institutional U.S. Treasury have each agreed to pay Dreyfus a monthly fee at the annual rate of 0.15% of the value of each such Fund's average daily net assets. Dreyfus pays all of the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (if applicable, and which are deemed for this purpose to include payments under the Shareholder Servicing Plan for Institutional Prime Fund, Institutional Government Fund and Institutional U.S. Treasury Fund) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to each Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to a Fund are charged against the Fund's assets; other expenses of the Company are allocated among its funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.


      For the last three fiscal years, each Fund paid the following management fees:


                                      For the Fiscal Years Ended October 31,

                                2002           2001              2000
                                ----           ----              ----
Money Market Reserves           $5,371,184     $4,942,774        $3,475,552
U.S. Treasury Reserves          $829,897       $2,213,077        $3,114,268
Municipal Reserves              $1,909,637     $1,674,168        $1,455,652
Institutional Prime Fund        $1,081,159     $1,106,183        $   992,716
Institutional Government Fund   $843,714       $   560,251       $   432,979
Institutional   U.S.   Treasury $836,614       $   661,443       $   639,554
Fund


      The Distributor. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, NY 10166, serves as the Funds' distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by a Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds.


      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Funds, the handling of certain communications between shareholders and the Funds, and the payment of dividends and distributions payable by the Funds. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of each Fund's investments. Under a custody agreement with the Company, Mellon Bank holds each Fund's portfolio securities and keeps all necessary accounts and records. For its custody services, Mellon Bank receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transaction charges. This fee is paid to Mellon Bank by Dreyfus pursuant to the Fund's unitary fee structure. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.


                               PURCHASE OF SHARES

      The following information supplements and should be read in conjunction with the sections in each Fund's Prospectus entitled "Account Policies," "Services for Fund Investors," "Instructions for Regular Accounts," and "Instructions for IRAs."

      General. Each of Money Market Reserves, U. S. Treasury Reserves and Municipal Reserves offers two share classes - Class R shares and Investor shares. Investor shares and Class R shares are identical, except as to the services offered to and the expenses borne by each class. Investor shares are sold primarily to investors maintaining related securities, brokerage, commodities trading or similar accounts with Agents that have entered into Selling Agreements ("Agreements") with the Distributor. Additionally, holders of Investor shares who have held their shares since August 31, 1995, may continue to purchase Investor shares whether or not they otherwise would be eligible to do so.

      Class R shares are sold primarily to bank trust departments (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves distributed to them by virtue of such an account or relationship.

      A "Retirement Plan" is a qualified or non-qualified employee benefit plan or other program, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments. Class R shares may be purchased for a Retirement Plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Plan. It is not recommended that Municipal Reserves be used as a vehicle for Retirement Plans, Keogh plans, Education Savings Accounts or Individual Retirement Accounts.

      If shares of Money Market Reserves, U.S. Treasury Reserves or Municipal Reserves are held in an account at a bank or with an Agent, such bank or Agent may require you to place all purchase, exchange and redemption orders through them. All banks and Agents have agreed to transmit transaction requests to each Fund's transfer agent or to the Distributor. Agents effecting transactions in Fund shares for the accounts of their clients may charge their clients direct fees in connection with such transactions. Distribution and shareholder servicing fees paid by Investor shares will cause Investor shares to have a higher expense ratio and to pay lower dividends than Class R shares.

      The minimum initial investment to establish a new account in Institutional Prime Fund, Institutional Government Fund or Institutional U.S. Treasury Fund is $1 million. There is no minimum requirement for subsequent investments.

      The minimum initial investment to establish a new account in Money Market Reserves, U.S. Treasury Reserves or Municipal Reserves is $100,000. Each such Fund may waive its minimum initial investment requirement for new Fund accounts opened through an Agent whenever Dreyfus Institutional Services Division ("DISD") has determined for the initial account opened through such Agent which is below the Fund's minimum initial investment requirement that the existing accounts in the Fund opened through that Agent have an average account size, or the Agent has adequate intent and access to funds to result in maintenance of accounts in the Fund opened through that Agent with an average account size, in an amount equal to or in excess of $100,000. DISD is required to periodically review the average size of the accounts opened through each Agent and, if necessary, reevaluate the Agent's intent and access to funds. DISD will discontinue the waiver as to new accounts to be opened through an Agent if DISD determines that the average size of accounts opened through that Agent is less than $100,000 and the Agent does not have the requisite intent and access to funds. Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves each reserve the right to offer their shares without regard to minimum purchase rquirements to employees participating in certain qualified and non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Funds. There is no minimum for subsequent purchases. The initial investment must be accompanied by the appropriate Account Application.

      The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed annually to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Fund shares are sold on a continuous basis. NAV per share is determined on each day that the NYSE is open for regular business (a "business day").

      Institutional Government Fund and Institutional U.S. Treasury Fund. The NAV per share of each of these Funds is calculated at 3 p.m., Eastern time. Purchase orders (except for purchase orders through Dreyfus TeleTransfer Privilege) received in proper form by the Transfer Agent by 3 p.m., Eastern time, on a business day will become effective on, and will receive the share price next determined on, that day; purchase orders received after 3 p.m., Eastern time, will become effective on, and will receive the share price determined on, the next business day. Shares begin accruing dividends on the day the purchase order for the shares is effected if the instructions to purchase shares and immediately available funds are received by the Transfer Agent prior to 3 p.m., Eastern time for a Fund. Dividends begin accruing on shares on the next business day with regard to purchase orders effected after 3 p.m., Eastern Time.

      Institutional Prime Fund. The NAV per share of this Fund is calculated at 5 p.m., Eastern time. Purchase orders (except for purchase orders through Dreyfus TeleTransfer Privilege) received in proper form by the Transfer Agent or the Distributor or its designee by 5 p.m., Eastern time, will become effective at the price determined at 5 p.m., Eastern time, on that day and the shares purchased will receive the dividend on Fund shares declared that day, provided Federal Funds are received by 6 p.m., Eastern time, on that day. A purchase order received in proper form after 5 p.m., Eastern time, will become effective on, and dividends will begin accruing on shares on, the next business day.

      Money Market Reserves, U.S. Treasury Reserves, and Municipal Reserves. The NAV per share of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves is calculated two times each business day, at 12 noon and 4 p.m., Eastern time. Orders received in proper form by the Transfer Agent or other authorized entity to receive orders on behalf of the Fund before 4 p.m., Eastern time, are effective on, and will receive the price next determined on, that business day. Orders received after 4 p.m., Eastern time, are effective at 12 noon on, and receive the first share price determined on, the next business day.

      The Distributor may pay dealers a fee based on the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to a Fund could subject you to a $50 penalty imposed by the Internal Revenue Service ("IRS").


      Dreyfus TeleTransfer Privilege. You may purchase Fund shares by telephone, or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, online, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an Automated Clearing House ("ACH") member may be so designated. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the NYSE are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - Dreyfus TeleTransfer Privilege." A Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


      Procedures for Multiple Accounts (Institutional Prime Fund, Institutional Government Fund and Institutional U.S. Treasury Fund). Special procedures have been designed for banks and other institutions that wish to open multiple accounts. The institution may open a single master account by filing one application with the Transfer Agent and may open individual sub-accounts at the same time or at some later date.

      Share Certificates. Share certificates are issued upon written request only. No certificates are issued for fractional shares.


                      DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN

      The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "Your Investment."

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      Distribution Plan. With respect to the Investor shares of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, the Company has adopted a Distribution Plan (the "Distribution Plan") pursuant to the Rule, under which the Investor shares of such Funds bear some of the cost of selling those shares under the Plan. The Distribution Plan allows each of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves to spend annually up to 0.25% (currently limited by the Board of Directors to 0.20%) of the average daily net assets attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and for activities or expenses primarily intended to result in the sale of Investor shares of the respective Fund. The Distribution Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from a Fund to compensate Agents that have entered into Agreements with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Funds and/or shareholder services to the Agent's clients that own Investor shares of a Fund.

      The Funds and the Distributor may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of a Fund's Distribution Plan and the Agreements described above. From time to time, the Agents, the Distributor and the Funds may agree to voluntarily reduce the maximum fees payable under the Distribution Plan.

      Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Agents. An Agent entitled to receive compensation for selling and servicing a Fund's shares may receive different compensation with respect to different classes of shares.

      Shareholder Servicing Plan. With respect to the Institutional Prime Fund, Institutional Government Fund and Institutional U.S. Treasury Fund, the Company has adopted a Shareholder Servicing Plan (the "Institutional Plan") which is not subject to the Rule, and may enter into Shareholder Servicing Agreements with Agents.

      The Institutional Plan permits each of Institutional Prime Fund, Institutional Government Fund and Institutional U.S. Treasury Fund to compensate Agents that have entered into Shareholder Servicing Agreements with the Company. Payments under the Institutional Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Board of such Fund, provided that the annual rate may not exceed 0.15% of the average daily NAV of the Fund shares. Payments under the Institutional Plan may be increased without shareholder approval.

      The fees payable under the Institutional Plan are used primarily to compensate Agents for shareholder services provided, and related expenses incurred by such Agents. The shareholder services provided by Agents may include: (i) aggregating and processing purchase and redemption requests for Fund shares from their customers and transmitting net purchase and redemption orders to the Distributor or Transfer Agent; (ii) providing customers with a service that invests the assets of their accounts in Fund shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of customers; (iv) providing information periodically to customers showing their positions in Fund shares;
(v) arranging for bank wires; and (vi) providing general shareholder liaison services.

      The Company may suspend or reduce payments under the Institutional Plan at any time, and payments are subject to the continuation of the Institutional Plan and the Agreements described above. From time to time, the Agents and the Company may agree to voluntarily reduce the maximum fees payable under the Institutional Plan.

      The Company understands that Agents may charge fees to their clients who are owners of shares of Institutional Prime Fund, Institutional Government Fund or Institutional U.S. Treasury Fund for various services provided in connection with a client's account. These fees would be in addition to any amounts received by an Agent under its Shareholder Servicing Agreement with the Company. The Shareholder Servicing Agreement requires each Agent to disclose to their clients any compensation payable to such Agent by the Company and any other compensation payable by the clients for various services provided in connection with their accounts. Potential investors should read this Statement of Additional Information in light of the terms governing their accounts with their Agents.

      The Distribution Plan and the Institutional Plan each provides that a report of the amounts expended thereunder, and the purposes for which such expenditures were incurred, must be made to the Directors for their review at least quarterly. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the plan without approval of a Fund's shareholders, and that other material amendments of the Distribution Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" of the Company and who do not have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Agreements, cast in person at a meeting called for the purpose of considering such amendments. Both plans are subject to annual approval by all of the Directors and by the Directors who are neither "interested persons" nor have any direct or indirect financial interest in the operation of either plan or in the related Agreements or Shareholder Servicing Agreements, by vote cast in person at a meeting called for the purpose of voting on such approval. The plans are terminable, as to a Fund or a Fund's class of shares, at any time by vote of a majority of the Directors who are not "interested persons" and have no direct or indirect financial interest in the operation of the plan or in the related Agreements or Shareholder Servicing Agreements or by vote of the holders of a majority of the outstanding shares of such Fund or a class of a Fund.

      The fees payable under the plans are payable without regard to actual expenses incurred.


      For the fiscal year ended October 31, 2002, each Fund paid the Distributor the following distribution fees pursuant to the Distribution Plan:


Name of Fund


Money Market Reserves              $1,497,471

Municipal Reserves                 $   66,627

U.S. Treasury Reserves             $  168,673

      For the fiscal year ended October 31, 2002, each Fund paid the Distributor the following service fees pursuant to the Institutional Plan:

Name of Fund

Institutional Prime Fund           $1,081,159

Institutional Government Fund     $   843,715

Institutional U.S. Treasury         $ 836,614
                                      Fund



                              REDEMPTION OF SHARES

      The following information supplements and should be read in conjunction with the sections in each Fund's Prospectus entitled "Account Policies," "Services For Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

      General. If, in the case of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

      The Funds impose no charges when shares are redeemed. Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

      Procedures. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or, in the case of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, the Checkwriting Privilege, which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege and, in the case of Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, the Checkwriting Privilege, may be established for an existing account by a separate signed Shareholder Services Form or, with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. You also may redeem shares through the Wire Redemption Privilege or the Dreyfus TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. Other redemption procedures may be in effect for clients of other Agents and institutions. The Funds make available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. Each Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. Each Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or other retirement plans, and shares for which certificates have been issued, are not eligible for the Checkwriting, Wire Redemption, Telephone Redemption or Dreyfus TeleTransfer Privilege.


      A Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check or by the Dreyfus TeleTransfer Privilege and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for a period of up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TeleTransfer Privilege or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, online, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check or the Dreyfus TeleTransfer purchase order against which such redemption is requested. The Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves will also not honor Redemption Checks ("Checks") under the Checkwriting Privilege in such instances. These procedures will not apply if your shares were purchased by wire payment, or you otherwise have a sufficient collected balance in your account to cover the redemption request. Each Fund's shares will not be redeemed until the Transfer Agent has received your Account Application.

      The Telephone Redemption Privilege, Wire Redemption Privilege, Dreyfus TeleTransfer Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including over the Dreyfus Expresssm voice response telephone system) or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, online, from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Funds will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, a Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.


      During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.

      Checkwriting Privilege (Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves). Investors may write Checks drawn on a Fund account. Each Fund provides Checks automatically upon opening an account, unless the investor specifically refuses the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Fund to redeem a sufficient number of full or fractional shares in the investor's account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

      If the amount of the Check is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account. Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason. Investors should date Checks with the current date when writing them. Please do not postdate Checks. If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

      This Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to back-up withholding. Any Check written on an account which has become subject to back-up withholding on redemptions will not be honored by the Transfer Agent.


      Wire Redemption Privilege. By using this Privilege, the investor authorizes the Transfer Agent to act on telephone or letter or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, online redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. With respect to the Institutional Prime Fund only, ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day after receipt by the Transfer Agent of the redemption request in proper form prior to 5:00 p.m., Eastern time, on such day; otherwise the Fund will initiate payment on the next business day. With respect to the Institutional Government Fund and the Institutional U.S. Treasury Fund only, ordinarily, the Funds will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to 3:00 p.m., Eastern time, on such day; otherwise the Funds will initiate payment on the next business day. With respect to each Fund other than the Institutional Prime Fund, the Institutional Government Fund and the Institutional U.S. Treasury Fund, ordinarily, the Funds will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum), will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $500,000 wired within any 30-day period. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.


      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


      Dreyfus TeleTransfer Privilege. You may request by telephone or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, online, that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Investors should be aware that if they have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account only up to $500,000 within any 30-day period. See "Purchase of Shares--Dreyfus TeleTransfer Privilege."


      Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      Redemption Commitment. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect a Fund's shareholders.


                              SHAREHOLDER SERVICES

      The following information supplements and should be read in conjunction with the sections in each Fund's Prospectus entitled "Account Policies" and "Services for Fund Investors."

      Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by Dreyfus or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, to the extent such shares are offered for sale in your state of residence. Shares of such other funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

            A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds may be exchanged without a sales load for shares of other funds sold with a sales load.


      To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number. Any such exchange is subject to confirmation of a shareholder's holdings through a check of appropriate records.


      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, online. The ability to issue exchange instructions by telephone or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, online is given to all such Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. This privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. By using the privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over the Dreyfus Expresssm voice response telephone system) or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, online instructions from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.


      Exchanges of Class R shares of Money Market Reserves, U.S. Treasury Reserves or Municipal Reserves, as the case may be, held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class R shares of Money Market Reserves, U.S. Treasury Reserves or Municipal Reserves, or Fund shares of the Institutional Prime Fund, Institutional Government Fund or Institutional Treasury Fund, as the case may be, held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative NAV per share as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Dreyfus Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      The right to exercise this Privilege may be modified or canceled by a Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9263, Boston, MA 02205-8501. The Funds may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.


      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561 or visiting the Deyfus.com website. Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


      Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-Automatic Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-645-6561. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to the Dreyfus Family of Funds, P.O. Box 9263, Boston, MA 02205-8501 and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

      Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. Automatic Withdrawal may be terminated at any time by the investor, a Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.


      Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. Shares of the other funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

            A. Dividends and other distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.


            B. Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


            C. Dividends and other distributions paid by a fund which charges a sales load may be invested without a sales load in shares of other funds sold with a sales load.


            D. Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends and other distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.


      For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-645-6561. You may cancel these Privileges by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9263, Boston, MA 02205-8501. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these Privileges is effective three business days following receipt. These Privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. A Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.


      Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-645-6561. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, a Fund may terminate your participation upon 30 days' notice to you.

      Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 9263, Boston, MA 02205-8501. You may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, Dreyfus, the Funds, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. A Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for this Privilege.

      Retirement Plans. The Funds make available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-645-6561; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.


                        DETERMINATION OF NET ASSET VALUE

      The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "Account Policies."

      The NAV for Fund shares is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Each Fund intends to maintain a constant NAV of $1.00 per share, although there is no assurance that this can be done on a continuing basis.


      The use of amortized cost is permitted by Rule 2a-7 under the 1940 Act. Pursuant to the provisions of Rule 2a-7, the Directors have established procedures reasonably designed to stabilize each Fund's price per share, as computed for the purpose of sale and redemption, at $1.00. These procedures include the determination by the Directors, at such times as they deem appropriate, of the extent of deviation, if any, of each Fund's current NAV per share, using market values, from $1.00; periodic review by the Directors of the amount of and the methods used to calculate the deviation; maintenance of records of the determination; and review of such deviations. The procedures employed to stabilize each Fund's price per share require the Directors to promptly consider what action, if any, should be taken by the Directors if such deviation exceeds 1/2 of one percent. Such procedures also require the Directors to take appropriate action to eliminate or reduce, to the extent reasonably practicable, material dilution or other unfair effects resulting from any deviation. In addition to such procedures, Rule 2a-7 requires each Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, as calculated in accordance with Rule 2a-7, and to invest only in securities determined by the Directors to be of high quality, with minimal credit risks.


      In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund by the NAV per share computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of a Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

      NYSE Closings. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "Distributions and Taxes."

      General. Each Fund ordinarily declares dividends from net investment income on each day that the NYSE is open for business. A Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at NAV or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If an omnibus accountholder indicates in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all of his or her Fund shares, that portion of the accrued dividends will be paid along with the proceeds of the redemption. Dividends from net realized short-term capital gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. A Fund will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. The Funds do not expect to realize any long-term capital gains or losses. You may choose whether to receive dividends in cash or to reinvest them in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors.

      Dividends paid by Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves with respect to one class of shares may be greater or less per share than those paid with respect to another class of shares due to the different expenses of the different classes. Except as provided below, shares of any of these Funds purchased on a day on which the Fund calculates its NAV will not begin to accrue dividends until the following business day and redemption orders effected on any particular day will receive all dividends declared through the day of redemption. However, if immediately available funds are received by the Transfer Agent prior to 12:00 noon, Eastern time, you may receive the dividend declared on the day of purchase. You will not receive the dividends declared on the day of redemption if a wire redemption order is placed prior to 12:00 noon, Eastern time.

      Shares of Institutional Government Fund and Institutional U.S. Treasury Fund begin accruing dividends on the business day the purchase order is effected if the instructions to purchase shares (except for purchase orders through Dreyfus TeleTransfer Privilege) and immediately available funds are received by the Transfer Agent or the Distributor or its designee prior to 3 p.m., Eastern time. Dividends begin accruing on shares on the next business day with regard to purchase orders effected after 3 p.m., Eastern time. With respect to Institutional Prime Fund, purchase orders (except for purchase orders through Dreyfus TeleTransfer Privilege) received in proper form by the Transfer Agent or the Distributor or its designee by 5 p.m., Eastern time, will receive the dividend on Fund shares declared that day, provided Federal funds are received by 6 p.m., Eastern time, on that day. A purchase order for shares received in proper form after 5 p.m., Eastern time, will begin accruing dividends on the shares on the next business day.

      With respect to Institutional Government Fund and Institutional U.S. Treasury Fund, requests to redeem or exchange Fund shares received in proper form by the Transfer Agent by 3 p.m., Eastern time, on a business day are effective on, and will receive the share price next determined on, that day. Redemption and exchange requests received after 3 p.m., Eastern time, are effective on, and will receive the share price determined on, the next business day. If the redemption is requested to be made by wire, the proceeds of the redemption ordinarily will be sent on the same day the request is effective and the shares will not receive the dividend declared on that day.

      With respect to Institutional Prime Fund, redemption or exchange requests received in proper form by the Transfer Agent or its designee by 5 p.m., Eastern time, on a business day are effective on that day; such requests received after 5 p.m., Eastern time, will be effective on the next business day. If the redemption is requested to be made by wire, the proceeds of the redemption ordinarily will be sent on the day the request is effective and the shares will not receive the dividend declared on that day.

      It is expected that each Fund will continue to qualify for treatment as a regulated investment company ("RIC") under the Code. Such qualification will relieve a Fund of any liability for federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, each Fund - which is treated as a separate corporation for federal tax purposes - (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net taxable investment income and net short-term capital gains, plus in the case of Municipal Reserves, its net interest income excludable from gross income under section 103(a) of the
Code) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" (described below under "Municipal Reserves"), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      Each Fund may be subject to a 4% nondeductible excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts. Each Fund expects to make the distributions necessary to avoid the imposition of this tax.

      If you elect to receive dividends in cash, and your dividend check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that dividend and all future dividends payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


      Dividends from a Fund's investment company taxable income together with distributions from net realized short-term capital gains, if any (collectively, "dividend distributions"), will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions by Municipal Reserves that are designated by it as "exempt-interest dividends" generally may be excluded by you from your gross income. The Funds are not expected to realize long-term capital gains, or, therefore, to make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). Nor will dividends paid by any of the Funds be eligible for the dividends-received deductions allowed to corporations.


      Dividends paid by a Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the plans. A Fund will not report to the IRS distributions paid to such plans. Generally, distributions from Qualified Retirement Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. The administrator, trustee or custodian of a qualified retirement plan will be responsible for reporting distributions from the plan to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the distribution is subject to a 20% income tax withholding.

      In January of each year, your Fund will send you a Form 1099-DIV notifying you of the status for federal income tax purposes of your dividends from the Fund for the preceding year. Municipal Reserves also will advise shareholders of the percentage, if any, of the dividends paid that are exempt interest dividends and the portion, if any, of those dividends that is a tax preference item for purposes of the federal alternative minimum tax.


      You must furnish the Funds with your TIN and state whether you are subject to backup withholding for prior under-reporting, certified under penalties of perjury. Unless previously furnished, investments received without such a certification will be returned. Each Fund is required to withhold 30% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct TIN or who otherwise are subject to backup withholding. A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of an account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on the record owner's Federal income tax return.


      Municipal Reserves. Dividends paid by Municipal Reserves will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code ("tax-exempt interest"); the Fund expects to continue to satisfy this requirement. The aggregate amount designated by Municipal Reserves as exempt-interest dividends for any taxable year may not exceed its tax-exempt interest for the year over certain amounts disallowed as deductions. The treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

      Interest on indebtedness incurred or continued to purchase or carry shares of Municipal Reserves will not be deductible for federal income tax purposes to the extent that Fund's distributions consist of exempt-interest dividends. If Municipal Reserves shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

      Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is an item of tax preference for purposes of the federal alternative minimum tax. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether Municipal Reserves' tax-exempt interest is attributable to those bonds.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of Municipal Reserves because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as Municipal Reserves) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by that Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

      Proposals have been and may be introduced before Congress that would restrict or eliminate the federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of such securities for investment by Municipal Reserves and the value of its portfolio would be affected. In that event, that Fund would reevaluate its investment objective and policies.

      If Municipal Reserves invests in any instrument that generates taxable income, under the circumstances described in its Prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. Moreover, if Municipal Reserves realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of Municipal Reserves.

      State and Local Taxes. Depending upon the extent of its activities in states and localities in which it is deemed to be conducting business, a Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.

      Foreign Shareholders - U.S. Federal Income Taxation. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in a Fund such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      Foreign Shareholders - Dividends. Dividends (other than exempt-interest dividends) distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder ("effectively connected") generally will be subject to a U.S. federal withholding tax of 30% (or lower treaty rate). If a foreign shareholder's ownership of Fund shares is effectively connected, however, then all distributions to that shareholder will not be subject to such withholding and instead will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      Foreign Shareholders - Estate Tax. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of a Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.


                             PORTFOLIO TRANSACTIONS

      All portfolio transactions of each Fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by a Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. A Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to a Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of a Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).


      The receipt of research services from broker-dealers may be useful to Dreyfus in rendering investment management services to the Fund and/or its other clients; conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.


      Although Dreyfus manages other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


      None of the Funds paid a stated brokerage commission during the fiscal years ended October 31, 2000, 2001 and 2002.

      Regular Broker-Dealers. A Fund may execute transactions with one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or
(iii) sold the largest dollar amount of the Fund's securities. The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended October 31, 2002, the issuer of the securities and the aggregate value per issuer, as of October 31, 2002, of such securities:

                                                                       Aggregate Value
Fund                         Name of Regular Broker Dealer               Per Issuer

Money Market Reserves        Barclays De Zoete Wedd Securities, Inc.     $24,988,000
---------------------
                             Merrill Lynch, Pierce, Fenner & Smith, Inc. $24,149,000
                             Salomon Smith Barney Inc.                   $22,017,000

U.S. Treasury Reserves       Goldman, Sachs & Co                         $25,000,000
----------------------
                             UBS Warburg LLC                             $24,702,000

Institutional Prime Fund     Goldman, Sachs & Co                         $39,740,000
------------------------
                             Salomon Smith Barney, Inc.                 $119,340,000
                             Credit Suisse First Boston Corporation      $40,000,000
                             Merrill Lynch, Pierce, Fenner & Smith Inc.  $10,007,000
                             Morgan Stanley Dean Witter & Co.            $14,018,000
                             Barclays De Zoete Wedd Securities, Inc.     $30,000,000

Institutional Government     Barclays De Zoete Wedd Securities, Inc.     $20,000,000
-------------------------
Fund
                             Credit Suisse First Boston Corporation      $20,000,000
                             Goldman, Sachs & Co                         $51,772,000
                             Salomon Smith Barney Inc.                  $110,000,000

Institutional U.S. Treasury  Goldman, Sachs & Co.                        $68,955,000
----------------------------
Fund
                             Barclays De Zoete Wedd Securities, Inc.    $100,000,000
                             Credit Suisse First Boston Corporation     $100,000,000



                             PERFORMANCE INFORMATION

      The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "Past Performance."

      Each Fund computes its current annualized and compound effective yields using standardized methods required by the SEC. The annualized yield for each Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each Fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.


      The following are the current and effective yields for the Funds for the seven-day period ended October 31, 2002

                                       Current Yield            Effective Yield
                                       InvestorClass R          InvestorClass R

Money Market Reserves                  1.18%   1.38%            1.19%   1.39%
U.S. Treasury Reserves                 1.12%   1.32%            1.12%   1.33%
Municipal Reserves                     1.10%   1.30%            1.10%   1.30%


                                       Current Yield            Effective Yield

Institutional Prime Fund               1.51%                    1.52%
Institutional Government Fund          1.44%                    1.46%
Institutional U.S. Treasury Fund       1.40%                    1.41%

      Municipal Reserves may also, from time to time, utilize tax-equivalent yields. The tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as calculated above) which is tax-exempt by one minus a stated tax rate and adding the quotient to that portion of the Fund's yield, if any (as calculated above), that is not tax-exempt. The following are the tax-equivalent yields based on a tax rate of 38.60% for Municipal Reserves for the seven-day period ended October 31, 2002:
                              Tax-Equivalent Yield
                                Investor Class R
     Municipal Reserves        1.79%           2.12%

      Municipal Reserves may from time to time for illustrative purposes only use tax-equivalency tables which compare tax-exempt yields to their equivalent taxable yields for relevant federal income tax brackets. The following is an example of such a table:

      Tax Bracket              28%     31%      36%   39.6%

   Tax-Exempt Yields            Equivalent Taxable Yields
      1.00%                  1.37%    1.43%    1.54%   1.63%
      1.50%                  2.05%    2.14%    2.31%   2.44%
      2.00%                  2.74%    2.86%    3.08%   3.26%
      2.50%                  3.42%    3.57%    3.85%   4.07%
      3.00%                  4.11%    4.29%    4.62%   4.89%
      3.50%                  4.79%    5.00%    5.38%   5.70%
      4.00%                  5.48%    5.71%    6.15%   6.51%
      4.50%                  6.16%    6.43%    6.92%   7.33%

      From time to time, Fund advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market.

      From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

      From time to time, advertising material for a Fund may include biographical information relating to its portfolio manager and may refer to, or include commentary by the portfolio manager relating to, investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.

      From time to time, advertising materials may refer to studies performed by Dreyfus or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996 & 1997)" or other such studies.


                     INFORMATION ABOUT THE COMPANY AND FUNDS


      The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "The Fund."

      The Company has an authorized capitalization of 25 billion shares of $0.001 par value stock.

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Each Fund is one of seventeen portfolios of the Company. Fund shares have equal rights in liquidation. Fund shares have no preemptive or subscription rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio or, where matters affect different classes of a portfolio differently, by class.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      The Fund will send annual and semi-annual financial statements to all of its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectuses and this Statement of Additional Information.


      KPMG LLP, 757 Third Avenue, New York, NY 10017, was appointed by the Directors to serve as the Funds' independent auditors for the year ending October 31, 2003, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of the Funds.



(PAGE)



                                   APPENDIX A



      Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch"):

Commercial Paper and Short-Term Ratings

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

Bond and Long-Term Ratings

      Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA. The rating AA may be modified by the addition of a plus or minus sign to show relative standing within the rating category.

      Bonds rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

      Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

      Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support from central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

      In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.



                                   APPENDIX B
                                (MUNICIPAL FUNDS)
      Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

      An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Municipal Note Ratings

                                     SP-1

      The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

      The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.


Moody's

Municipal Bond Ratings

                                      Aaa

      Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

      Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

Commercial Paper Ratings

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Municipal Note Ratings

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

      A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

      Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                 MIG 1/VMIG 1

      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                 MIG 2/VMIG 2

      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Fitch

Municipal Bond Ratings


      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                      AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
                                      AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                     F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      F-1

      Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                      F-2

      Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.





                         THE DREYFUS/LAUREL FUNDS, INC.
                       (formerly, The Laurel Funds, Inc.)

                                     PART C.
                                OTHER INFORMATION

Item 23.   Exhibits
-------    ----------


A(1) Articles of Incorporation dated July 31, 1987. Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 41").

A(2) Articles Supplementary dated October 15, 1993 increasing authorized capital stock. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Post Effective Amendment No. 39").

A(3) Articles of Amendment dated March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 41.

A(4) Articles Supplementary dated March 31, 1994 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(5) Articles Supplementary dated May 24, 1994 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

A(6) Articles of Amendment dated October 17, 1994. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 31").

A(7) Articles Supplementary dated December 19, 1994 designating classes. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 32").

A(8) Articles of Amendment dated June 9, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

A(9) Articles of Amendment dated August 30, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

A(10) Articles Supplementary dated August 31, 1995 reclassifying shares.
      Incorporated by reference to Post-Effective Amendment No. 39.

A(11) Articles of Amendment dated October 31, 1995 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(12) Articles of Amendment dated November 22, 1995 designating and reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

A(13) Articles of Amendment dated July 15, 1996. Incorporated by reference to
      Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 53").

A(14) Articles of Amendment dated February 27, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

A(15) Articles of Amendment dated August 13, 1997. Incorporated by reference to
      Post-Effective Amendment No. 53.

A(16) Articles of Amendment dated October 30, 1997. Incorporated by reference to
      Post-Effective Amendment No. 56 to the Registrant's Registration Statement on form N-1A.

A(17) Articles of Amendment dated March 25, 1998. Incorporated by reference to
      Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A.

A(18) Articles of Amendment dated July 30, 1998. Incorporated by reference to
      Post-Effective Amendment No. 67.

A(19) Articles of Supplementary dated August 9, 1999. Incorporated by reference to Post-Effective Amendment No. 76.

A(20) Articles of Supplementary dated March 15, 1999. Incorporated by reference to Post-Effective Amendment No. 76.

A(21) Articles of Amendment dated March 15, 1999. Incorporated by reference to
      Post-Effective Amendment No. 76.


A(22) Articles of Amendment dated January 31, 2002. Incorporated by reference to
      Post-Effective Amendment No 83.

A(23) Articles of Supplementary dated January 31, 2002. Incorporated by reference to Post-Effective Amendment No 83.


B     Bylaws.  Incorporated by reference to Pre-Effective
      Amendment No. 53.

D(1) Form of Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 41.

D(2) Assignment and Assumption Agreement among Mellon Bank, N.A., The Dreyfus Corporation and the Registrant (relating to Investment Management Agreement). Incorporated by reference to Post-Effective Amendment No. 31.

D(3) Amended Exhibit A to Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 67.

D(4) Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez Sarofim & Co. with respect to Dreyfus Tax-Smart Growth Fund. Incorporated by reference to Post-Effective Amendment No. 67.

D(5) Sub-Investment Advisory Agreement between the Dreyfus Corporation and Fayez Sarofim & Co. with respect to Dreyfus Premier Tax Managed Growth Fund. Incorporated by reference to Post-Effective Amendment No. 76.

E(1) Form of Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 77.

F     Not Applicable.

G     Form of Custody Agreement between the Registrant and Mellon
      Bank, N.A. Incorporated by reference to Post-Effective
      Amendment No. 79.

H     Not Applicable.

I(1) Opinion of counsel. Incorporated by reference to the Registration Statement and to Post-Effective Amendment No. 32 and Post-Effective Amendment No. 56 and Post-Effective Amendment No. 67.

I(2)  Consent of Counsel. Filed herewith.

J     Consent of KPMG LLP.  Filed herewith.

K     Letter of Investment Intent.  Incorporated by reference to the Registration Statement.

M(1) Amended and Restated Distribution Plan (relating to Investor Class Shares and Class A Shares) for Dreyfus Bond Market Index Fund, Dreyfus Money Market Reserves, Dreyfus Municipal Reserves, Dreyfus U.S. Treasury Reserves, Dreyfus Premier Balanced Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Disciplined Intermediate Bond Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Midcap Stock Fund and Dreyfus Premier-Large Company Stock Fund. Incorporated by reference to Post-Effective Amendment No. 77.

M(2) Restated Distribution Plan for Dreyfus Disciplined Stock Fund Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant's Registration Statement ("Post-Effective Amendment No. 61").

M(3) Amended and Restated Distribution Plan (relating to Class A shares) for Dreyfus Premier Core Equity Fund. Incorporated by reference to Post-Effective Amendment No. 81.

M(4) Distribution Plan (relating to Class B and Class C shares) for Dreyfus Premier Balanced Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Large Company Stock Fund and Dreyfus Premier Core Equity Fund. Incorporated by reference to Post-Effective Amendment No. 81.

M(5) Revised Distribution Plan (relating to Class T shares) for Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Balanced Fund, Dreyfus Premier Small Cap Value Fund and Dreyfus Premier Core Equity Fund. Incorporated by reference to Post-Effective Amendment No. 81.

M(6) Amended and Restated Service Plan (relating to Class B, Class C and Class T shares) for Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Balanced Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Core Equity Fund and (relating to Class B and Class C shares) Dreyfus Premier Limited Term Income Fund. Incorporated by reference to Post-Effective Amendment No. 81.

M(7) Amended and Restated Shareholder Servicing Plan for Dreyfus Institutional Government Money Market Fund, Dreyfus Institutional Prime Money Market Fund and Dreyfus U.S. Treasury Money Market Fund. Incorporated by reference to Post-Effective Amendment No. 77.

N(1) Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 61.

N(2) Amended Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 76.

N(3) Amended Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 81.


P(1) Code of Ethics adopted by the Registrant. Incorporated by reference to Post-Effective Amendment No. 77.

P(2) Code of Ethics adopted by the Sub-Investment Adviser to the Registrant. Incorporated by reference to Post-Effective Amendment No. 77.


Other Exhibits

(1) Power of Attorney of Stephen E. Canter and James Windels dated November 15, 2001. Incorporated by reference to Post-Effective Amendment No. 79.

(2) Power of Attorney of the Directors dated March 16, 2000. Incorporated by reference to Post-Effective Amendment No. 77.


(3)   Assistant Secretary's Certificate dated February 24, 2003. Filed herewith.



Item 24.   Persons Controlled by or Under Common Control with
Registrant

      Not Applicable.

      Item 25.  Indemnification

(a)   Subject to the exceptions and limitations contained in Section (b) below:

      (i) every person who is, or has been a Director or officer of the Registrant (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

      (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Covered Person:

      (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Funds; or

      (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

            (A) by the court or other body approving the settlement;

            (B) by at least a majority of those Directors who are neither interested persons of the Registrant nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

            (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Directors, or by independent counsel.

(c) The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability. The Registrant would have the power to indemnify him against such liability. The Registrant may not acquire or obtain a contract for insurance that protects or purports to protect any Covered Person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) above may be paid by the appropriate Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Series if it is ultimately determined that he is not entitled to indemnification hereunder; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments or (iii) either a majority of the Directors who are neither interested persons of the funds nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification hereunder.


Item 26.   Business and Other Connections of the Investment Adviser

      Investment Adviser - The Dreyfus Corporation

      The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals


ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holding's, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.    Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 6/01 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.*

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 -1/2
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.*

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.


Item 27.   Principal Underwriters
________   ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)      CitizensSelect Funds
2)      Dreyfus A Bonds Plus, Inc.
3)      Dreyfus Appreciation Fund, Inc.
4)      Dreyfus Balanced Fund, Inc.
5)      Dreyfus BASIC Money Market Fund, Inc.
6)      Dreyfus BASIC Municipal Fund, Inc.
7)      Dreyfus BASIC U.S. Mortgage Securities Fund
8)      Dreyfus BASIC U.S. Government Money Market Fund
9)      Dreyfus Bond Funds, Inc.
10)     Dreyfus California Intermediate Municipal Bond Fund
11)     Dreyfus California Tax Exempt Bond Fund, Inc.
12)     Dreyfus California Tax Exempt Money Market Fund
13)     Dreyfus Cash Management
14)     Dreyfus Cash Management Plus, Inc.
15)     Dreyfus Connecticut Intermediate Municipal Bond Fund
16)     Dreyfus Connecticut Municipal Money Market Fund, Inc.
17)     Dreyfus Fixed Income Securities
18)     Dreyfus Florida Intermediate Municipal Bond Fund
19)     Dreyfus Florida Municipal Money Market Fund
20)     Dreyfus Founders Funds, Inc.
21)     The Dreyfus Fund Incorporated
22)     Dreyfus GNMA Fund, Inc.
23)     Dreyfus Government Cash Management Funds
24)     Dreyfus Growth and Income Fund, Inc.
25)     Dreyfus Growth and Value Funds, Inc.
26)     Dreyfus Growth Opportunity Fund, Inc.
27)     Dreyfus Index Funds, Inc.
28)     Dreyfus Institutional Cash Advantage Funds
29)     Dreyfus Institutional Money Market Fund
30)     Dreyfus Institutional Preferred Money Market Funds
31)     Dreyfus Insured Municipal Bond Fund, Inc.
32)     Dreyfus Intermediate Municipal Bond Fund, Inc.
33)     Dreyfus International Funds, Inc.
34)     Dreyfus Investment Grade Bond Funds, Inc.

35)     Dreyfus Investment Portfolios
36)     The Dreyfus/Laurel Funds Trust
37)     The Dreyfus/Laurel Tax-Free Municipal Funds
38)     Dreyfus LifeTime Portfolios, Inc.
39)     Dreyfus Liquid Assets, Inc.
40)     Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)     Dreyfus Massachusetts Municipal Money Market Fund
42)     Dreyfus Massachusetts Tax Exempt Bond Fund
43)     Dreyfus Midcap Index Fund, Inc.
44)     Dreyfus Money Market Instruments, Inc.
45)     Dreyfus Municipal Bond Fund, Inc.
46)     Dreyfus Municipal Cash Management Plus
47)     Dreyfus Municipal Money Market Fund, Inc.
48)     Dreyfus New Jersey Intermediate Municipal Bond Fund
49)     Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)     Dreyfus New York Municipal Cash Management
51)     Dreyfus New York Tax Exempt Bond Fund, Inc.
52)     Dreyfus New York Tax Exempt Intermediate Bond Fund
53)     Dreyfus New York Tax Exempt Money Market Fund
54)     Dreyfus U.S. Treasury Intermediate Term Fund
55)     Dreyfus U.S. Treasury Long Term Fund
56)     Dreyfus 100% U.S. Treasury Money Market Fund
57)     Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58)     Dreyfus Pennsylvania Municipal Money Market Fund
59)     Dreyfus Premier California Municipal Bond Fund
60)     Dreyfus Premier Equity Funds, Inc.
61)     Dreyfus Premier Fixed Income Funds
62)     Dreyfus Premier International Funds, Inc.
63)     Dreyfus Premier GNMA Fund
64)     Dreyfus Premier Municipal Bond Fund
65)     Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66)     Dreyfus Premier New Leaders Fund, Inc.
67)     Dreyfus Premier New York Municipal Bond Fund
68)     Dreyfus Premier Opportunity Funds
69)     Dreyfus Premier State Municipal Bond Fund
70)     Dreyfus Premier Stock Funds
71)     The Dreyfus Premier Third Century Fund, Inc.
72)     Dreyfus Premier Value Equity Funds
73)     Dreyfus Premier Worldwide Growth Fund, Inc.
74)     Dreyfus Short-Intermediate Government Fund
75)     Dreyfus Short-Intermediate Municipal Bond Fund
76)     The Dreyfus Socially Responsible Growth Fund, Inc.
77)     Dreyfus Stock Index Fund, Inc.
78)     Dreyfus Tax Exempt Cash Management
79)     Dreyfus Treasury Cash Management
80)     Dreyfus Treasury Prime Cash Management
81)     Dreyfus Variable Investment Fund
82)     Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)     General California Municipal Bond Fund, Inc.
84)     General California Municipal Money Market Fund
85)     General Government Securities Money Market Funds, Inc.
86)     General Money Market Fund, Inc.
87)     General Municipal Bond Fund, Inc.
88)     General Municipal Money Market Funds, Inc.
89)     General New York Municipal Bond Fund, Inc.
90)     General New York Municipal Money Market Fund
91)     Mellon Funds Trust


((b)

                                                                                                 None Positions
Name and principal                                                                               and Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Director                                                   None
Laura Mulhall *                       Executive Vice President                                   None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President and Director                      None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Mary Merkle *                         Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President - Compliance                                None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim *                         Assistant Secretary                                        None


*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.






Item 28.       Location of Accounts and Records
-------        --------------------------------

                  1.       Mellon Bank, N.A.
                           One Mellon Bank Center
                           Pittsburgh, Pennsylvania 15258

                  2.       Boston Financial Services, Inc.
                           One American Express Plaza
                           Providence, Rhode Island 02903

                  3.       The Dreyfus Corporation
                           200 Park Avenue
                           New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None







                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 27th day of February.


                        THE DREYFUS/LAUREL FUNDS, INC.


                          BY: /s/ Stephen E. Canter*

                         Stephen E. Canter, President

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                     Title                    Date


/s/Stephen E. Canter*            President                              2/27/03
---------------------
Stephen E. Canter

/s/James Windels*                Treasurer                              2/27/03
---------------------
James Windels

/s/Joseph S.                     Director, Chairman of the Board        2/27/03
DiMartino*
---------------------
Joseph S. DiMartino

/s/James M.                      Director                               2/27/03
Fitzgibbons*
---------------------
James M. Fitzgibbons

/s/J. Tomlinson Fort*            Director                               2/27/03
--------------------
J. Tomlinson Fort

/s/Kenneth A. Himmel*            Director                               2/27/03
---------------------
Kenneth A. Himmel

/s/Stephen J.                    Director                               2/27/03
Lockwood*
---------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*             Director                               2/27/03
---------------------
Roslyn M. Watson

/s/Benaree Pratt                 Director                               2/27/03
Wiley*
---------------------
Benaree Pratt Wiley


*By:  /s/Jeff Prusnofsky
      Jeff Prusnofsky
      Attorney-in-Fact